As filed with the Securities and Exchange Commission on April 22, 2020

Registration Nos. 333-59717
811-05166

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☐
  PRE-EFFECTIVE AMENDMENT NO.   ☐
  POST-EFFECTIVE AMENDMENT NO. 35  ☒
  AND/OR
  REGISTRATION STATEMENT UNDER
  THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 139  ☒

  (Check Appropriate Box or Boxes.)

Equitable America Variable Account A

(Exact Name of Registrant)

Equitable Financial Life Insurance Company of America

(Name of Depositor)

525 Washington Boulevard

Jersey City, New Jersey 07310

(Address of the Depositor's Principal Executive Offices) (Zip Code)

(212) 554-1234

Depositor's Telephone Number, Including Area Code

SHANE DALY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

525 Washington Boulevard, 22nd Floor

Jersey City, New Jersey 07310

(Name and Address of Agent for Service)

Please Send Copies of all Communications to:

DODIE C. KENT, Esq.

Eversheds Sutherland (US) LLP

The Grace Building, 40th Floor

1114 Avenue of the Americas

New York, New York 10036

Approximate date of Proposed Public Offering: It is proposed that this filing will become effective: (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  May 1, 2020 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of Interest in Separate Account Under Individual Flexible Payment Variable Annuity Contracts.

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Names		New Name
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding "existing name" listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST, UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research

Until each name change occurs, please read the prospectus using the corresponding "existing name" listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Fund		Acquiring Fund
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Fund		Acquiring Fund
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Morgan Stanley Small Cap Growth	will be added to	Custom Equity Master Custom Master

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

PROSPECTUS Dated May 1, 2020 Individual Flexible Payment Variable Annuity Contract	Issued by Equitable Financial Life Insurance Company of America with variable investment options under Equitable America Variable Account A Operations Center 5788 Widewaters Parkway Syracuse, NY 13214

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for the portfolios available under your contract (the "Portfolios").

Equitable Financial Life Insurance Company of America ("we," "us," "our," or the "Company") issues the flexible payment variable annuity contract described in this prospectus (the "Contract"). This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This Contract is no longer being sold. This prospectus is used with current Contract owners only (each, an "Owner"). We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments and how to allocate Fund Value.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Equitable America Variable Account A (the "Separate Account"), a separate investment account of the Company. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the Portfolios you select. You bear the investment risk of investing in the Portfolios. The subaccounts invest in shares of the following Portfolios of EQ Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP (the "Trusts").

Subaccounts
• 1290 VT Equity Income
• 1290 VT GAMCO Mergers & Acquisitions
• 1290 VT GAMCO Small Company Value
• 1290 VT Socially Responsible
• BNY Mellon Stock Index
• EQ/All Asset Growth Allocation (formerly All Asset Growth-Alt 20)
• EQ/Janus Enterprise
• EQ/Loomis Sayles Growth
• EQ/Aggressive Allocation(1)(2)
• EQ/BlackRock Basic Value Equity
• EQ/Capital Group Research (formerly EQ/Capital Guardian Research)
• EQ/Conservative Allocation(1)(2)
• EQ/Conservative-Plus Allocation(1)(2)
• EQ/Core Bond Index
• EQ/Intermediate Government Bond
• EQ/Large Cap Growth Managed Volatility(2)
• EQ/Large Cap Value Index
• EQ/MFS International Growth
• EQ/Mid Cap Index
• EQ/Mid Cap Value Managed Volatility(2)
• EQ/Moderate Allocation(1)(2)
• EQ/Moderate-Plus Allocation(1)(2)
• EQ/Money Market
• EQ/Morgan Stanley Small Cap Growth
• EQ/PIMCO Ultra Short Bond
• EQ/Quality Bond PLUS
• EQ/T. Rowe Price Growth Stock
• Fidelity® VIP Contrafund® Portfolio
• Franklin Income VIP
• Franklin Rising Dividends VIP
• Invesco Oppenheimer V.I. Global Fund
• Janus Henderson Balanced Portfolio
• Janus Henderson Enterprise Portfolio
• Janus Henderson Forty Portfolio
• Janus Henderson Global Research Portfolio
• PIMCO Global Bond Opportunities (Unhedged)
• ProFund VP Bear
• ProFund VP Rising Rates Opportunity
• ProFund VP UltraBull

Not all of these Portfolios may be available in all states or all markets.

(1)  The "EQ Allocation" Portfolios.

(2)  This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Value and any enhanced death benefit.

You may also allocate some or all of your Purchase Payments and Fund Value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company or your financial intermediary electronically by calling 1-855-920-9713.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-920-9713. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

A Statement of Additional Information dated May 1, 2020 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission (the "SEC") and is available from the Company without charge upon written request. You may request one by writing to our Operations Center located at Equitable Financial Life Insurance Company of America, Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

MLA-CM 05.20

CONTENTS OF THIS PROSPECTUS

1. Summary of the Contract	3
Definitions	3
Purpose of the Contract	3
Purchase Payments and Fund Value	3
Minimum Purchase Payments	4
Equitable America Variable Account A	4
Guaranteed Interest Account with Market Value Adjustment	4
The Market Value Adjustment	4
Transfer of Fund Value	4
Contract loans	5
Surrender	5
Charges and deductions	5
Right to return contract provision	5
Death benefit	5
Fee tables	6
Example	7
Other contracts	8
Condensed financial information	8
2. Who is Equitable Financial Life Insurance Company of America?	8
Equitable Financial Life Insurance Company of America	8
How to reach us	8
Equitable America Variable Account A	9
3. The Portfolios	10
Purchase of portfolio shares by Equitable America Variable Account A	17
4. Detailed information about the Contract	18
Payment and allocation of Purchase Payments	18
Telephone/fax transactions	23
Disruptive transfer activity	23
Termination of the Contract	24
5. Surrenders	25
6. Loans	26
7. Death Benefit	27
Death benefit provided by the Contract	27
Enhanced death benefit options	27
Election and effective date of election	28
Payment of death benefit	28
8. Charges and Deductions	29
Deductions from Purchase Payments	29
Charges against Fund Value	29
Deductions from Fund Value	30
9. Annuity Provisions	32
Annuity payments	32
Election and change of settlement option	33
Settlement options	33
Frequency of annuity payments	34
Additional provisions	34
10. Other Provisions	35
Ownership	35
Provision required by Section 72(s) of the Code	35
Provision required by Section 401(a)(9) of the Code	35
Secondary annuitant	36
Assignment	37
Change of beneficiary	37
Substitution of securities	37
Changes to Contracts	37
Change in operation of Equitable America Variable Account A	38
11. Voting Rights	38
12. Distribution of the Contracts	38
13. Federal Tax Status	41
Introduction	41
The Company's Tax Status	41
Taxation of annuities in general	42
Qualified retirement plans	45
Federal income tax withholding	50
14. Legal Proceedings	51
COVID-19	51
15. Cybersecurity	51
16. Financial Statements	52
About the General Account	52
Appendix I — Condensed financial information	I-1
Statement of Additional Information

1. Summary of the Contract

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and this entire prospectus will describe the part of the Contract involving the Separate Account. This prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the Portfolios offered. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your Contract. See applicable fund prospectuses for more detailed information about the Portfolios.

Definitions

Specialized terms are defined on the page where they first appear enclosed in a box.

Purpose of the Contract

The Contract is an individual flexible payment variable annuity contract. As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow an Owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Owner's choice among the subaccounts of the Separate Account and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create Fund Value for the Owner. The Owner can choose the length of time that such Purchase Payments may accumulate. The Owner may choose at some point in the future to receive annuity benefits based upon that accumulated Fund Value.

An Owner may use the Contract's design to accumulate Fund Value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code of 1986, as amended (the "Code"), including Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example.

Qualified Plans — Retirement plans that may receive favorable tax treatment under certain sections of the Code.

Qualified Contracts — Contracts issued under Qualified Plans.

Non-Qualified Contracts — Contracts not issued under Qualified Plans.

Fund Value — The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the loan account of the Contract.

Owner — The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

Business Day — Our Business Day is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A Business Day does not include a day on which the New York Stock Exchange is not open due to emergency conditions determined by the Securities and Exchange Commission.

The Contract is also designed to allow the Owner to request payments of part or all of the accumulated Fund Value before the Owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.

Purchase Payments and Fund Value

You may allocate your Purchase Payments to one or more of the subaccounts of the Separate Account that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of the Separate Account may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of the Separate Account will increase or that the Purchase Payments you make will not lose value.

Minimum Purchase Payments

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."

Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.

Equitable America Variable Account A

Equitable America Variable Account A is a separate investment account of the Company. The Separate Account assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of the Separate Account invest in shares of the Portfolios at their net asset value. (See "The Portfolios.") Owners bear the entire investment risk for all amounts allocated to the Separate Account subaccounts.

Portfolio — Any open-end management investment company or unit investment trust in which a subaccount invests.

Purchase Payment — An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the Contract.

Net Purchase Payment — Purchase Payment less any applicable tax charges. Currently, the Company does not reduce the Purchase Payment by any amounts for tax.

Guaranteed Interest Account with Market Value Adjustment

The Guaranteed Interest Account with Market Value Adjustment (or "MVA") is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)

The Market Value Adjustment

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

An MVA will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. An MVA will not be imposed on contracts issued in the states of Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the Accumulation Period. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details)

Transfer of Fund Value

You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for Contracts issued in certain states. Transfers may be made by telephone or fax if the proper form has been completed, signed, and received by the Company at its Operations Center in Good Order. See the cover page for how to contact the Operations Center. (See "Transfers.")

Good Order — Instructions that we receive at the Operations Center within the prescribed time limits, if any, specified in the Contract for the transaction requested. The instructions must be on the appropriate form or in a form satisfactory to us that includes all the information necessary to execute the requested transaction, and must be signed by the individual authorized to make the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and we must be able to execute the requisite order(s).

Contract loans

Under certain qualified contracts, you may borrow up to the dollar amount specified in the Code, not to exceed 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.

Surrender

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the Annuity Starting Date. We may impose a surrender charge and MVA (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Federal tax status.")

Charges and deductions

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

Right to return contract provision

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

Death benefit

If the Annuitant (and the Secondary Annuitant, if any) dies before the Annuity Starting Date, a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after the Annuity Starting Date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")

Annuitant — The person upon whose continuation of life any annuity payment depends.

Secondary Annuitant — The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Beneficiary — The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

Annuity Starting Date — The date upon which the Annuitant reaches 95 years of age, or at the discretion of the Owner of the Contract, a date that is at least ten years from the Effective Date of the Contract.

Fee tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

OWNER TRANSACTION EXPENSES:

Maximum deferred sales load (surrender charge) (as a percentage of Purchase Payments surrendered)	7.00	%(1)
Loan interest spread (effective annual rate)	2.50	%(2)
Maximum transfer charge	$25	(3)

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Maximum annual contract charge	$50	(4)

(1)  The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from Fund Value — Amount of surrender charge.") The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against Fund Value — Free partial surrender amount.")

(2)  The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3)  The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for Contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Charges against Fund Value — Transfer charge.")

(4)  The annual contract charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for Contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Commonwealth of Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Charges against Fund Value — Annual contract charge.")

The next table describes the separate account annual expenses you pay as a percentage of average annual Fund Value.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average annual Fund Value in Equitable America Variable Account A):

Maximum mortality and expense risk fees	1.35	%(5)
Total separate account annual expenses	1.35	%(5)

(5)  The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios for the year ended December 31, 2019. You may pay Portfolio operating expenses periodically during the time that you own the Contract. Certain Portfolios invest in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Portfolio's fees and expenses is contained in the prospectus for that Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

	Lowest	Highest
Total Annual Portfolio Operating Expenses for 2019 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)	0.27%	1.74%

(1)  "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for Portfolios added during the fiscal year 2019, if applicable, and for the other underlying Portfolios. In addition, the "Lowest" represents the Total Annual Portfolio Operating Expenses of the BNY Mellon Stock Index Fund, Inc — Initial Shares. The "Highest" represents the Total Annual Portfolio Operating Expenses of the Profund VP Bear Portfolio.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2019.

These examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The examples assume the maximum contract charges and annual expenses of any of the Portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$1,000	$1,664	$2,343	$3,854

b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$863	$1,254	$1,659	$2,452

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$362	$1,100	$1,859	$3,854

b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$215	$664	$1,139	$2,452

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$1,000	$1,100	$1,859	$3,854

b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$863	$664	$1,139	$2,542

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$1,000	$1,664	$2,343	$3,854

b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Portfolios):

1 Year	3 Years	5 Years	10 Years
$863	$1,254	$1,659	$2,452

For the purposes of the Fee Tables and the Example, we assume that the Contract is in the accumulation period. (See "Charges and Deductions.") On and after the Annuity Starting Date, different fees and charges will apply.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of our other annuity contracts.

Condensed financial information

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2019.

2. Who is Equitable Financial Life Insurance Company of America?

Equitable Financial Life Insurance Company of America

We are Equitable Financial Life Insurance Company of America (formerly MONY Life Insurance Company of America), an Arizona stock life insurance corporation organized in 1969. Equitable Financial Life Insurance Company of America is an affiliate of Equitable Financial Life Insurance Company ("Equitable") and an indirect wholly owned subsidiary of Equitable Holdings, Inc., No company other than Equitable Financial Life Insurance Company of America has any legal responsibility to pay amounts that the Company owes under the Contracts. The Company is solely responsible for paying all amounts owed to you under your Contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our main administrative office is located at 525 Washington Blvd., Jersey City, NJ 07310.

On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.

How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your Contract, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your Contract online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For subsequent contributions sent by regular mail:

Equitable Financial Variable – Dept #2635
PO Box 11407
Birmingham, AL 35246-2635

For subsequent contributions sent by express delivery:

Regions Lockbox Operations
Attn: Equitable Financial Variable – LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by mail:

Equitable Financial Life Insurance Company of America
PO Box 4830
Syracuse, New York 13221

By toll-free phone:

Customer service representatives are available weekdays from 8:00 AM to 7:00 PM, Eastern Time, Monday – Thursday, and 8:00 AM to 5:00 PM, Eastern Time, on Friday at 1-800-487-6669.

You can also change your allocation percentages, transfer among investment options, request a loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.

By Internet:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.

Receipt of Communications and Transaction Requests

Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, New York 13214.

Equitable America Variable Account A

Equitable America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to the Separate Account. The assets in the Separate Account are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in the Separate Account. The Company is required to keep assets in the Separate Account that equal the total market value of the contract liabilities funded by the Separate Account. Realized or unrealized income gains or losses of the Separate Account are credited or charged against the Separate Account assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of the Separate Account. The Separate Account assets are not chargeable with liabilities of the Company's other businesses. The assets of the Separate Account are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of the Separate Account exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in the Separate Account. However, the obligations themselves are obligations of the Company.

The Separate Account was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. The Separate Account is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". A unit investment trust is a type of investment company. The Securities and Exchange Commission, however, does not manage or supervise the Company or the Separate Account. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, the Separate Account is treated as a part or division of the Company.

The Separate Account is divided into subdivisions called subaccounts. Each subaccount invests only in a designated class of shares of a designated Portfolio. For example, the EQ/Core Bond Index Subaccount invests solely in Class IA shares of the EQ/Core Bond Index Portfolio of the EQ Advisors Trust. These Portfolios serve as underlying investments only for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the Separate Account; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of the Separate Account if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other Portfolios or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

3. The Portfolios

We offer Portfolios of both affiliated and unaffiliated fund companies under the Contracts. Equitable Investment Funds Management Group, LLC ("Equitable IMG") (formerly AXA Equitable Funds Management Group), a wholly owned subsidiary of Equitable, serves as the investment adviser of the EQ Premier VIP and EQ Advisors Trust Portfolios. For some of those Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for those Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of those sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the contract are Equitable Advisors and Equitable Distributors, LLC. Equitable Advisors is an affiliate of the Company and Equitable, and Equitable Distributors is an affiliate of the Company and an indirect wholly owned subsidiary of Equitable.

Equitable Advisors and Equitable Distributors (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

Equitable or the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective Portfolios.

As an Owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the Portfolios' investment returns. Equitable may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The Equitable Allocation Portfolios and the EQ/All Asset Growth Allocation Portfolio invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The Equitable Fund of Fund Portfolios offer Owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the Equitable Fund of Fund Portfolios by Equitable IMG. Equitable Advisors financial professionals may promote the benefits of such Portfolios to Owners and/or suggest that Owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your Contract. Please see "Detailed information about the Contract" later in this prospectus for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "EQ Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by Equitable IMG (the "EQ volatility management strategy"), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios and the EQ Fund of Fund Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "4" under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

The success of the EQ volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.

Please see the Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Fund Value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objectives and strategies.

In addition, the EQ/All Asset Growth Allocation Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.

Investments in Portfolios that are also Offered in Policies/Contracts with an Asset Transfer Program

Some of the Portfolios are offered in other Equitable variable annuity contracts that have guaranteed benefit riders. Owners of these riders may be required to participate in Equitable's Asset Transfer Program ("ATP"), which is designed to reduce the overall volatility of the owner's account value and therefore help Equitable manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. The ATP uses predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in policies/contracts with or without an ATP feature could be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all policy/contract owners invested in that Portfolio:

(a)  By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)  By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by policy/contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. If the ATP causes significant transfers of account value out of a Portfolio, any resulting negative effect on the performance of that Portfolio will be experienced to a greater extent by a policy/contract owner who remains invested in that Portfolio because his or her account value was not subject to the transfer.

EQ Premier VIP Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
EQ/Aggressive Allocation(1)	Class B	Seeks to achieve long-term capital appreciation.	• Equitable Investment Funds Management Group, LLC	4
EQ/Conservative Allocation(1)	Class B	Seeks to achieve a high level of current income.	• Equitable Investment Funds Management Group, LLC	4
EQ/Conservative-Plus Allocation(1)	Class B	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Funds Management Group, LLC	4
EQ/Moderate Allocation(1)	Class B	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Funds Management Group, LLC	4
EQ/Moderate-Plus Allocation(1)	Class B	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Funds Management Group, LLC	4

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
1290 VT Equity Income	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Equitable Investment Funds Management Group, LLC • Barrow, Hanley, Mewhinney & Strauss, LLC
1290 VT GAMCO Mergers & Acquisitions	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Funds Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO Small Company Value	Class IB	Seeks to maximize capital appreciation.	• Equitable Investment Funds Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT Socially Responsible	Class IA	Seeks to achieve long-term capital appreciation.	• Equitable Investment Funds Management Group, LLC • Blackrock Investment Management, LLC
EQ/All Asset Growth Allocation (formerly, All Asset Growth-Alt 20)	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Funds Management Group, LLC
EQ/Janus Enterprise	Class 1A	Seeks to achieve long-term growth of capital.	• Equitable Investment Funds Management Group, LLC • Janus Capital Management LLC
EQ/Large Cap Growth Managed Volatility	Class IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Funds Management Group, LLC • BlackRock Investment Management, LLC • HS Management Partners, LLC • Loomis, Sayles & Company, L.P. • Polen Capital Management, LLC • T. Rowe Price Associates, Inc.	4
EQ/Loomis Sayles Growth	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Funds Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/Blackrock Basic Value Equity	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• Equitable Investment Funds Management Group, LLC • BlackRock Investment Management, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
EQ/Capital Group Research (formerly EQ/Capital Guardian Research)	Class IA	Seeks to achieve long-term growth of capital.	• Equitable Investment Funds Management Group, LLC • Capital International, Inc.
EQ/Core Bond Index	Class IA

Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

• Equitable Investment Funds Management Group, LLC • SSgA Funds Management, Inc.
EQ/Intermediate Government Bond	Class IA

Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.

• Equitable Investment Funds Management Group, LLC • SSgA Funds Management, Inc.
EQ/Large Cap Value Index	Class IA

Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

• Equitable Investment Funds Management Group, LLC • AllianceBernstein L.P.
EQ/MFS International Growth	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
EQ/Mid Cap Index	Class IA

Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor's Mid Cap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's MidCap 400® Index.

• Equitable Investment Funds Management Group, LLC • AllianceBernstein L.P.
EQ/Mid Cap Value Managed Volatility	Class IA	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Funds Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Wellington Management Company, LLP	4
EQ/Money Market	Class IA	Seeks as high a level of current income preserve its assets and the mainten liquidity.	• Equitable Investment Funds Management Group, LLC • BNY Mellon Investment Adviser, Inc.
EQ/Morgan Stanley Small Cap Growth	Class B	Seeks to achieve long-term growth of capital.	• Equitable Investment Funds Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO Ultra Short Bond	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Funds Management Group, LLC • Pacific Investment Management Company LLC
EQ/Quality Bond PLUS	Class IB	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Funds Management Group, LLC • Pacific Investment Management Company LLC
EQ/T. Rowe Price Growth Stock	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Funds Management Group, LLC • T. Rowe Price Associates, Inc.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II	Objective	Investment Adviser (or Sub-adviser(s), as applicable)	Volatility Management
Invesco Oppenheimer V.I. Global Fund	The fund seeks capital appreciation.	• Invesco Advisers, Inc.
Dreyfus Stock Index Fund, Inc. — Initial Shares	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
BNY Mellon Stock Index Fund, Inc.	The fund seeks to match the total return of the S&P 500 Index.	• BNY Mellon Investment Adviser, Inc. • Index Fund Manager: Mellon Investments Corporation (Mellon)
Fidelity® Variable Insurance Products (VIP) — Service Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.	• Fidelity Management and Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
Franklin Income VIP	Seeks to maximize income while maintaining prospects for capital appreciation.	• Franklin Advisers, Inc.
Franklin Rising Dividends VIP	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	• Franklin Advisory Services, LLC
Janus Aspen Series — Institutional Shares	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
Janus Henderson Balanced Portfolio	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	• Janus Capital Management LLC
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	• Janus Capital Management LLC
Janus Henderson Forty Portfolio	Seeks long-term growth of capital.	• Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Seeks long-term growth of capital.	• Janus Capital Management LLC
Pimco Variable Insurance Trust — Administrative Class	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
PIMCO Global Bond Opportunities (Unhedged)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	• Pacific Investment Management Company LLC

Profunds VP — Portfolio Name	Objective	Investment Adviser (and Sub-adviser(s), as applicable)	Volatility Management
Profund VP Bear	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.	• ProFund Advisors LLC
Profund VP Rising Rates Opportunity

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.

• ProFund Advisors LLC
Profund VP Ultrabull	Seeks daily investment results, before fees and expenses that correspond to two times (2x) the daily performance of the S&P 500®.	• ProFund Advisors LLC

(1)  The "EQ Allocation" Portfolios.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Portfolio prospectus. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Portfolio prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Owners should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Portfolios can be found in the prospectus for each of the Portfolios.

Purchase of portfolio shares by Equitable America Variable Account A

The Separate Account will buy and redeem shares from the Portfolios at net asset value. Shares will be redeemed when needed for the Company to:

•  collect charges under the Contracts;

•  pay Cash Value on full surrenders of the Contract;

•  fund partial surrenders;

•  provide benefits under the Contracts; and

•  transfer assets from one subaccount to another or between one or more subaccounts of the Separate Account and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a Portfolio will be:

•  reinvested immediately at net asset value in shares of that Portfolio; and

•  kept as assets of the corresponding subaccount.

Cash Value — The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.

Shares of the Portfolios are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other Portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other Portfolios. There can be no assurance, and no representation is made that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

4. Detailed information about the Contract

The Fund Value in the Separate Account and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in the Separate Account. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

Payment and allocation of Purchase Payments

Issuance of the Contract

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your Equitable Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)  Complete an application;

(2)  Deliver the application to;

(a)  a licensed agent of the Company who is also a registered representative of the Distributors who act as the principal underwriters for the Contracts, or

(b)  a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center. (See "Receipt of Communications and Transaction Requests.") Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract in a Qualified Plan, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

Use of Contract or Method of Making Purchase Payment	Minimum Initial Purchase Payment
Individual retirement accounts and annuities under Section 408 of the Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the Code	$2,000
Non-Qualified Contracts	$2,000
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of the Code), certain corporate or association retirement plans, and Simplified Employee Pensions under Section 408 of the Code	$600
Annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities and deferred compensation plans under Section 457 of the Code	$600
Payroll deduction and automatic checking account withdrawal plans	Annualized rate of $600 (i.e., $600 per year, $300 semiannually, $150 quarterly or $ 50 per month)
Government Allotment Plans	$50 per month

Government Allotment Plans — Payroll deduction plans used for financial products by government employees.

Additional Purchase Payments may be made at any time before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that Payment, would cause cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1)  the Contract is issued by the Company, and

(2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

Effective Date — The date the Contract begins as shown in the Contract.

Tax-Free "Section 1035" exchanges

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

Right to return contract provision

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account based on your allocation instructions.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

Allocation of Purchase Payments and Fund Value

Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of the Separate Account or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:

(1)  the Effective Date of the Contract, or

(2)  the date the Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the Contract's Fund Value will automatically be transferred to the Separate Account subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return contract period ends, under a non-automatic payment plan, if the Owner does not:

(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone or fax subject to the rules of the Company and its right to terminate or modify telephone or fax allocation. The Company reserves the right to deny any telephone or fax allocation request. (See "Telephone/fax transactions.") Any such change, whether made in writing or by telephone or fax, will be effective within 7 days of the date we receive notice of the change.

Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.

Calculating unit values for each subaccount

When allocated Purchase Payments are received they are credited to subaccounts of the Separate Account in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the applicable unit value for that subaccount.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1)  the net asset value per share of each Portfolio held in the subaccount at the end of the current Business Day divided by

(2)  the net asset value per share of each Portfolio held in the subaccount at the end of the prior Business day, minus

(3)  the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

Once you complete your application, we must apply the initial Purchase Payment to your Contract within two Business Days. For additional Purchase Payments, we will apply the Purchase Payment to your Contract based on the unit value(s) calculated on the Business Day on which the Purchase Payment is received. (See "Receipt of Communications and Transaction Requests.")

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the Portfolio in which the subaccount invests and any expenses and charges deducted from the Separate Account. The Owner bears the entire investment risk. Owners should periodically review their allocations of Purchase Payments and Fund Value in light of market conditions and overall financial planning requirements.

Calculation of Guaranteed Interest Account with Market Value Adjustment Fund Value

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

(1)  the date received at the Operations Center, or

(2)  if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

Calculation of Fund Value

The Contract's Fund Value will reflect:

•  The investment performance of the selected subaccount(s) of the Separate Account;

•  Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

•  Any amount in the loan account;

•  Any Net Purchase Payments;

•  Any transfer charges;

•  Any partial surrenders; and

•  All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After amounts allocated to the subaccounts are transferred from the General Account to the Separate Account, on each Business Day, the Contract's Fund Value will be computed as follows:

(1)  Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2)  Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

•  The addition of any interest credited.

•  Addition or subtraction of any amounts transferred.

•  Subtraction of any partial surrenders.

•  Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

(3)  Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;

(4)  Add any Net Purchase Payment received on that Business Day;

(5)  Subtract any partial surrender amount (reflecting any surrender charge and market value adjustment) made on that Business Day;

(6)  Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

Transfers. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a written request to in Good Order the Company's Operations Center. Transfers may be made by telephone or fax if you have proper authorization. (See "Telephone/fax transactions.") Transfers from a subaccount will be executed at the unit values next calculated by the Company on the Valuation Date on which the transfer request is received. (See "Receipt of Communications and Transaction Requests.") Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts, except for those set forth in the "Disruptive transfer activity" section below.

Transfers among, to and from subaccounts may be postponed for any period during which:

(1)  the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)  trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)  an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio .

A transfer charge is not currently imposed on transfers. (See "Charges against Fund Value — Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

Effective Date — The date shown as the Effective Date of the Contract.

Transfers involving the Guaranteed Interest Account with Market Value Adjustment. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.

Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

Portfolio rebalancing

Our portfolio rebalancing program may help prevent an investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future. We reserve the right to restrict the availability of rebalancing programs at any time.

Telephone/fax transactions

Prior allocation instructions may be changed or transfers requested by telephone or fax subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax privilege. The Company reserves the right to deny any telephone or fax request.

If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone or fax allocation changes or transfers by telephone or fax. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone or fax which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1)  the Company shall not be liable for any loss as a result of following fraudulent telephone or fax instructions; and

(2)  the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone or fax instructions.

A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Thursday, 8 a.m. to 7 p.m., Eastern Time, and Friday, 8 a.m. to 5 p.m., Eastern Time. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted.

Special note on reliability. Please note that our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing to our Operations Center.

Disruptive transfer activity

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We offer subaccounts with underlying Portfolios that are part of the Equitable Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying Portfolios of outside trusts with which Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with Equitable Premier VIP Trust and EQ Advisors Trust, the "Trusts"). The Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected Contract. We or a Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our Owners, we will work with the unaffiliated trust to review Owner trading activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Portfolios for more information.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by Owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the Owner.

Owners should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Owners may be treated differently than others, resulting in the risk that some Owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Termination of the Contract

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the Annuity Starting Date,

(3)  the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

Your Contract must be annuitized or surrendered for a lump sum by no later than the Contract Anniversary following the Annuitant's 95th birthday. No death benefit will be payable except, if annuitized, as provided under the settlement option elected.

Contract Anniversary — each one-year anniversary of the Contract's Effective Date.

5. Surrenders

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

•  on or before the Annuity Starting Date, and

•  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received in Good Order by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1)  any applicable surrender charge,

(2)  any applicable market value adjustment, and

(3)  any outstanding debt.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit values will be calculated as of the Business Day the surrender request is received. (See "Receipt of Communications and Transaction Requests.") Allocations may be by either dollar amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

•  there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

•  the request is not in Good Order.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

The amount of any surrender or transfer payable from the Separate Account will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1)  the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2)  trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3)  an emergency exists as a result of which disposal of securities held by the Portfolio is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Portfolio.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

6. Loans

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

•  The term of the loan generally must be 5 years or less.

•  Repayments are required at least quarterly and must be substantially level.

•  The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied. Loans could have tax consequences. (See "Federal tax status.")

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

loan — Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

loan account — a part of the General Account where Fund Value is held as collateral for a loan. An Owner may transfer Fund Value in the Subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the loan account.

7. Death benefit

Death benefit provided by the Contract

The Company will pay a death benefit to the Beneficiary if:

(1)  the Annuitant dies, and

(2)  the death occurs before the Annuity Starting Date.

The amount of the death benefit will be the greater of:

(1)  the Fund Value less any outstanding debt on the date of the Annuitant's death;

(2)  the Purchase Payments paid, less any partial surrenders and their surrender charges and MVA and less any outstanding debt; or

(3)  an enhanced death benefit.

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. The death benefit will automatically terminate upon the Annuity Starting Date, which can never be later than the Annuitant's 95th birthday. If the death of the Annuitant occurs on or after the Annuity Starting Date, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of any Owner amounts must be distributed from the Contract as required by Section 72(s) or 401(a)(9) of the Code, as applicable. (See "Provision required by Section 72(s) of the Code" and "Provision required by Section 401(a)(9) of the Code" later in this prospectus.) In cases where an Owner who is not the Annuitant dies, we will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

Enhanced death benefit options

Your Contract provided a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either (i) enhanced death benefit — 5 Year, or (ii) enhanced death benefit — 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit — 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit — 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit — 5 Year.

Enhanced death benefit — 5 Year

On the 5th Contract Anniversary and each subsequent 5th Contract Anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract Anniversary. Thereafter the enhanced death benefit remains at its last value.

Enhanced death benefit — 1 Year

On the first Contract Anniversary and each subsequent Contract Anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

Amount of the enhanced death benefit payable on death under enhanced death benefit options

The recalculated enhanced death benefit is equal to the greater of:

(1)  the Fund Value on the date the enhanced death benefit is to be recalculated; and

(2)  the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

•  the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and less

•  any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:

(1)  the amount of that partial surrender (including any surrender charges and applicable market value adjustment assessed), divided by

(2)  the Fund Value immediately before that partial surrender, multiplied by,

(3)  the enhanced death benefit immediately before the surrender.

Once the last value is set for the enhanced death benefit, it will not be recalculated until the Annuitant's date of death. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract Anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.

Election and effective date of election

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

(1)  during the lifetime of the Annuitant, and

(2)  before the Annuity Starting Date.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by Section 72(s) or 401(a)(9) of the Code, as applicable, the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

Payment of death benefit

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

(1)  the election becomes effective, or

(2)  the election is considered to become effective, and

(3)  due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from the Separate Account under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

8. Charges and deductions

The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract — Fee tables" for more detailed information):

Deductions from Purchase Payments
Tax charge	Range for state and local — 0%-3.50%(1). Federal — Currently 0%(1)
Daily Deductions from Equitable America Variable Account A
Mortality & expense risk charge Annual rate deducted daily from average daily net assets	Maximum daily rate — 0.003699% Maximum annual rate — 1.35%
Deductions from Fund Value
Annual contract charge	Maximum of $50 ($30 in some states) on 30 days written notice Current charge is $0
Transaction and other charges Transfer charge	Maximum of $25 Current charge is $0
Surrender charge	Grades from 7% to 0% of Fund Value surrendered based on a schedule.(2)
Loan interest spread	2.50%

(1)  Company currently assumes responsibility; current charge to Owner 0%. The Company reserves the right to charge in the future.

(2)  See grading schedule and "Charges and deductions — Charges against Fund Value" for details of how it is computed.

The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

Deductions from Purchase Payments

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.

Charges against Fund Value

Daily deduction from the Separate Account

Mortality and expense risk charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of the Separate Account. This daily charge from the Separate Account is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of the Separate Account. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of the Separate Account. The charge is deducted from the Separate Account, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

A portion of this charge is used to cover our expenses in connection with the enhanced death benefits.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from Fund Value

Annual contract charge. The Company has primary responsibility for the administration of the Contract and the Separate Account. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from Equitable and such other sources as may be available.

Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the Annuity Starting Date.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of the Separate Account in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

Transfer charge. Fund Value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

Surrender charge. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from the Separate Account to cover mortality and expense risks borne by the Company. (See "Charges against Fund Value — Mortality and expense risk charge.")

We impose a surrender charge when a full or partial surrender is made during the first eight (8) Contract Years, except as provided below.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2)  To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3)  If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of the Separate Account in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to surrender charges.

No surrender charge will be deducted from death benefits except as described in "Death benefit."

If The MONYMaster variable annuity contract issued by the Company has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement is the effective date of The MONYMaster variable annuity contract. Your agent can provide further details.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.

Amount of surrender charge. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:

Surrender Charge Percentage Table
Contract Year	Surrender Charge (as a percentage of Fund Value surrendered)
1	7%
2	7
3	6
4	6
5	5
6	4
7	3
8	2
9 (or more)	0

The amount of the surrender charge is in addition to any applicable market value adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

Free partial surrender amount. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1)  For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

(a)  $10,000 (but not more than the Contract's Fund Value), or

(b)  10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

(2)  For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account with Market Value Adjustment is available. For example, the Fund Value in the Separate Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment. It does not include amounts allocated to the loan account. This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

Taxes

Currently, no charge will be made against the Separate Account for federal income taxes. However, the Company may make such a charge in the future if income or gains within the Separate Account will incur any federal income tax liability. Charges for other taxes, if any, attributable to the Separate Account may also be made. (See "Federal tax status".)

Portfolio Fees and Charges

Each portfolio in which the the Separate Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain Portfolios available under the Contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Portfolio prospectus.

Sales of the Contracts

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

9. Annuity provisions

Annuity payments

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. No death benefit will be payable after the Annuity Starting Date, except as provided under the settlement option elected. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2)  no later than the Contract Anniversary after the Annuitant's 95th birthday.

The Annuity Starting Date may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The Annuity Starting Date will be advanced or deferred if:

(1)  Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments, and

(2)  The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value, less any state or local taxes imposed when annuity payments begin, will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after the Annuity Starting Date. No surrender will be permitted except as may be available under the settlement option elected.

Your choice of a Settlement Option may be limited, depending on your use of the Contract. For Contracts issued in connection with Qualified Plans, restrictions and limitations may be imposed by the Code, including Section 401(a)(9) of the Code, and the terms of the Qualified Plan on the Settlement Options that can be elected and when annuity payments start. In this regard, certain Settlement Options and/or certain period certain durations may not be available, depending on the age of the Annuitant. In addition, if your Contract is a Qualified Contract once annuity payments start under a Settlement Option, it may be necessary to modify those payments following the Annuitant's death in order to comply with the required minimum distribution rules under Section 401(a)(9) of the Code. For a discussion of the post-death distribution requirements for Qualified Contracts, see "QUALIFIED RETIREMENT PLANS, Required Distributions Upon Your Death."

Election and change of settlement option

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

•  one or more of the settlement options described below, or

•  another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. For contracts issued in the State of Texas, if no election is in effect on the Annuity Starting Date, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").

Settlement options

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the Separate Account. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.

Settlement Option 1 — Interest Income: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain Contracts, this option is not available if the Annuitant is the payee.

Settlement Option 2 — Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

Settlement Option 3 — Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

Settlement Option 3a — Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

Settlement Option 4 — Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

Frequency of annuity payments

At the time the settlement option is chosen, the payee may request that it be paid:

•  Quarterly:

•  Semiannually: or

•  Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Arizona Governing Committee v. Norris, and Title VII of the Civil Rights Act of 1964, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

10. Other provisions

Ownership

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  a change in Owner is requested, or

(2)  a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1)  made in writing, and

(2)  received at the Company in Good Order.

The change will become effective as of the date the written request is signed by the Owner. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

Successor Owner — The living person who, at the death of the Owner, becomes the new Owner.

Provision required by Section 72(s) of the Code

The entire interest under a Non-Qualified Contract must be distributed within five years of any Owner's death if any Owner dies before the Annuity Starting Date. Satisfactory proof of death must be provided to the Company.

If the deceased Owner's spouse is the Successor Owner as of the date of the Owner's death, then the surviving spouse will be treated as the new Owner of the Contract and may continue the Contract. Spousal status is determined under federal law for this purpose (described below).

If the surviving spouse is not the Successor Owner:

(1)  the Contract will be surrendered as of the date of the Owner's death, and

(2)  the proceeds will be paid to the Beneficiary.

If the Beneficiary is the Successor Owner, the surrender proceeds may be paid over the life of the Successor Owner if:

(1)  the Successor Owner chooses that option, and

(2)  payments begin no later than one year after the date of the Owner's death.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If any Owner, Annuitant or payee dies on or after the Annuity Starting Date, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's, Annuitant's or payee's death.

Provision required by Section 401(a)(9) of the Code

The entire interest of a Qualified Plan participant (the "Participant") in the Contract generally must begin to be distributed no later than the required beginning date. Distributions generally must begin no later than April 1 of the calendar year following the calendar year the Participant attains age 72 (age 70 1/2 if the Participant was born before July 1, 1949). The interest is distributed:

(1)  over the life of such Participant, or

(2)  the lives of such Participant and the Participant's designated beneficiary.

New after-death distribution rules under Section 401(a)(9) of the Code apply when the Participant dies. In general, a designated beneficiary must receive the entire surrender proceeds within 10 years of the Participant's death unless the designated beneficiary is an eligible designated beneficiary ("EDB"). EDBs may elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy if payments begin no later than one year after the December 31 following the Participant's death. However, the 10-year requirement applies when the EDB dies.

If the Qualified Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own IRA.

Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

These rules are described in more detail in "Qualified Retirement Plans, Temporary Rules under the CARES Act and Required Distributions Upon Your Death." It is the Owner's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.

Continuation of the Contract by a surviving spouse

As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Owner. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes generally must surrender the Contract within 5 or 10 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death, with the applicable rules differing depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.

The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.

If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

Secondary annuitant

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

(1)  in the application for the Contract, or

(2)  after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2)  action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1)  the death of the Annuitant must have occurred before the Annuity Starting Date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3)  if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse (as defined by federal law); and

(4)  if the Annuity Starting Date is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the Annuity Starting Date will be automatically advanced to that Contract Anniversary.

Effect of secondary annuitant's becoming the annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.

Change of beneficiary

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request in Good Order to the Company at its Operations Center. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of securities

The Company may substitute other securities for shares of the Portfolios already purchased or to be purchased in the future by Contract Purchase Payments if:

(1)  the shares of any Portfolio are no longer available for investment by the Separate Account, or

(2)  in the judgment of the Company's Board of Directors, further investment in shares of one or more of the Portfolios is inappropriate based on the purposes of the Contract.

The substituted securities may have higher fees and charges than the Portfolio(s) they replaced, and not all substituted securities may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is Equitable Financial Life Insurance Company of America — the Equitable America Variable Account A" for more information about changes we may make to the subaccounts).

Changes to Contracts

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, Treasury regulations, published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any Contract change.

Change in operation of the Separate Account

The Separate Account may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or the Separate Account may be combined with any of the Company's other variable accounts.

Deregistration of the Separate Account requires an order by the Securities and Exchange Commission. If there is a change in the operation of the Separate Account under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

11. Voting rights

All of the assets held in the subaccounts of the Separate Account will be invested in shares of the designated Portfolios. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Portfolios held in the Separate Account (whether or not attributable to contract owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast. One possible effect of this voting method is that a relatively small number of contract owners may determine the outcome of a vote.

Whenever a Portfolio calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the Portfolio. Since each Portfolio may engage in shared funding, other persons or entities besides the Company may vote Portfolio shares.

12. Distribution of the Contracts

The Contracts are distributed by both Equitable Advisors, LLC ("Equitable Advisors") and Equitable Distributors, LLC ("Equitable Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the Separate Account. The offering of the Contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company and Equitable, and Equitable Distributors is an affiliate of us and an indirect wholly owned subsidiary of Equitable. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The Contracts are sold by financial professionals of Equitable Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

Compensation paid to the Distributors. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts ("asset-based compensation").

The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with Equitable Distributors.

Differential compensation paid by Equitable Advisors. In an effort to promote the sale of the Company's products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. Equitable Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Additional payments by Equitable Distributors to Selling broker-dealers. Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain contracts of the Company exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp

Allstate Financial Serv LLC

American Portfolios Fin Serv

Ameriprise Financial Services

Avantax Investment Services, Inc

BBVA Securities, Inc.

Cadaret, Grant & Co., INC.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services

DPL Financial Partners

Equity Services Inc

Farmer's Financial Solution

Galt Financial Group, Inc

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Sevices LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Cor

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual Of Omaha Inv Ser. Inc

Park Avenue Securities, LLC

PlanMember Securities Corp

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Fin Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

13. Federal tax status

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate, gift or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, the Company makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

Temporary Rules under CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to IRAs and qualified plans. This relief generally only applies during 2020. These changes are discussed below under "Qualified Retirement Plans." The CARES Act does not change the tax rules applicable to nonqualified contracts.

The Company's Tax Status

The Company is taxed as a life insurance company under the Code. Since the operations of the Separate Account are a part of, and are taxed with, the operations of the Company, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Separate Account, and therefore does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the Separate Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.

Taxation of annuities in general

Tax deferral during accumulation period

Under existing provisions of the Code, except as described below, any increase in an Owner's Fund Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Separate Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Separate Account, are to be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Fund Value over the premiums paid for the Contract. The Company expects that the Separate Account, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and the Separate Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single purchase payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed annuity payment dates

If the Annuity Starting Date under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of surrenders and partial surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

As described elsewhere in this Prospectus, the cost of the enhanced death benefit option is reflected in the mortality and expense risk charge. It is possible that the portion of the mortality and expense risk charge that represents the cost of the enhanced death benefit option could be treated for federal tax purposes as a partial surrender from the Contract. If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.

There is some uncertainty regarding the treatment of the Market Value Adjustment for purposes of determining the amount includible in income as a result of any partial surrender, surrender, assignment, pledge, or transfer without adequate consideration. Congress has given the IRS regulatory authority to address this uncertainty. However, as of the date of this Prospectus, the IRS has not issued any regulations addressing these determinations.

Surrenders and partial surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Taxation of annuity payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Taxation of proceeds payable upon death

Prior to the Annuity Starting Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:

(1)  if distributed in a lump sum or under Settlement Option 1 (described above), they are taxed in the same manner as a surrender, as described above; or

(2)  if distributed under Settlement Options 2, 3, 3A, or 4 (described above), they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Starting Date, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.

Assignments, pledges, and gratuitous transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Fund Value is treated for federal income tax purposes as a partial surrender of such amount or portion. If the entire Fund Value is assigned or pledged, subsequent increases in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Penalty tax on premature distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract, e.g., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by the Company (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Starting Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Medicare Hospital Insurance Tax on Certain Distributions

A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Loss of interest deduction where contract is held by or for the benefit of certain nonnatural persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

Qualified retirement plans

In general

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

Temporary Rules under the CARES Act

As noted above, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to IRAs and qualified plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan or IRA with which the contract is used, (2) whether a plan sponsor implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your IRA or other qualified contract.

Required Minimum Distributions.

The CARES Act waives the requirement to take minimum distributions from IRAs and defined contribution plans in 2020. The waiver applies to any minimum distribution due from such arrangements in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

This relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death 5-year rule described below under "Required Distributions upon Your Death, Prior law" applies, the 5-year period is determined without regard to calendar year 2020.

Distributions.

The CARES Act provides relief for coronavirus-related distributions made from an "eligible retirement plan" (defined below) to a "qualified individual" (also defined below). The relief —

•  Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457 of the Code;

•  Provides an exception to the 10% Additional Tax under section 72(t) of the Code;

•  Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•  Permits an IRA owner or employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless they elect out; and

•  Permits recontribution of the distribution to an eligible retirement plan within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from, and any recontribution must be made to, an "eligible retirement plan" within the meaning of section 402(c)(8)(B) of the Code, i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

Plan Loans.

The CARES Act provides the following relief with respect to plan loans taken by any "qualified individual" (as defined below) —

•  For loans made during the 180-day period beginning March 27, 2020, the maximum loan amount under the Code is increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.

•  The due date under the Code for any repayment on a loan that otherwise is due between March 27, 2020 and December 31, 2020, is delayed for one year.

Individuals Eligible for Withdrawal and Loan Relief.

Only a "qualified individual" is eligible for the withdrawal and loan relief provided under the CARES Act. A "qualified individual" is an individual in one of the following categories:

•  The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•  The individual's spouse or dependent is diagnosed with such virus or disease; or

•  The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee's certification that the employee is a qualified individual as defined above.

Required Minimum Distributions In General

In the case of Qualified Contracts, special tax rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Due to the presence of a Market Value Adjustment there may be in some circumstances uncertainty as to the amount of required minimum distributions. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. Distributions of minimum amounts (as specified in the tax law) must commence from Qualified Plans by the "required beginning date." In the case of Individual Retirement Accounts or Annuities (IRAs), this generally means April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 (or age 72, for distributions required to be made after

December 31, 2019, with respect to individuals who attain age 70 1/2 after such date). In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contractand certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

Required Minimum Distributions Upon Your Death

Upon your death under an IRA, Roth IRA, or other employer sponsored defined contribution plan, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Code. The death benefit provisions of your Qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (SECURE Act), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

•  Prior law. Under prior law, if an employee under an employer sponsored plan or the owner of an IRA dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the "5-year rule"), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the "lifetime payout rule"). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the "at-least-as-rapidly rule").

•  The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an "eligible designated beneficiary" ("EDB") or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual's status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB's death (i.e., a new 10-year distribution period begins).

Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB's death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, there are special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated beneficiary's death. Hence, this 10-year rule generally will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Protective Life) in order to comply with the new post-death distribution requirements.

As a general matter, however, the new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to certain annuity contracts purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

•  Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse's death by transferring the remaining interest tax-free to your surviving spouse's own IRA, or by treating your IRA as your surviving spouse's own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation

Loans

As described earlier in this prospectus, certain Qualified Contracts issued under a Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. In general, loans from Qualified Contracts are taxable distributions unless certain requirements are satisfied. For example, the loan, by its terms, generally must be repaid within 5 years, repayments are required at least quarterly and must be substantially level, and the loan amount is limited to certain dollar amounts specified by the IRS. These dollar limits take into account other recent loans you have had under the plan. If these requirements are not satisfied when the loan is received or while the loan is outstanding, it could result in a taxable distribution from the Qualified Contract. The plan may also require the loan to be repaid upon severance from employment. Please consult your plan administrator and/or tax adviser regarding the treatment of loans in these circumstances.

Additional Tax on Premature Distributions

There may be a 10% additional tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)  received on or after the date the Owner reaches age 59 1/2;

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases, for higher education expenses, or in the case of a qualified birth or adoption. You must meet special conditions to be eligible for these three exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

Other Considerations

Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" or "SEP IRA" under Section 408(k) of the Code.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence during the Owner's lifetime. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals.

Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

IRA to IRA Rollovers and Transfers

A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

A rollover from any one of your IRAs (including IRAs you have with another company) to another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution subject to an additional tax.

If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A "trustee-to-trustee" transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and "qualified rollover contributions" to Roth IRAs, both of which are subject to special rules.

Pension and profit-sharing plans

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.

Tax-sheltered annuities

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

Direct rollovers

If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

Federal income tax withholding

In general

The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Starting Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Nonresident aliens and foreign corporations

The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

Status for income tax purposes; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.

14. Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

15. Cybersecurity Risks and Catastrophic Events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

16. Financial statements

The audited financial statements of the Separate Account and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Separate Account.

About the general account

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's Fund Value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's Fund Value and such guaranteed benefits. The general obligations and any guaranteed benefits under the Contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Appendix I: Condensed financial information

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
EQUITABLE AMERICA VARIABLE ACCOUNT A
ACCUMULATION UNIT VALUES

	Unit Value
Subaccount	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
1290 VT Equity Income	$26.14	$21.33	$24.48	$21.42	$19.22	$19.82	$18.48	$14.22	$12.24	$12.46
1290 VT GAMCO Mergers and Acquisitions	18.03	16.83	17.94	17.12	16.11	15.92	15.87	14.50	13.96	13.96
1290 VT GAMCO Small Company Value	64.93	53.36	64.07	55.93	45.99	49.43	48.61	35.42	30.46	32.00
1290 VT Socially Responsible	17.75	13.81	14.64	12.33	11.36	11.46	10.23	7.72	6.70	6.76
All Asset Growth-Alt 20	15.87	13.51	14.81	12.95	11.98	12.65	12.52	11.12	10.06	10.57
AXA/Janus Enterprise	36.65	27.22	28.10	22.27	23.59	25.30	25.83	18.89	17.61	19.29
AXA/Loomis Sayles Growth	31.31	24.17	25.25	19.01	18.04	16.40	15.42	12.28	11.05	10.89
Charter Small Cap Growth	35.03	26.69	28.49	23.22	21.52	23.22	24.16	16.57	15.08	18.13
Dreyfus Stock Index Fund, Inc.	25.18	19.45	20.68	17.24	15.64	15.68	14.02	10.76	9.42	9.38
EQ/Aggressive Allocation	15.07	12.27	13.62	11.59	10.80	11.14	10.79	8.65	7.68	8.41
EQ/BlackRock Basic Value Equity	21.75	17.86	19.68	18.45	15.85	17.12	15.82	11.64	10.38	10.86
EQ/Capital Guardian Research	23.83	18.17	19.36	15.64	14.62	14.54	13.34	10.26	8.86	8.61
EQ/Conservative Allocation	12.19	11.31	11.65	11.25	11.08	11.25	11.12	10.80	10.47	10.41
EQ/Conservative-Plus Allocation	13.10	11.70	12.31	11.47	11.10	11.32	11.12	10.23	9.66	9.86
EQ/Core Bond Index	13.57	12.94	13.09	13.07	13.07	13.19	13.06	13.45	13.21	12.75
EQ/Intermediate Government Bond	13.63	13.26	13.33	13.46	13.59	13.71	13.69	14.11	14.16	13.60
EQ/Large Cap Growth Managed Volatility	27.65	20.96	21.89	17.17	16.50	16.07	14.80	11.32	10.04	10.85
EQ/Large Cap Value Index	25.77	20.79	23.13	20.75	18.05	19.15	17.23	13.27	11.54	—
EQ/MFS International Growth	20.93	16.67	18.65	14.31	14.22	14.39	15.35	13.69	11.60	13.16
EQ/Mid Cap Index	30.78	24.88	28.56	25.07	21.19	22.11	20.56	15.72	13.61	14.10
EQ/Mid Cap Value Managed Volatility	26.77	21.43	25.06	22.61	19.48	20.46	18.71	14.25	12.18	13.58
EQ/Moderate Allocation	13.31	11.68	12.43	11.34	10.91	11.16	10.98	9.84	9.17	9.52
EQ/Moderate-Plus Allocation	14.33	12.10	13.17	11.62	10.98	11.27	11.01	9.32	8.47	9.03
EQ/Money Market	9.72	9.70	9.71	9.80	9.94	10.07	10.21	10.35	10.49	10.63
EQ/PIMCO Ultra Short Bond	11.84	11.70	11.75	11.69	11.61	11.80	11.97	12.13	12.11	12.30
EQ/Quality Bond PLUS	15.87	15.23	15.42	15.41	15.44	15.61	15.38	15.95	15.75	15.77
EQ/T. Rowe Price Growth Stock	28.27	21.86	22.52	17.11	17.12	15.74	14.69	10.79	9.20	9.51
EQ/UBS Growth and Income	26.42	19.57	22.92	19.15	17.62	18.12	16.05	12.00	10.78	11.24
Fidelity® VIP Contrafund® Portfolio	34.65	26.72	28.96	24.11	22.64	22.82	20.69	15.99	13.93	14.51
Franklin Income VIP - 2	26.20	22.88	24.24	22.40	19.91	21.71	21.04	18.71	16.84	16.67
Franklin Rising Dividends VIP - 2	36.16	28.36	30.28	25.46	22.24	23.39	21.81	17.04	15.43	14.76
Invesco Oppenheimer Global Series II	41.39	31.91	37.35	27.77	28.19	27.56	27.37	21.85	18.31	20.29
Janus Henderson Balanced Portfolio	31.85	26.33	26.51	22.69	21.98	22.15	20.69	17.45	15.57	15.53
Janus Henderson Enterprise Portfolio	33.11	24.77	25.22	20.06	18.09	17.63	15.88	12.16	10.51	10.80
Janus Henderson Forty Portfolio	38.58	28.51	28.34	22.04	21.86	19.74	18.41	14.22	11.61	12.61
Janus Henderson Global Research Portfolio	17.69	13.90	15.13	12.07	11.98	12.43	11.73	9.26	7.81	9.18
PIMCO Global Bond Portfolio (Unhedged)	19.04	18.19	19.24	17.96	17.49	18.48	18.31	20.28	19.22	18.11
ProFund VP Bear	1.16	1.52	1.48	1.83	2.14	2.28	2.69	3.72	4.52	5.03
ProFund VP Rising Rates Opportunity	1.55	1.90	1.85	2.13	2.27	2.34	3.40	2.96	3.23	5.23
ProFund VP UltraBull	54.02	34.18	41.01	29.48	25.19	26.29	21.62	13.04	10.25	10.92

I-1

	Units Outstanding
Subaccount	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
1290 VT Equity Income	214,737	236,379	269,562	296,462	348,826	385,777	421,966	476,308	544,646	661,133
1290 VT GAMCO Mergers and Acquisitions	33,627	45,148	48,075	52,221	59,181	68,861	76,178	89,008	124,211	145,562
1290 VT GAMCO Small Company Value	434,296	492,171	556,273	604,505	702,384	799,742	915,072	1,050,951	1,240,734	1,525,805
1290 VT Socially Responsible	70,071	75,318	81,101	88,935	105,244	117,759	130,251	146,303	169,267	204,371
All Asset Growth-Alt 20	825,135	932,006	1,034,199	1,103,971	1,270,837	1,445,649	1,663,560	1,922,201	2,249,246	2,681,015
AXA/Janus Enterprise	64,085	70,726	66,479	78,142	104,205	125,229	148,445	181,900	236,450	284,685
AXA/Loomis Sayles Growth	1,321,029	1,476,508	1,646,700	1,820,208	2,064,563	2,278,143	2,602,937	2,928,876	3,408,649	4,022,399
Charter Small Cap Growth	205,091	221,191	237,562	261,167	293,040	328,485	363,981	411,235	507,768	599,656
Dreyfus Stock Index Fund, Inc.	624,973	680,738	749,776	844,492	932,932	1,015,604	1,120,346	1,265,037	1,488,411	1,831,626
EQ/Aggressive Allocation	28,356	31,254	34,055	47,404	73,481	82,101	96,772	111,649	131,557	125,972
EQ/BlackRock Basic Value Equity	56,326	64,135	75,298	83,643	101,422	105,949	120,336	132,606	148,549	181,943
EQ/Capital Guardian Research	95,528	99,559	102,935	114,396	131,715	141,189	156,684	189,628	222,032	277,556
EQ/Conservative Allocation	51,059	68,346	65,183	74,960	113,108	120,086	119,074	182,536	170,983	221,943
EQ/Conservative-Plus Allocation	17,948	40,339	41,792	43,669	49,936	62,394	79,837	85,402	112,840	155,794
EQ/Core Bond Index	406,638	455,076	485,922	535,510	642,782	754,099	873,081	1,038,202	1,223,634	1,617,336
EQ/Intermediate Government Bond	195,706	218,625	229,653	259,320	299,925	373,457	440,760	529,083	616,021	725,776
EQ/Large Cap Growth Managed Volatility	274,448	301,279	330,312	351,941	392,101	444,489	511,851	581,025	672,128	814,368
EQ/Large Cap Value Index	102,929	110,133	124,612	143,446	163,160	182,802	191,422	226,296	262,505	—
EQ/MFS International Growth	173,409	190,269	214,130	245,236	286,906	325,186	356,534	407,540	464,762	566,604
EQ/Mid Cap Index	36,037	40,976	51,705	60,046	43,799	44,747	46,164	47,235	67,501	63,808
EQ/Mid Cap Value Managed Volatility	181,998	205,039	222,464	241,492	271,462	297,696	340,596	394,593	486,345	647,302
EQ/Moderate Allocation	160,811	178,784	165,540	175,223	203,665	234,653	248,206	317,251	358,670	371,177
EQ/Moderate-Plus Allocation	49,099	74,356	83,207	93,405	112,277	144,952	171,273	179,305	175,273	269,294
EQ/Money Market	872,450	902,129	612,666	505,082	635,896	651,154	726,367	1,009,821	1,016,824	1,476,653
EQ/PIMCO Ultra Short Bond	69,426	73,363	84,277	90,645	103,249	123,962	155,927	200,733	241,075	303,672
EQ/Quality Bond PLUS	146,163	169,408	182,029	204,364	231,137	262,561	305,390	402,636	496,868	678,561
EQ/T. Rowe Price Growth Stock	493,939	554,938	618,582	678,776	767,349	859,762	962,019	1,080,159	1,271,301	1,517,985
EQ/UBS Growth and Income	558,402	620,560	727,475	790,590	919,257	1,019,732	1,147,685	1,288,206	1,545,593	1,877,719
Fidelity® VIP Contrafund® Portfolio	507,289	571,362	645,461	721,540	834,914	942,455	1,099,666	1,249,805	1,496,304	1,814,712
Franklin Income VIP - 2	120,457	134,054	150,503	156,511	171,105	226,346	242,047	252,307	307,638	407,327
Franklin Rising Dividends VIP - 2	66,777	71,985	75,345	80,919	91,867	119,156	135,596	138,568	165,260	163,952
Invesco Oppenheimer Global Series II	78,089	90,412	98,062	107,829	123,559	140,958	146,830	170,316	194,493	240,081
Janus Henderson Balanced Portfolio	390,772	445,995	487,929	528,930	610,467	670,358	754,473	853,186	1,012,978	1,184,523
Janus Henderson Enterprise Portfolio	394,848	438,336	484,331	528,694	590,130	655,577	726,031	822,747	940,015	1,131,580
Janus Henderson Forty Portfolio	301,755	330,066	353,391	418,348	485,695	536,468	619,070	710,450	812,913	1,010,518
Janus Henderson Global Research Portfolio	368,890	401,212	435,364	483,987	545,825	617,406	733,779	827,150	981,953	1,206,618
PIMCO Global Bond Portfolio (Unhedged)	53,861	58,101	68,950	72,442	82,906	98,134	113,409	131,524	144,199	165,708
ProFund VP Bear	3,013	3,039	8,717	9,039	34,233	40,791	42,169	50,931	43,007	54,582
ProFund VP Rising Rates Opportunity	14,348	39,141	40,510	85,076	103,698	108,253	86,370	32,762	39,800	45,613
ProFund VP UltraBull	6,714	7,535	16,717	11,284	14,013	37,342	37,644	18,290	50,540	75,957

I-2

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2020

Additional information about the Company	2
Independent Registered Public Accounting Firm	2
Sale of the contracts	3
Financial statements	3

If you would like to receive a copy of the Separate Account Statement of Additional Information, please return this request to:

Equitable Financial Life Insurance Company of America
Operations Center
5788 Widewaters Parkway
Syracuse, New York 13214
1-800-487-6669

Please send me a copy of the Separate Account Statement of Additional Information.

Name

Address

City   State   Zip

MLA-CM

Individual Flexible Payment

Variable Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020

This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2020 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by Equitable Financial Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.

Additional information about the Company	2
Independent Registered Public Accounting Firm	2
Sale of the contracts	3
Financial statements	3

Issued by

Equitable America Variable Account A
and
Equitable Financial Life Insurance Company of America
525 Washington Boulevard
Jersey City, New Jersey 07310

MLOA-CM

#417014

Additional information about the Company

Equitable Financial Life Insurance Company of America

We are Equitable Financial Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc., No company other than the Company has any legal responsibility to pay amounts that the Company owes under the Contracts.

Equitable Advisors, LLC and Equitable Distributors, LLC serve as the principal underwriters of the Separate Account and distributors of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the the Separate Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

Equitable America Variable Account A

Equitable America Variable Account A is (the "Separate Account") registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

When a Portfolio sells shares both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Portfolio sells shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Portfolio may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Portfolio could conflict.

The Board of Directors or Trustees of each of the Trusts monitors the respective Trust for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Trusts. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

Independent Registered Public Accounting Firm

The (i) financial statements of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America as of December 31, 2019 and for each of the periods indicated therein and the (ii) statutory-basis financial statements of Equitable Financial Life Insurance Company of America as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company of America as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, NY 10017.

2

Sale of the Contracts

Equitable Advisors and Equitable Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the contracts offered through the Separate Account in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid To The Distributors	Aggregate Amount of Commissions Retained By Equitable Advisors Only* After Payments To Their Registered Persons And Other Selling Broker-dealers
2017	$2,790,517	$539,164
2018	$2,450,180	$711,430
2019	$2,410,684	$778,037

*  Equitable Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with Equitable Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.

Please see the Prospectus for your Contract for detailed information regarding the distribution of the Contracts.

Financial statements

The financial statements of the Company should be distinguished from the financial statements of the Separate Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

3

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE AMERICA VARIABLE ACCOUNT A
Report of Independent Registered Public Accounting Firm	FSA-2
Statement of Assets and Liabilities as of December 31, 2019	FSA-4
Statement of Operations for Year Ended December 31, 2019	FSA-22
Statement of Changes in Net Assets for the Year Ended December 31, 2019	FSA-31
Statement of Changes in Net Assets for the Year Ended December 31, 2018	FSA-40
Notes to Financial Statements	FSA-49
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Report of Independent Registered Public Accounting Firm	F-1
Financial Statements:
Balance Sheets, December 31, 2019 and December 31, 2018	F-2
Statements of Earnings (Loss), Years Ended December 31, 2019, 2018 and 2017	F-3
Statements of Comprehensive Income (Loss), Years Ended December 31, 2019, 2018 and 2017	F-4
Statements of Shareholder's Equity, Years Ended December 31, 2019, 2018 and 2017	F-5
Statements of Cash Flows, Years Ended December 31, 2019, 2018 and 2017	F-6
Notes to Financial Statements	F-7

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America indicated in the table below as of December 31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America as of December 31, 2019, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income

1290 VT GAMCO Mergers and Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Socially Responsible

All Asset Growth-Alt 20

BNY Mellon Stock Index Fund, Inc.

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

EQ/AB Small Cap Growth

EQ/Aggressive Allocation

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Bond Index

EQ/Global Equity Managed Volatility

EQ/Intermediate Government Bond

EQ/Janus Enterprise

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth Portfolio

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth & Income

Fidelity® VIP Contrafund® Portfolio

Franklin Income VIP Fund

Franklin Rising Dividends VIP Fund

Invesco Oppenheimer V.I. Global Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund

Invesco V.I. Technology Fund

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

MFS® Utilities Series

PIMCO Global Bond Opportunities Portfolio (Unhedged)

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be

FSA-2

independent with respect to each of the variable investment options of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Charlotte, North Carolina
April 21, 2020

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A of Equitable Financial Life Insurance Company of America since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

	1290 VT Equity Income*	1290 VT GAMCO Mergers and Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	All Asset Growth-Alt 20*	BNY Mellon Stock Index Fund, Inc.
Assets:
Investments in shares of the Portfolios, at fair value	$9,838,636	$1,305,752	$90,360,346	$1,709,006	$88,289,863	$15,733,892
Receivable for shares of the Portfolios sold	30,447	1,219	153,772	1,657	182,388	51,559
Receivable for policy-related transactions	—	—	—	—	15	59
Total Assets	9,869,083	1,306,971	90,514,118	1,710,663	88,472,266	15,785,510
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	30,447	1,219	153,781	1,657	182,388	51,559
Total Liabilities	30,447	1,219	153,781	1,657	182,388	51,559
Net Assets	$9,838,636	$1,305,752	$90,360,337	$1,709,006	$88,289,878	$15,733,951
Net Assets:
Accumulation unit values	$9,838,636	$1,305,752	$90,360,337	$1,709,006	$88,289,878	$15,733,951
Total Net Assets	$9,838,636	$1,305,752	$90,360,337	$1,709,006	$88,289,878	$15,733,951
Investments in shares of the Portfolios, at cost	$11,401,452	$1,321,602	$58,739,808	$1,128,658	$78,337,459	$9,054,030

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
The accompanying notes are an integral part of these financial statements.
FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	CharterSM Multi- Sector Bond*	CharterSM Small Cap Growth*	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*	EQ/BlackRock Basic Value Equity*	EQ/Capital Guardian Research*
Assets:
Investments in shares of the Portfolios, at fair value	$1,740,129	$10,099,583	$1,294,610	$1,243,500	$4,031,204	$5,122,122
Receivable for shares of the Portfolios sold	3,621	12,771	76	49	6,091	6,511
Receivable for policy-related transactions	—	—	—	—	—	1
Total Assets	1,743,750	10,112,354	1,294,686	1,243,549	4,037,295	5,128,634
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	3,621	13,103	76	49	6,091	6,511
Total Liabilities	3,621	13,103	76	49	6,091	6,511
Net Assets	$1,740,129	$10,099,251	$1,294,610	$1,243,500	$4,031,204	$5,122,123
Net Assets:
Accumulation unit values	$1,740,129	$10,099,251	$1,294,610	$1,243,500	$4,031,204	$5,122,123
Total Net Assets	$1,740,129	$10,099,251	$1,294,610	$1,243,500	$4,031,204	$5,122,123
Investments in shares of the Portfolios, at cost	$1,742,973	$6,967,429	$1,252,928	$1,153,259	$2,767,251	$3,343,581

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*
Assets:
Investments in shares of the Portfolios, at fair value	$1,334,624	$976,268	$14,468,837	$2,336,910	$6,514,038	$7,218,057
Receivable for shares of the Portfolios sold	9,858	2,036	33,162	3,596	22,796	4,348
Receivable for policy-related transactions	2	—	—	—	2	—
Total Assets	1,344,484	978,304	14,501,999	2,340,506	6,536,836	7,222,405
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	9,858	2,036	33,167	3,596	22,796	4,348
Total Liabilities	9,858	2,036	33,167	3,596	22,796	4,348
Net Assets	$1,334,626	$976,268	$14,468,832	$2,336,910	$6,514,040	$7,218,057
Net Assets:
Accumulation unit values	$1,334,626	$976,268	$14,468,832	$2,336,910	$6,514,040	$7,218,057
Total Net Assets	$1,334,626	$976,268	$14,468,832	$2,336,910	$6,514,040	$7,218,057
Investments in shares of the Portfolios, at cost	$1,358,037	$975,860	$14,021,065	$1,597,007	$6,280,991	$5,714,482

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*
Assets:
Investments in shares of the Portfolios, at fair value	$7,587,370	$9,715,610	$3,208,352	$54,003,926	$9,000,897	$7,476,908
Receivable for shares of the Portfolios sold	13,435	13,153	207	142,802	17,506	10,406
Receivable for policy-related transactions	1,530	—	—	—	—	—
Total Assets	7,602,335	9,728,763	3,208,559	54,146,728	9,018,403	7,487,314
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	13,435	13,153	208	142,802	17,515	10,406
Total Liabilities	13,435	13,153	208	142,802	17,515	10,406
Net Assets	$7,588,900	$9,715,610	$3,208,351	$54,003,926	$9,000,888	$7,476,908
Net Assets:
Accumulation unit values	$7,588,900	$9,715,610	$3,208,351	$54,003,926	$9,000,888	$7,476,908
Total Net Assets	$7,588,900	$9,715,610	$3,208,351	$54,003,926	$9,000,888	$7,476,908
Investments in shares of the Portfolios, at cost	$5,037,400	$6,698,401	$2,366,492	$39,874,423	$7,111,538	$5,014,192

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$12,199,912	$7,079,448	$3,564,481	$18,272,057	$2,468,717	$3,780,806
Receivable for shares of the Portfolios sold	24,795	4,641	1,456	11,190	19,782	11,346
Receivable for policy-related transactions	—	2	—	3,035,514	—	2
Total Assets	12,224,707	7,084,091	3,565,937	21,318,761	2,488,499	3,792,154
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	114,780	—	—
Payable for policy-related transactions	24,795	4,641	1,626	2,931,914	19,782	11,346
Total Liabilities	24,795	4,641	1,626	3,046,694	19,782	11,346
Net Assets	$12,199,912	$7,079,450	$3,564,311	$18,272,067	$2,468,717	$3,780,808
Net Assets:
Accumulation unit values	$12,199,912	$7,079,450	$3,564,311	$18,272,067	$2,468,717	$3,780,808
Total Net Assets	$12,199,912	$7,079,450	$3,564,311	$18,272,067	$2,468,717	$3,780,808
Investments in shares of the Portfolios, at cost	$8,010,663	$6,946,270	$3,483,660	$18,272,401	$2,489,105	$3,830,027

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*	EQ/UBS Growth & Income*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Investments in shares of the Portfolios, at fair value	$2,414,072	$48,294,195	$17,731,306	$17,576,792	$12,482,693	$6,526,569
Receivable for shares of the Portfolios sold	2,093	63,065	71,346	68,213	38,344	8,604
Receivable for policy-related transactions	—	—	5,336	1,917	—	—
Total Assets	2,416,165	48,357,260	17,807,988	17,646,922	12,521,037	6,535,173
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	2,093	63,514	71,346	68,213	38,344	8,604
Total Liabilities	2,093	63,514	71,346	68,213	38,344	8,604
Net Assets	$2,414,072	$48,293,746	$17,736,642	$17,578,709	$12,482,693	$6,526,569
Net Assets:
Accumulation unit values	$2,414,072	$48,293,746	$17,736,642	$17,578,709	$12,482,693	$6,526,569
Total Net Assets	$2,414,072	$48,293,746	$17,736,642	$17,578,709	$12,482,693	$6,526,569
Investments in shares of the Portfolios, at cost	$2,177,630	$24,227,825	$12,317,310	$12,812,656	$11,423,171	$5,556,657

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Invesco Oppenheimer V.I. Global Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$7,366,087	$732,560	$567,782	$1,678,500	$977,374	$12,444,821
Receivable for shares of the Portfolios sold	12,138	588	705	2,106	23,053	23,133
Receivable for policy-related transactions	—	—	—	—	—	—
Total Assets	7,378,225	733,148	568,487	1,680,606	1,000,427	12,467,954
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	12,138	588	705	2,106	23,053	23,133
Total Liabilities	12,138	588	705	2,106	23,053	23,133
Net Assets	$7,366,087	$732,560	$567,782	$1,678,500	$977,374	$12,444,821
Net Assets:
Accumulation unit values	$7,366,087	$732,560	$567,782	$1,678,500	$977,374	$12,444,821
Total Net Assets	$7,366,087	$732,560	$567,782	$1,678,500	$977,374	$12,444,821
Investments in shares of the Portfolios, at cost	$5,525,198	$529,721	$442,703	$1,234,871	$678,192	$8,956,592

The accompanying notes are an integral part of these financial statements.
FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Assets:
Investments in shares of the Portfolios, at fair value	$13,074,280	$14,948,049	$6,526,759	$4,543,732	$3,554,875	$3,732,254
Receivable for shares of the Portfolios sold	18,168	58,834	15,066	9,147	3,346	30,046
Receivable for policy-related transactions	—	—	—	—	—	—
Total Assets	13,092,448	15,006,883	6,541,825	4,552,879	3,558,221	3,762,300
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	18,168	58,834	15,066	9,147	3,346	30,046
Total Liabilities	18,168	58,834	15,066	9,147	3,346	30,046
Net Assets	$13,074,280	$14,948,049	$6,526,759	$4,543,732	$3,554,875	$3,732,254
Net Assets:
Accumulation unit values	$13,074,280	$14,948,049	$6,526,759	$4,543,732	$3,554,875	$3,732,254
Total Net Assets	$13,074,280	$14,948,049	$6,526,759	$4,543,732	$3,554,875	$3,732,254
Investments in shares of the Portfolios, at cost	$7,122,182	$12,195,768	$3,674,548	$5,168,012	$2,752,323	$4,277,627

The accompanying notes are an integral part of these financial statements.
FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$18,498	$90,784	$1,803,348
Receivable for shares of the Portfolios sold	58	78	309
Receivable for policy-related transactions	—	—	—
Total Assets	18,556	90,862	1,803,657
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—
Payable for policy-related transactions	58	78	309
Total Liabilities	58	78	309
Net Assets	$18,498	$90,784	$1,803,348
Net Assets:
Accumulation unit values	$18,498	$90,784	$1,803,348
Total Net Assets	$18,498	$90,784	$1,803,348
Investments in shares of the Portfolios, at cost	$32,834	$163,531	$1,548,524

The accompanying notes are an integral part of these financial statements.
FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

	Share Class**	Portfolio Shares Held
1290 VT Equity Income	Class A	45,543
1290 VT Equity Income	Class B	2,149,160
1290 VT GAMCO Mergers and Acquisitions	Class B	108,313
1290 VT GAMCO Small Company Value	Class B	1,508,494
1290 VT Socially Responsible	Class A	87,360
1290 VT Socially Responsible	Class B	33,320
All Asset Growth-Alt 20	Class B	4,221,089
BNY Mellon Stock Index Fund, Inc.	Initial Shares	262,450
CharterSM Multi-Sector Bond	Class A	448,516
CharterSM Small Cap Growth	Class B	713,853
EQ/AB Small Cap Growth	Class A	70,923
EQ/Aggressive Allocation	Class B	108,120
EQ/BlackRock Basic Value Equity	Class B	171,316
EQ/Capital Guardian Research	Class A	195,668
EQ/Conservative Allocation	Class B	141,783
EQ/Conservative-Plus Allocation	Class B	100,227
EQ/Core Bond Index	Class A	1,435,268
EQ/Global Equity Managed Volatility	Class A	130,241
EQ/Intermediate Government Bond	Class A	627,199
EQ/Janus Enterprise	Class A	336,706
EQ/Large Cap Growth Managed Volatility	Class B	217,109
EQ/Large Cap Value Index	Class A	1,055,674
EQ/Large Cap Value Managed Volatility	Class A	175,286
EQ/Loomis Sayles Growth Portfolio	Class B	5,802,165
EQ/MFS International Growth	Class B	1,091,973
EQ/Mid Cap Index	Class A	509,479
EQ/Mid Cap Value Managed Volatility	Class A	740,278
EQ/Moderate Allocation	Class B	507,807
EQ/Moderate-Plus Allocation	Class B	321,396
EQ/Money Market	Class A	18,262,542
EQ/PIMCO Ultra Short Bond	Class B	250,301
EQ/Quality Bond PLUS	Class B	437,686
EQ/Small Company Index	Class A	220,044
EQ/T. Rowe Price Growth Stock	Class B	892,614
EQ/UBS Growth & Income	Class B	1,734,882
Fidelity® VIP Contrafund® Portfolio	Service Class	475,563
Franklin Income VIP Fund	Class 2	784,582
Franklin Rising Dividends VIP Fund	Class 2	241,814
Invesco Oppenheimer V.I. Global Fund	Service Class	175,592
Invesco V.I. Diversified Dividend Fund	Series 1	26,903
Invesco V.I. Global Core Equity Fund	Series 1	55,232

The accompanying notes are an integral part of these financial statements.
FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Share Class**	Portfolio Shares Held
Invesco V.I. Health Care Fund	Series 1	55,524
Invesco V.I. Technology Fund	Series 1	35,893
Janus Henderson Balanced Portfolio	Institutional Shares	315,218
Janus Henderson Enterprise Portfolio	Institutional Shares	152,987
Janus Henderson Forty Portfolio	Institutional Shares	262,335
Janus Henderson Forty Portfolio	Service Shares	79,596
Janus Henderson Global Research Portfolio	Institutional Shares	115,334
Janus Henderson Overseas Portfolio	Service Shares	142,437
MFS® Utilities Series	Initial Class	101,048
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	328,833
ProFund VP Bear	Common Shares	699
ProFund VP Rising Rates Opportunity	Common Shares	2,376
ProFund VP UltraBull	Common Shares	111,249

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT Equity Income	1.25%	Class A	$21.39	9,473
1290 VT Equity Income	1.20%	Class B	$27.66	42,956
1290 VT Equity Income	1.35%	Class B	$26.14	214,737
1290 VT Equity Income	1.45%	Class B	$31.28	148
1290 VT Equity Income	1.50%	Class B	$31.01	130
1290 VT Equity Income	1.70%	Class B	$23.62	65,749
1290 VT Equity Income	2.00%	Class B	$27.34	169
1290 VT Equity Income	2.35%	Class B	$21.02	59,001
1290 VT Equity Income	2.80%	Class B	$23.93	1,196
1290 VT GAMCO Mergers and Acquisitions	1.20%	Class B	$17.88	9,812
1290 VT GAMCO Mergers and Acquisitions	1.35%	Class B	$18.03	33,627
1290 VT GAMCO Mergers and Acquisitions	1.70%	Class B	$17.00	19,019
1290 VT GAMCO Mergers and Acquisitions	2.35%	Class B	$14.66	13,687
1290 VT GAMCO Small Company Value	1.20%	Class B	$50.49	110,774
1290 VT GAMCO Small Company Value	1.25%	Class B	$256.30	182,709
1290 VT GAMCO Small Company Value	1.35%	Class B	$64.93	434,296
1290 VT GAMCO Small Company Value	1.45%	Class B	$55.72	172
1290 VT GAMCO Small Company Value	1.50%	Class B	$55.24	287
1290 VT GAMCO Small Company Value	1.70%	Class B	$45.87	127,300
1290 VT GAMCO Small Company Value	2.00%	Class B	$44.72	20
1290 VT GAMCO Small Company Value	2.35%	Class B	$41.33	92,789
1290 VT GAMCO Small Company Value	2.80%	Class B	$39.15	957

The accompanying notes are an integral part of these financial statements.
FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT Socially Responsible	1.35%	Class A	$17.75	70,071
1290 VT Socially Responsible	1.20%	Class B	$24.80	9,405
1290 VT Socially Responsible	1.70%	Class B	$23.08	6,772
1290 VT Socially Responsible	2.35%	Class B	$21.03	3,587
All Asset Growth-Alt 20	1.20%	Class B	$17.30	91,608
All Asset Growth-Alt 20	1.25%	Class B	$91.29	771,076
All Asset Growth-Alt 20	1.35%	Class B	$15.87	825,135
All Asset Growth-Alt 20	1.70%	Class B	$16.52	124,552
All Asset Growth-Alt 20	2.00%	Class B	$18.45	9,733
All Asset Growth-Alt 20	2.35%	Class B	$14.84	65,749
BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$25.18	624,973
CharterSM Multi-Sector Bond	1.20%	Class A	$14.29	25,349
CharterSM Multi-Sector Bond	1.45%	Class A	$13.50	162
CharterSM Multi-Sector Bond	1.50%	Class A	$13.38	131
CharterSM Multi-Sector Bond	1.70%	Class A	$13.05	47,703
CharterSM Multi-Sector Bond	2.00%	Class A	$10.89	210
CharterSM Multi-Sector Bond	2.35%	Class A	$11.69	63,945
CharterSM Multi-Sector Bond	2.80%	Class A	$9.53	163
CharterSM Small Cap Growth	1.20%	Class B	$24.25	41,444
CharterSM Small Cap Growth	1.35%	Class B	$35.03	205,091
CharterSM Small Cap Growth	1.45%	Class B	$31.17	438
CharterSM Small Cap Growth	1.50%	Class B	$30.90	85
CharterSM Small Cap Growth	1.70%	Class B	$22.07	47,163
CharterSM Small Cap Growth	1.95%	Class B	$0.00	0
CharterSM Small Cap Growth	2.00%	Class B	$26.25	163
CharterSM Small Cap Growth	2.35%	Class B	$19.41	43,715
EQ/AB Small Cap Growth	1.20%	Class A	$28.31	14,455
EQ/AB Small Cap Growth	1.45%	Class A	$0.00	0
EQ/AB Small Cap Growth	1.70%	Class A	$27.02	16,871
EQ/AB Small Cap Growth	2.35%	Class A	$24.52	17,370
EQ/AB Small Cap Growth	2.80%	Class A	$28.86	124
EQ/Aggressive Allocation	1.20%	Class B	$15.35	24,175
EQ/Aggressive Allocation	1.25%	Class B	$15.26	16,112
EQ/Aggressive Allocation	1.35%	Class B	$15.07	28,356
EQ/Aggressive Allocation	1.70%	Class B	$14.42	391
EQ/Aggressive Allocation	2.35%	Class B	$13.29	14,578

The accompanying notes are an integral part of these financial statements.
FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/BlackRock Basic Value Equity	1.20%	Class B	$22.16	49,455
EQ/BlackRock Basic Value Equity	1.35%	Class B	$21.75	56,326
EQ/BlackRock Basic Value Equity	1.50%	Class B	$21.42	511
EQ/BlackRock Basic Value Equity	1.70%	Class B	$20.63	41,579
EQ/BlackRock Basic Value Equity	1.95%	Class B	$20.08	476
EQ/BlackRock Basic Value Equity	2.35%	Class B	$18.80	43,685
EQ/BlackRock Basic Value Equity	2.80%	Class B	$17.78	591
EQ/Capital Guardian Research	1.20%	Class A	$37.98	12,378
EQ/Capital Guardian Research	1.25%	Class A	$28.79	26,704
EQ/Capital Guardian Research	1.35%	Class A	$23.83	95,528
EQ/Capital Guardian Research	1.70%	Class A	$33.42	25,356
EQ/Capital Guardian Research	2.35%	Class A	$29.69	25,398
EQ/Capital Guardian Research	2.80%	Class A	$29.04	200
EQ/Conservative Allocation	1.20%	Class B	$12.42	4,634
EQ/Conservative Allocation	1.25%	Class B	$12.34	34,298
EQ/Conservative Allocation	1.35%	Class B	$12.19	51,059
EQ/Conservative Allocation	1.70%	Class B	$11.66	10,523
EQ/Conservative Allocation	2.35%	Class B	$10.75	10,111
EQ/Conservative-Plus Allocation	1.20%	Class B	$13.35	24,572
EQ/Conservative-Plus Allocation	1.25%	Class B	$13.27	14,486
EQ/Conservative-Plus Allocation	1.35%	Class B	$13.10	17,948
EQ/Conservative-Plus Allocation	1.70%	Class B	$12.54	15,812
EQ/Conservative-Plus Allocation	2.35%	Class B	$11.56	1,944
EQ/Core Bond Index	1.20%	Class A	$14.34	127,463
EQ/Core Bond Index	1.25%	Class A	$11.35	310,150
EQ/Core Bond Index	1.35%	Class A	$13.57	406,638
EQ/Core Bond Index	1.45%	Class A	$12.33	200
EQ/Core Bond Index	1.50%	Class A	$12.22	592
EQ/Core Bond Index	1.70%	Class A	$13.13	157,759
EQ/Core Bond Index	1.95%	Class A	$0.00	0
EQ/Core Bond Index	2.00%	Class A	$10.40	447
EQ/Core Bond Index	2.35%	Class A	$11.64	122,343
EQ/Core Bond Index	2.80%	Class A	$9.11	10,323
EQ/Global Equity Managed Volatility	1.20%	Class A	$41.26	15,251
EQ/Global Equity Managed Volatility	1.45%	Class A	$51.51	49
EQ/Global Equity Managed Volatility	1.50%	Class A	$51.07	114
EQ/Global Equity Managed Volatility	1.70%	Class A	$39.25	23,393
EQ/Global Equity Managed Volatility	2.35%	Class A	$35.59	21,298
EQ/Global Equity Managed Volatility	2.80%	Class A	$37.56	622

The accompanying notes are an integral part of these financial statements.
FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/Intermediate Government Bond	1.20%	Class A	$12.30	76,449
EQ/Intermediate Government Bond	1.25%	Class A	$17.50	47,315
EQ/Intermediate Government Bond	1.35%	Class A	$13.63	195,706
EQ/Intermediate Government Bond	1.45%	Class A	$11.37	625
EQ/Intermediate Government Bond	1.50%	Class A	$11.27	484
EQ/Intermediate Government Bond	1.70%	Class A	$11.26	94,580
EQ/Intermediate Government Bond	1.95%	Class A	$10.31	466
EQ/Intermediate Government Bond	2.00%	Class A	$10.23	637
EQ/Intermediate Government Bond	2.35%	Class A	$10.03	98,064
EQ/Intermediate Government Bond	2.80%	Class A	$8.95	687
EQ/Janus Enterprise	1.20%	Class A	$22.36	77,134
EQ/Janus Enterprise	1.35%	Class A	$36.65	64,085
EQ/Janus Enterprise	1.50%	Class A	$36.10	221
EQ/Janus Enterprise	1.70%	Class A	$22.71	72,777
EQ/Janus Enterprise	2.35%	Class A	$18.74	79,150
EQ/Janus Enterprise	2.80%	Class A	$25.97	40
EQ/Large Cap Growth Managed Volatility	1.35%	Class B	$27.65	274,448
EQ/Large Cap Value Index	1.20%	Class A	$26.83	87,350
EQ/Large Cap Value Index	1.35%	Class A	$25.77	102,929
EQ/Large Cap Value Index	1.45%	Class A	$31.81	150
EQ/Large Cap Value Index	1.50%	Class A	$31.53	261
EQ/Large Cap Value Index	1.70%	Class A	$24.60	107,726
EQ/Large Cap Value Index	1.95%	Class A	$26.47	390
EQ/Large Cap Value Index	2.00%	Class A	$26.25	239
EQ/Large Cap Value Index	2.35%	Class A	$21.34	94,422
EQ/Large Cap Value Index	2.80%	Class A	$22.98	1,067
EQ/Large Cap Value Managed Volatility	1.20%	Class A	$18.58	13,213
EQ/Large Cap Value Managed Volatility	1.25%	Class A	$109.61	22,107
EQ/Large Cap Value Managed Volatility	1.45%	Class A	$24.55	84
EQ/Large Cap Value Managed Volatility	1.70%	Class A	$17.08	18,096
EQ/Large Cap Value Managed Volatility	2.35%	Class A	$15.86	14,424
EQ/Loomis Sayles Growth Portfolio	1.20%	Class B	$33.26	144,756
EQ/Loomis Sayles Growth Portfolio	1.35%	Class B	$31.31	1,321,029
EQ/Loomis Sayles Growth Portfolio	1.45%	Class B	$38.56	567
EQ/Loomis Sayles Growth Portfolio	1.50%	Class B	$38.23	261
EQ/Loomis Sayles Growth Portfolio	1.70%	Class B	$29.73	150,014
EQ/Loomis Sayles Growth Portfolio	1.95%	Class B	$0.00	0
EQ/Loomis Sayles Growth Portfolio	2.00%	Class B	$34.56	204
EQ/Loomis Sayles Growth Portfolio	2.35%	Class B	$26.60	123,717
EQ/Loomis Sayles Growth Portfolio	2.80%	Class B	$30.25	1,081

The accompanying notes are an integral part of these financial statements.
FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/MFS International Growth	1.25%	Class B	$29.76	180,509
EQ/MFS International Growth	1.35%	Class B	$20.93	173,409
EQ/Mid Cap Index	1.20%	Class A	$31.70	55,761
EQ/Mid Cap Index	1.35%	Class A	$30.78	36,037
EQ/Mid Cap Index	1.45%	Class A	$36.11	285
EQ/Mid Cap Index	1.50%	Class A	$35.80	634
EQ/Mid Cap Index	1.70%	Class A	$28.68	74,317
EQ/Mid Cap Index	1.95%	Class A	$0.00	0
EQ/Mid Cap Index	2.00%	Class A	$29.84	349
EQ/Mid Cap Index	2.35%	Class A	$25.83	92,394
EQ/Mid Cap Index	2.80%	Class A	$26.12	1,489
EQ/Mid Cap Value Managed Volatility	1.20%	Class A	$27.19	75,301
EQ/Mid Cap Value Managed Volatility	1.35%	Class A	$26.77	181,998
EQ/Mid Cap Value Managed Volatility	1.45%	Class A	$26.49	90
EQ/Mid Cap Value Managed Volatility	1.50%	Class A	$26.35	337
EQ/Mid Cap Value Managed Volatility	1.70%	Class A	$25.81	117,993
EQ/Mid Cap Value Managed Volatility	1.95%	Class A	$0.00	0
EQ/Mid Cap Value Managed Volatility	2.00%	Class A	$25.02	26
EQ/Mid Cap Value Managed Volatility	2.35%	Class A	$24.13	89,751
EQ/Mid Cap Value Managed Volatility	2.80%	Class A	$23.03	2,501
EQ/Moderate Allocation	1.20%	Class B	$13.56	212,733
EQ/Moderate Allocation	1.25%	Class B	$13.48	60,348
EQ/Moderate Allocation	1.35%	Class B	$13.31	160,811
EQ/Moderate Allocation	1.70%	Class B	$12.74	55,383
EQ/Moderate Allocation	2.35%	Class B	$11.74	45,534
EQ/Moderate-Plus Allocation	1.20%	Class B	$14.60	18,012
EQ/Moderate-Plus Allocation	1.25%	Class B	$14.51	123,200
EQ/Moderate-Plus Allocation	1.35%	Class B	$14.33	49,099
EQ/Moderate-Plus Allocation	1.70%	Class B	$13.71	31,492
EQ/Moderate-Plus Allocation	2.35%	Class B	$12.64	29,955
EQ/Money Market	1.20%	Class A	$9.93	351,002
EQ/Money Market	1.35%	Class A	$9.72	872,450
EQ/Money Market	1.45%	Class A	$9.58	473
EQ/Money Market	1.50%	Class A	$9.51	861
EQ/Money Market	1.70%	Class A	$9.24	186,592
EQ/Money Market	1.95%	Class A	$0.00	0
EQ/Money Market	2.00%	Class A	$8.86	540
EQ/Money Market	2.35%	Class A	$8.42	201,024
EQ/Money Market	2.80%	Class A	$7.90	455

The accompanying notes are an integral part of these financial statements.
FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/PIMCO Ultra Short Bond	1.20%	Class B	$12.20	55,666
EQ/PIMCO Ultra Short Bond	1.35%	Class B	$11.84	69,426
EQ/PIMCO Ultra Short Bond	1.45%	Class B	$11.49	75
EQ/PIMCO Ultra Short Bond	1.50%	Class B	$11.39	26
EQ/PIMCO Ultra Short Bond	1.70%	Class B	$11.21	48,351
EQ/PIMCO Ultra Short Bond	1.95%	Class B	$9.85	686
EQ/PIMCO Ultra Short Bond	2.35%	Class B	$9.95	40,052
EQ/PIMCO Ultra Short Bond	2.80%	Class B	$8.55	2,323
EQ/Quality Bond PLUS	1.25%	Class B	$23.90	61,141
EQ/Quality Bond PLUS	1.35%	Class B	$15.87	146,163
EQ/Small Company Index	1.20%	Class A	$37.55	21,587
EQ/Small Company Index	1.25%	Class A	$148.00	2,852
EQ/Small Company Index	1.45%	Class A	$0.00	0
EQ/Small Company Index	1.50%	Class A	$38.64	175
EQ/Small Company Index	1.70%	Class A	$34.69	18,740
EQ/Small Company Index	2.35%	Class A	$31.14	16,605
EQ/Small Company Index	2.80%	Class A	$29.91	243
EQ/T. Rowe Price Growth Stock	1.25%	Class B	$129.27	265,566
EQ/T. Rowe Price Growth Stock	1.35%	Class B	$28.27	493,939
EQ/UBS Growth & Income	1.20%	Class B	$26.58	49,627
EQ/UBS Growth & Income	1.35%	Class B	$26.42	558,402
EQ/UBS Growth & Income	1.45%	Class B	$33.75	119
EQ/UBS Growth & Income	1.70%	Class B	$25.09	38,401
EQ/UBS Growth & Income	1.95%	Class B	$29.59	392
EQ/UBS Growth & Income	2.35%	Class B	$22.71	29,968
Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$34.65	507,289
Franklin Income VIP Fund	1.20%	Class 2	$26.90	89,346
Franklin Income VIP Fund	1.35%	Class 2	$26.20	120,457
Franklin Income VIP Fund	1.45%	Class 2	$0.00	0
Franklin Income VIP Fund	1.50%	Class 2	$25.75	324
Franklin Income VIP Fund	1.70%	Class 2	$24.34	148,430
Franklin Income VIP Fund	2.35%	Class 2	$21.88	150,831
Franklin Income VIP Fund	2.80%	Class 2	$20.39	121
Franklin Rising Dividends VIP Fund	1.20%	Class 2	$37.00	26,691
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$36.16	66,777
Franklin Rising Dividends VIP Fund	1.45%	Class 2	$0.00	0
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$33.80	44,918
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$29.47	54,429
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$27.99	85

The accompanying notes are an integral part of these financial statements.
FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
Invesco Oppenheimer V.I. Global Fund	1.20%	Service Class	$42.64	32,946
Invesco Oppenheimer V.I. Global Fund	1.35%	Service Class	$41.39	78,089
Invesco Oppenheimer V.I. Global Fund	1.45%	Service Class	$41.95	140
Invesco Oppenheimer V.I. Global Fund	1.50%	Service Class	$41.60	513
Invesco Oppenheimer V.I. Global Fund	1.70%	Service Class	$39.64	41,993
Invesco Oppenheimer V.I. Global Fund	2.00%	Service Class	$36.78	142
Invesco Oppenheimer V.I. Global Fund	2.35%	Service Class	$31.70	31,672
Invesco Oppenheimer V.I. Global Fund	2.80%	Service Class	$32.20	885
Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$12.93	6,442
Invesco V.I. Diversified Dividend Fund	1.50%	Series 1	$14.84	8,612
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$12.39	19,587
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$11.30	24,668
Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$17.14	15,267
Invesco V.I. Global Core Equity Fund	1.50%	Series 1	$20.44	30
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$15.85	10,936
Invesco V.I. Global Core Equity Fund	1.95%	Series 1	$0.00	0
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$14.06	9,396
Invesco V.I. Health Care Fund	1.20%	Series 1	$33.22	16,416
Invesco V.I. Health Care Fund	1.70%	Series 1	$30.41	17,529
Invesco V.I. Health Care Fund	2.35%	Series 1	$26.82	22,374
Invesco V.I. Technology Fund	1.20%	Series 1	$25.62	12,853
Invesco V.I. Technology Fund	1.70%	Series 1	$23.62	8,102
Invesco V.I. Technology Fund	2.35%	Series 1	$23.30	19,600
Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$31.85	390,772
Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$33.11	394,848
Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$38.58	301,755
Janus Henderson Forty Portfolio	1.20%	Service Shares	$48.08	31,286
Janus Henderson Forty Portfolio	1.45%	Service Shares	$52.18	260
Janus Henderson Forty Portfolio	1.50%	Service Shares	$51.74	301
Janus Henderson Forty Portfolio	1.70%	Service Shares	$46.24	19,747
Janus Henderson Forty Portfolio	2.00%	Service Shares	$48.16	22
Janus Henderson Forty Portfolio	2.35%	Service Shares	$41.24	19,889
Janus Henderson Forty Portfolio	2.80%	Service Shares	$42.15	897
Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$17.69	368,890
Janus Henderson Overseas Portfolio	1.20%	Service Shares	$23.48	63,722
Janus Henderson Overseas Portfolio	1.45%	Service Shares	$30.89	330
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$30.63	670
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$23.12	79,718
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$27.70	270

The accompanying notes are an integral part of these financial statements.
FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

December 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$20.54	56,351
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$24.25	377
MFS® Utilities Series	1.20%	Initial Class	$53.30	32,960
MFS® Utilities Series	1.50%	Initial Class	$64.61	196
MFS® Utilities Series	1.70%	Initial Class	$47.69	22,046
MFS® Utilities Series	2.35%	Initial Class	$39.80	18,439
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$20.20	51,571
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$19.04	53,861
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.45%	Administrative Class	$17.37	166
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$17.23	226
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$18.49	51,184
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$13.91	211
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$16.63	41,815
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.80%	Administrative Class	$12.17	1,060
ProFund VP Bear	1.20%	Common Shares	$1.18	744
ProFund VP Bear	1.35%	Common Shares	$1.16	3,013
ProFund VP Bear	1.50%	Common Shares	$1.11	31
ProFund VP Bear	1.70%	Common Shares	$1.20	10,546
ProFund VP Bear	2.35%	Common Shares	$0.98	1,504
ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$1.74	10,266
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$1.55	14,348
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.52	11
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$1.60	4,848
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.43	29,832
ProFund VP Rising Rates Opportunity	2.80%	Common Shares	$1.26	226
ProFund VP UltraBull	1.20%	Common Shares	$49.34	4,733
ProFund VP UltraBull	1.35%	Common Shares	$54.02	6,714
ProFund VP UltraBull	1.45%	Common Shares	$54.72	159
ProFund VP UltraBull	1.70%	Common Shares	$44.45	12,985
ProFund VP UltraBull	2.35%	Common Shares	$45.30	12,913
ProFund VP UltraBull	2.80%	Common Shares	$41.10	882

*  Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.
FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

	1290 VT Equity Income* 1/1/2019 to 12/31/2019	1290 VT GAMCO Mergers and Acquisitions* 1/1/2019 to 12/31/2019	1290 VT GAMCO Small Company Value* 1/1/2019 to 12/31/2019	1290 VT Socially Responsible* 1/1/2019 to 12/31/2019	All Asset Growth-Alt 20* 1/1/2019 to 12/31/2019	BNY Mellon Stock Index Fund, Inc. 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$214,596	$54,647	$515,305	$14,521	$1,440,027	$252,256
Expenses:
Asset-based charges	146,241	22,969	1,217,195	22,459	1,126,262	199,010
Net investment income (loss)	68,355	31,678	(701,890)	(7,938)	313,765	53,246
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	(352,657)	8,291	4,039,954	35,035	1,032,860	657,038
Realized gain distribution from the portfolios	128,188	21,435	2,285,743	26,297	3,317,797	744,753
Net realized gain (loss) on investments	(224,469)	29,726	6,325,697	61,332	4,350,657	1,401,791
Net change in unrealized appreciation (depreciation) of investments	2,093,519	43,886	11,791,217	339,826	9,420,711	2,294,426
Net realized and unrealized gain (loss) on investments	1,869,050	73,612	18,116,914	401,158	13,771,368	3,696,217
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,937,405	$105,290	$17,415,024	$393,220	$14,085,133	$3,749,463

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
The accompanying notes are an integral part of these financial statements.
FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	CharterSM Multi-Sector Bond* 1/1/2019 to 12/31/2019	CharterSM Small Cap Growth* 1/1/2019 to 12/31/2019	EQ/AB Small Cap Growth* 1/1/2019 to 12/31/2019	EQ/Aggressive Allocation* 1/1/2019 to 12/31/2019	EQ/BlackRock Basic Value Equity* 1/1/2019 to 12/31/2019	EQ/Capital Guardian Research* 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$36,021	$183,676	$1,914	$18,307	$73,189	$27,108
Expenses:
Asset-based charges	33,205	144,100	22,614	16,738	64,196	75,713
Net investment income (loss)	2,816	39,576	(20,700)	1,569	8,993	(48,605)
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	(2,905)	420,505	9,545	9,444	221,214	217,101
Realized gain distribution from the portfolios	—	987,944	113,078	90,350	181,376	561,624
Net realized gain (loss) on investments	(2,905)	1,408,449	122,623	99,794	402,590	778,725
Net change in unrealized appreciation (depreciation) of investments	85,812	1,122,400	185,546	133,081	360,128	546,956
Net realized and unrealized gain (loss) on investments	82,907	2,530,849	308,169	232,875	762,718	1,325,681
Net Increase (Decrease) in Net Assets Resulting from Operations	$85,723	$2,570,425	$287,469	$234,444	$771,711	$1,277,076

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Conservative Allocation* 1/1/2019 to 12/31/2019	EQ/Conservative- Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Core Bond Index* 1/1/2019 to 12/31/2019	EQ/Global Equity Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Intermediate Government Bond* 1/1/2019 to 12/31/2019	EQ/Janus Enterprise* 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$22,889	$15,220	$274,298	$29,529	$102,186	$1,149
Expenses:
Asset-based charges	21,717	14,903	219,910	40,997	103,218	111,898
Net investment income (loss)	1,172	317	54,388	(11,468)	(1,032)	(110,749)
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	(19,567)	(5,055)	60,601	113,090	34,215	204,794
Realized gain distribution from the portfolios	28,447	37,327	—	62,984	—	431,314
Net realized gain (loss) on investments	8,880	32,272	60,601	176,074	34,215	636,108
Net change in unrealized appreciation (depreciation) of investments	112,905	91,741	585,078	311,235	142,169	1,483,034
Net realized and unrealized gain (loss) on investments	121,785	124,013	645,679	487,309	176,384	2,119,142
Net Increase (Decrease) in Net Assets Resulting from Operations	$122,957	$124,330	$700,067	$475,841	$175,352	$2,008,393

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Large Cap Growth Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Index* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Loomis Sayles Growth* 1/1/2019 to 12/31/2019	EQ/MFS International Growth* 1/1/2019 to 12/31/2019	EQ/Mid Cap Index* 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$30,349	$203,389	$58,477	$13,499	$105,103	$78,519
Expenses:
Asset-based charges	96,082	151,798	42,076	747,392	109,689	132,886
Net investment income (loss)	(65,733)	51,591	16,401	(733,893)	(4,586)	(54,367)
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	273,794	477,501	77,955	1,802,525	129,085	458,392
Realized gain distribution from the portfolios	582,362	503,062	183,808	2,891,509	259,218	289,415
Net realized gain (loss) on investments	856,156	980,563	261,763	4,694,034	388,303	747,807
Net change in unrealized appreciation (depreciation) of investments	1,148,082	937,599	353,930	9,274,706	1,529,941	865,839
Net realized and unrealized gain (loss) on investments	2,004,238	1,918,162	615,693	13,968,740	1,918,244	1,613,646
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,938,505	$1,969,753	$632,094	$13,234,847	$1,913,658	$1,559,279

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Mid Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Moderate Allocation* 1/1/2019 to 12/31/2019	EQ/Moderate- Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Money Market* 1/1/2019 to 12/31/2019	EQ/PIMCO Ultra Short Bond* 1/1/2019 to 12/31/2019	EQ/Quality Bond PLUS* 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$159,056	$111,346	$53,581	$307,172	$56,365	$59,756
Expenses:
Asset-based charges	189,373	95,501	47,731	297,480	40,647	52,034
Net investment income (loss)	(30,317)	15,845	5,850	9,692	15,718	7,722
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	531,973	9,514	14,729	43	608	(11,252)
Realized gain distribution from the portfolios	656,306	324,549	203,719	991	—	—
Net realized gain (loss) on investments	1,188,279	334,063	218,448	1,034	608	(11,252)
Net change in unrealized appreciation (depreciation) of investments	1,410,603	529,410	334,974	(794)	8,536	171,362
Net realized and unrealized gain (loss) on investments	2,598,882	863,473	553,422	240	9,144	160,110
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,568,565	$879,318	$559,272	$9,932	$24,862	$167,832

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Small Company Index* 1/1/2019 to 12/31/2019	EQ/T.Rowe Price Growth Stock* 1/1/2019 to 12/31/2019	EQ/UBS Growth & Income* 1/1/2019 to 12/31/2019	Fidelity® VIP Contrafund® Portfolio 1/1/2019 to 12/31/2019	Franklin Income VIP Fund 1/1/2019 to 12/31/2019	Franklin Rising Dividends VIP Fund 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$25,434	$—	$80,186	$59,981	$681,792	$76,737
Expenses:
Asset-based charges	37,367	593,411	235,959	227,633	213,761	102,208
Net investment income (loss)	(11,933)	(593,411)	(155,773)	(167,652)	468,031	(25,471)
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	28,088	2,787,359	572,918	506,756	156,699	158,013
Realized gain distribution from the portfolios	145,940	1,102,923	448,760	1,931,912	206,063	951,615
Net realized gain (loss) on investments	174,028	3,890,282	1,021,678	2,438,668	362,762	1,109,628
Net change in unrealized appreciation (depreciation) of investments	317,197	8,441,789	4,050,885	2,049,434	845,986	378,326
Net realized and unrealized gain (loss) on investments	491,225	12,332,071	5,072,563	4,488,102	1,208,748	1,487,954
Net Increase (Decrease) in Net Assets Resulting from Operations	$479,292	$11,738,660	$4,916,790	$4,320,450	$1,676,779	$1,462,483

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Global Fund 1/1/2019 to 12/31/2019	Invesco V.I. Diversified Dividend Fund 1/1/2019 to 12/31/2019	Invesco V.I. Global Core Equity Fund 1/1/2019 to 12/31/2019	Invesco V.I. Health Care Fund 1/1/2019 to 12/31/2019	Invesco V.I. Technology Fund 1/1/2019 to 12/31/2019	Janus Henderson Balanced Portfolio 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$45,721	$20,745	$7,954	$669	$—	$231,456
Expenses:
Asset-based charges	111,940	13,113	9,319	26,807	16,484	165,994
Net investment income (loss)	(66,219)	7,632	(1,365)	(26,138)	(16,484)	65,462
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	339,223	32,032	23,554	22,157	26,209	578,709
Realized gain distribution from the portfolios	1,032,534	38,498	39,576	37,190	78,565	333,244
Net realized gain (loss) on investments	1,371,757	70,530	63,130	59,347	104,774	911,953
Net change in unrealized appreciation (depreciation) of investments	549,349	69,299	56,141	368,020	166,739	1,353,572
Net realized and unrealized gain (loss) on investments	1,921,106	139,829	119,271	427,367	271,513	2,265,525
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,887	$147,461	$117,906	$401,229	$255,029	$2,330,987

The accompanying notes are an integral part of these financial statements.
FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2019

	Janus Henderson Enterprise Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Forty Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Global Research Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Overseas Portfolio 1/1/2019 to 12/31/2019	MFS® Utilities Series 1/1/2019 to 12/31/2019	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$24,687	$17,065	$61,580	$78,104	$133,330	$94,341
Expenses:
Asset-based charges	169,292	198,732	83,347	72,624	53,948	61,202
Net investment income (loss)	(144,605)	(181,667)	(21,767)	5,480	79,382	33,139
Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on investments	661,431	211,905	293,378	(186,579)	119,209	(97,660)
Realized gain distribution from the portfolios	727,935	1,132,815	371,706	—	9,791	—
Net realized gain (loss) on investments	1,389,366	1,344,720	665,084	(186,579)	129,000	(97,660)
Net change in unrealized appreciation (depreciation) of investments	2,281,438	2,952,805	829,337	1,126,141	496,074	229,609
Net realized and unrealized gain (loss) on investments	3,670,804	4,297,525	1,494,421	939,562	625,074	131,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,526,199	$4,115,858	$1,472,654	$945,042	$704,456	$165,088

The accompanying notes are an integral part of these financial statements.
FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

For the Year Ended December 31, 2019

	ProFund VP Bear 1/1/2019 to 12/31/2019	ProFund VP Rising Rates Opportunity 1/1/2019 to 12/31/2019	ProFund VP Ultrabull 1/1/2019 to 12/31/2019
Income and Expenses:
Investment Income:
Dividends from the portfolios	$20	$186	$4,471
Expenses:
Asset-based charges	327	2,413	28,653
Net investment income (loss)	(307)	(2,227)	(24,182)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(2,078)	(70,060)	(28,129)
Realized gain distribution from the portfolios	—	4,449	—
Net realized gain (loss) on investments	(2,078)	(65,611)	(28,129)
Net change in unrealized appreciation (depreciation) of investments	(3,201)	36,544	774,569
Net realized and unrealized gain (loss) on investments	(5,279)	(29,067)	746,440
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,586)	$(31,294)	$722,258

The accompanying notes are an integral part of these financial statements.
FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	1290 VT Equity Income* 1/1/2019 to 12/31/2019	1290 VT GAMCO Mergers and Acquisitions* 1/1/2019 to 12/31/2019	1290 VT GAMCO Small Company Value* 1/1/2019 to 12/31/2019	1290 VT Socially Responsible* 1/1/2019 to 12/31/2019	All Asset Growth-Alt 20* 1/1/2019 to 12/31/2019	BNY Mellon Stock Index Fund, Inc. 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,355	$31,678	$(701,890)	$(7,938)	$313,765	$53,246
Net realized gain (loss) on investments	(224,469)	29,726	6,325,697	61,332	4,350,657	1,401,791
Net change in unrealized appreciation (depreciation) of investments	2,093,519	43,886	11,791,217	339,826	9,420,711	2,294,426
Net increase (decrease) in net assets resulting from operations	1,937,405	105,290	17,415,024	393,220	14,085,133	3,749,463
From Contractowners Transactions:
Payments received from Contractowners	152,345	90,679	333,326	6,990	487,466	279,174
Transfers between Variable Investment Options including guaranteed investment account, net	(359,398)	(125,104)	(1,590,555)	(19,867)	(1,447,698)	(328,639)
Redemptions for contract benefits and terminations	(989,114)	(381,362)	(9,060,019)	(79,244)	(7,896,670)	(1,207,558)
Contract maintenance charges	(705)	(79)	(29,471)	(124)	(65,395)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(1,196,872)	(415,866)	(10,346,719)	(92,245)	(8,922,297)	(1,257,023)
Net increase (Decrease) in Net Assets	740,533	(310,576)	7,068,305	300,975	5,162,836	2,492,440
Net Assets - Beginning of Year	9,098,103	1,616,328	83,292,032	1,408,031	83,127,042	13,241,511
Net Assets - End of Year	$9,838,636	$1,305,752	$90,360,337	$1,709,006	$88,289,878	$15,733,951

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	CharterSM Multi-Sector Bond* 1/1/2019 to 12/31/2019	CharterSM Small Cap Growth* 1/1/2019 to 12/31/2019	EQ/AB Small Cap Growth* 1/1/2019 to 12/31/2019	EQ/Aggressive Allocation* 1/1/2019 to 12/31/2019	EQ/BlackRock Basic Value Equity* 1/1/2019 to 12/31/2019	EQ/Capital Guardian Research* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,816	$39,576	$(20,700)	$1,569	$8,993	$(48,605)
Net realized gain (loss) on investments	(2,905)	1,408,449	122,623	99,794	402,590	778,725
Net change in unrealized appreciation (depreciation) of investments	85,812	1,122,400	185,546	133,081	360,128	546,956
Net increase (decrease) in net assets resulting from operations	85,723	2,570,425	287,469	234,444	771,711	1,277,076
From Contractowners Transactions:
Payments received from Contractowners	8,817	56,558	10,074	3,964	31,801	20,229
Transfers between Variable Investment Options including guaranteed investment account, net	(4,636)	(244,339)	(27,510)	6,105	(35,431)	(40,229)
Redemptions for contract benefits and terminations	(146,028)	(801,075)	(118,227)	(51,189)	(532,164)	(395,623)
Contract maintenance charges	(323)	(792)	(232)	(311)	(310)	(506)
Net increase (decrease) in net assets resulting from contractowners transactions	(142,170)	(989,648)	(135,895)	(41,431)	(536,104)	(416,129)
Net increase (Decrease) in Net Assets	(56,447)	1,580,777	151,574	193,013	235,607	860,947
Net Assets - Beginning of Year	1,796,576	8,518,474	1,143,036	1,050,487	3,795,597	4,261,176
Net Assets - End of Year	$1,740,129	$10,099,251	$1,294,610	$1,243,500	$4,031,204	$5,122,123

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Conservative Allocation* 1/1/2019 to 12/31/2019	EQ/Conservative-Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Core Bond Index* 1/1/2019 to 12/31/2019	EQ/Global Equity Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Intermediate Government Bond* 1/1/2019 to 12/31/2019	EQ/Janus Enterprise* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,172	$317	$54,388	$(11,468)	$(1,032)	$(110,749)
Net realized gain (loss) on investments	8,880	32,272	60,601	176,074	34,215	636,108
Net change in unrealized appreciation (depreciation) of investments	112,905	91,741	585,078	311,235	142,169	1,483,034
Net increase (decrease) in net assets resulting from operations	122,957	124,330	700,067	475,841	175,352	2,008,393
From Contractowners Transactions:
Payments received from Contractowners	2,000	2,000	118,767	11,759	62,790	39,879
Transfers between Variable Investment Options including guaranteed investment account, net	(409,028)	(48,735)	(185,789)	(85,933)	(119,595)	(206,638)
Redemptions for contract benefits and terminations	(211,354)	(143,294)	(1,556,118)	(252,591)	(725,046)	(747,406)
Contract maintenance charges	(290)	(260)	(4,390)	(404)	(1,546)	(885)
Net increase (decrease) in net assets resulting from contractowners transactions	(618,672)	(190,289)	(1,627,530)	(327,169)	(783,397)	(915,050)
Net increase (Decrease) in Net Assets	(495,715)	(65,959)	(927,463)	148,672	(608,045)	1,093,343
Net Assets - Beginning of Year	1,830,341	1,042,227	15,396,295	2,188,238	7,122,085	6,124,714
Net Assets - End of Year	$1,334,626	$976,268	$14,468,832	$2,336,910	$6,514,040	$7,218,057

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Large Cap Growth Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Index* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Loomis Sayles Growth* 1/1/2019 to 12/31/2019	EQ/MFS International Growth* 1/1/2019 to 12/31/2019	EQ/Mid Cap Index* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(65,733)	$51,591	$16,401	$(733,893)	$(4,586)	$(54,367)
Net realized gain (loss) on investments	856,156	980,563	261,763	4,694,034	388,303	747,807
Net change in unrealized appreciation (depreciation) of investments	1,148,082	937,599	353,930	9,274,706	1,529,941	865,839
Net increase (decrease) in net assets resulting from operations	1,938,505	1,969,753	632,094	13,234,847	1,913,658	1,559,279
From Contractowners Transactions:
Payments received from Contractowners	23,343	170,468	3,667	274,533	41,297	15,104
Transfers between Variable Investment Options including guaranteed investment account, net	(69,116)	(136,207)	(24,274)	(1,283,692)	(126,704)	(88,181)
Redemptions for contract benefits and terminations	(617,410)	(918,154)	(161,423)	(5,486,498)	(520,803)	(1,076,121)
Contract maintenance charges	—	(1,241)	(956)	(2,460)	(2,957)	(1,242)
Net increase (decrease) in net assets resulting from contractowners transactions	(663,183)	(885,134)	(182,986)	(6,498,117)	(609,167)	(1,150,440)
Net increase (Decrease) in Net Assets	1,275,322	1,084,619	449,108	6,736,730	1,304,491	408,839
Net Assets - Beginning of Year	6,313,578	8,630,991	2,759,243	47,267,196	7,696,397	7,068,069
Net Assets - End of Year	$7,588,900	$9,715,610	$3,208,351	$54,003,926	$9,000,888	$7,476,908

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Mid Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Moderate Allocation* 1/1/2019 to 12/31/2019	EQ/Moderate-Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Money Market* 1/1/2019 to 12/31/2019	EQ/PIMCO Ultra Short Bond* 1/1/2019 to 12/31/2019	EQ/Quality Bond PLUS* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(30,317)	$15,845	$5,850	$9,692	$15,718	$7,722
Net realized gain (loss) on investments	1,188,279	334,063	218,448	1,034	608	(11,252)
Net change in unrealized appreciation (depreciation) of investments	1,410,603	529,410	334,974	(794)	8,536	171,362
Net increase (decrease) in net assets resulting from operations	2,568,565	879,318	559,272	9,932	24,862	167,832
From Contractowners Transactions:
Payments received from Contractowners	107,754	45,133	29,363	728,643	29,347	25,736
Transfers between Variable Investment Options including guaranteed investment account, net	(185,893)	268,102	225,896	9,229,663	(45,930)	(23,983)
Redemptions for contract benefits and terminations	(1,117,614)	(420,615)	(375,914)	(11,460,779)	(285,744)	(501,928)
Contract maintenance charges	(1,300)	(866)	(403)	(4,585)	(332)	(1,090)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,197,053)	(108,246)	(121,058)	(1,507,058)	(302,659)	(501,265)
Net increase (Decrease) in Net Assets	1,371,512	771,072	438,214	(1,497,126)	(277,797)	(333,433)
Net Assets - Beginning of Year	10,828,400	6,308,378	3,126,097	19,769,193	2,746,514	4,114,241
Net Assets - End of Year	$12,199,912	$7,079,450	$3,564,311	$18,272,067	$2,468,717	$3,780,808

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Small Company Index* 1/1/2019 to 12/31/2019	EQ/T.Rowe Price Growth Stock* 1/1/2019 to 12/31/2019	EQ/UBS Growth & Income* 1/1/2019 to 12/31/2019	Fidelity® VIP Contrafund® Portfolio 1/1/2019 to 12/31/2019	Franklin Income VIP Fund 1/1/2019 to 12/31/2019	Franklin Rising Dividends VIP Fund 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(11,933)	$(593,411)	$(155,773)	$(167,652)	$468,031	$(25,471)
Net realized gain (loss) on investments	174,028	3,890,282	1,021,678	2,438,668	362,762	1,109,628
Net change in unrealized appreciation (depreciation) of investments	317,197	8,441,789	4,050,885	2,049,434	845,986	378,326
Net increase (decrease) in net assets resulting from operations	479,292	11,738,660	4,916,790	4,320,450	1,676,779	1,462,483
From Contractowners Transactions:
Payments received from Contractowners	58,905	211,139	87,042	62,442	181,279	68,947
Transfers between Variable Investment Options including guaranteed investment account, net	8,970	(292,546)	(291,815)	(133,839)	(5,527)	103,576
Redemptions for contract benefits and terminations	(227,394)	(4,760,511)	(1,717,734)	(1,935,488)	(1,842,302)	(732,713)
Contract maintenance charges		(513)	(20,827)	(484)	(1,323)	(469)
Net increase (decrease) in net assets resulting from contractowners transactions	(160,032)	(4,862,745)	(1,922,991)	(2,006,885)	(1,667,873)	(560,659)
Net increase (Decrease) in Net Assets	319,260	6,875,915	2,993,799	2,313,565	8,906	901,824
Net Assets - Beginning of Year	2,094,812	41,417,831	14,742,843	15,265,144	12,473,787	5,624,745
Net Assets - End of Year	$2,414,072	$48,293,746	$17,736,642	$17,578,709	$12,482,693	$6,526,569

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Global Fund 1/1/2019 to 12/31/2019	Invesco V.I. Diversified Dividend Fund 1/1/2019 to 12/31/2019	Invesco V.I. Global Core Equity Fund 1/1/2019 to 12/31/2019	Invesco V.I. Health Care Fund 1/1/2019 to 12/31/2019	Invesco V.I. Technology Fund 1/1/2019 to 12/31/2019	Janus Henderson Balanced Portfolio 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(66,219)	$7,632	$(1,365)	$(26,138)	$(16,484)	$65,462
Net realized gain (loss) on investments	1,371,757	70,530	63,130	59,347	104,774	911,953
Net change in unrealized appreciation (depreciation) of investments	549,349	69,299	56,141	368,020	166,739	1,353,572
Net increase (decrease) in net assets resulting from operations	1,854,887	147,461	117,906	401,229	255,029	2,330,987
From Contractowners Transactions:
Payments received from Contractowners	33,636	27,296	3,584	9,512	3,994	32,682
Transfers between Variable Investment Options including guaranteed investment account, net	(255,624)	(3,754)	(30,940)	(1,307)	(9,989)	24,730
Redemptions for contract benefits and terminations	(933,141)	(119,384)	(74,118)	(117,320)	(52,784)	(1,687,334)
Contract maintenance charges	(643)	(61)	(87)	(197)	(158)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(1,155,772)	(95,903)	(101,561)	(109,312)	(58,937)	(1,629,922)
Net increase (Decrease) in Net Assets	699,115	51,558	16,345	291,917	196,092	701,065
Net Assets - Beginning of Year	6,666,972	681,002	551,437	1,386,583	781,282	11,743,756
Net Assets - End of Year	$7,366,087	$732,560	$567,782	$1,678,500	$977,374	$12,444,821

The accompanying notes are an integral part of these financial statements.
FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	Janus Henderson Enterprise Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Forty Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Global Research Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Overseas Portfolio 1/1/2019 to 12/31/2019	MFS® Utilities Series 1/1/2019 to 12/31/2019	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(144,605)	$(181,667)	$(21,767)	$5,480	$79,382	$33,139
Net realized gain (loss) on investments	1,389,366	1,344,720	665,084	(186,579)	129,000	(97,660)
Net change in unrealized appreciation (depreciation) of investments	2,281,438	2,952,805	829,337	1,126,141	496,074	229,609
Net increase (decrease) in net assets resulting from operations	3,526,199	4,115,858	1,472,654	945,042	704,456	165,088
From Contractowners Transactions:
Payments received from Contractowners	50,033	114,131	45,377	44,663	91,483	97,787
Transfers between Variable Investment Options including guaranteed investment account, net	(214,179)	(259,356)	(94,143)	(110,396)	5,369	172,330
Redemptions for contract benefits and terminations	(1,146,151)	(1,150,189)	(472,866)	(435,159)	(569,055)	(423,974)
Contract maintenance charges	—	(541)	—	(1,081)	(502)	(464)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,310,297)	(1,295,955)	(521,632)	(501,973)	(472,705)	(154,321)
Net increase (Decrease) in Net Assets	2,215,902	2,819,903	951,022	443,069	231,751	10,767
Net Assets - Beginning of Year	10,858,378	12,128,146	5,575,737	4,100,663	3,323,124	3,721,487
Net Assets - End of Year	$13,074,280	$14,948,049	$6,526,759	$4,543,732	$3,554,875	$3,732,254

The accompanying notes are an integral part of these financial statements.
FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year Ended December 31, 2019

	ProFund VP Bear 1/1/2019 to 12/31/2019	ProFund VP Rising Rates Opportunity 1/1/2019 to 12/31/2019	ProFund VP Ultrabull 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(307)	$(2,227)	$(24,182)
Net realized gain (loss) on investments	(2,078)	(65,611)	(28,129)
Net change in unrealized appreciation (depreciation) of investments	(3,201)	36,544	774,569
Net increase (decrease) in net assets resulting from operations	(5,586)	(31,294)	722,258
From Contractowners Transactions:
Payments received from Contractowners	525	1,540	7,962
Transfers between Variable Investment Options including guaranteed investment account, net	1,020	(69,638)	(193,250)
Redemptions for contract benefits and terminations	(206)	(42,467)	(159,046)
Contract maintenance charges	(4)	(16)	(164)
Net increase (decrease) in net assets resulting from contractowners transactions	1,335	(110,581)	(344,498)
Net increase (Decrease) in Net Assets	(4,251)	(141,875)	377,760
Net Assets - Beginning of Year	22,749	232,659	1,425,588
Net Assets - End of Year	$18,498	$90,784	$1,803,348

The accompanying notes are an integral part of these financial statements.
FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2018

	1290 VT Equity Income* 1/1/2018 to 12/31/2018	1290 VT GAMCO Mergers and Acquisitions* 1/1/2018 to 12/31/2018	1290 VT GAMCO Small Company Value* 1/1/2018 to 12/31/2018	1290 VT Socially Responsible* 1/1/2018 to 12/31/2018	All Asset Growth-Alt 20* 1/1/2018 to 12/31/2018	BNY Mellon Stock Index Fund, Inc. 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$43,942	$(2,486)	$(872,554)	$(7,908)	$394,393	$42,522
Net realized gain (loss) on investments	2,873,784	52,848	10,797,020	87,346	4,810,323	1,055,754
Net change in unrealized appreciation (depreciation) of investments	(4,309,535)	(162,857)	(26,811,101)	(161,356)	(13,260,066)	(1,903,802)
Net increase (decrease) in net assets resulting from operations	(1,391,809)	(112,495)	(16,886,635)	(81,918)	(8,055,350)	(805,526)
From Contractowners Transactions:
Payments received from Contractowners	104,357	25,941	770,712	18,797	726,060	117,599
Transfers between Variable Investment Options including guaranteed investment account, net	(350,506)	(16,982)	(2,253,574)	(14,096)	(1,750,709)	(151,162)
Redemptions for contract benefits and terminations	(990,202)	(90,943)	(11,507,473)	(112,101)	(10,477,295)	(1,421,759)
Contract maintenance charges	(780)	(86)	(33,199)	(121)	(72,286)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(1,237,131)	(82,070)	(13,023,534)	(107,521)	(11,574,230)	(1,455,322)
Net Increase (Decrease) in Net Assets	(2,628,940)	(194,565)	(29,910,169)	(189,439)	(19,629,580)	(2,260,848)
Net Assets - Beginning of Year	11,727,043	1,810,893	113,202,201	1,597,470	102,756,622	15,502,359
Net Assets - End of Year	$9,098,103	$1,616,328	$83,292,032	$1,408,031	$83,127,042	$13,241,511

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	CharterSM Multi- Sector Bond* 1/1/2018 to 12/31/2018	CharterSM Small Cap Growth* 1/1/2018 to 12/31/2018	EQ/AB Small Cap Growth* 1/1/2018 to 12/31/2018	EQ/Aggressive Allocation* 1/1/2018 to 12/31/2018	EQ/BlackRock Basic Value Equity* 1/1/2018 to 12/31/2018	EQ/Capital Guardian Research* 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,668	$210,893	$(23,174)	$306	$(5,058)	$(48,178)
Net realized gain (loss) on investments	(13,938)	1,369,080	246,828	91,046	748,649	832,078
Net change in unrealized appreciation (depreciation) of investments	(40,102)	(2,135,302)	(331,588)	(209,326)	(1,150,940)	(1,063,731)
Net increase (decrease) in net assets resulting from operations	(49,372)	(555,329)	(107,934)	(117,974)	(407,349)	(279,831)
From Contractowners Transactions:
Payments received from Contractowners	12,505	73,338	10,080	8,457	56,505	50,430
Transfers between Variable Investment Options including guaranteed investment account, net	14,677	181,861	(37,147)	(5,411)	(73,480)	51,595
Redemptions for contract benefits and terminations	(305,423)	(1,005,702)	(219,445)	(190,930)	(794,554)	(502,275)
Contract maintenance charges	(366)	(825)	(250)	(399)	(335)	(542)
Net increase (decrease) in net assets resulting from contractowners transactions	(278,607)	(751,328)	(246,762)	(188,283)	(811,864)	(400,792)
Net Increase (Decrease) in Net Assets	(327,979)	(1,306,657)	(354,696)	(306,257)	(1,219,213)	(680,623)
Net Assets - Beginning of Year	2,124,555	9,825,131	1,497,732	1,356,744	5,014,810	4,941,799
Net Assets - End of Year	$1,796,576	$8,518,474	$1,143,036	$1,050,487	$3,795,597	$4,261,176

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	EQ/Conservative Allocation* 1/120/18 to 12/31/2018	EQ/Conservative- Plus Allocation* 1/1/2018 to 12/31/2018	EQ/Core Bond Index* 1/1/2018 to 12/31/2018	EQ/Global Equity Managed Volatility* 1/1/2018 to 12/31/2018	EQ/Intermediate Government Bond* 1/1/2018 to 12/31/2018	EQ/Janus Enterprise* 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,687	$(13,113)	$56,446	$(19,675)	$(21,115)	$(110,954)
Net realized gain (loss) on investments	41,265	(15,536)	(15,391)	353,471	6,798	523,647
Net change in unrealized appreciation (depreciation) of investments	(99,696)	(52,815)	(270,995)	(685,105)	(45,573)	(612,660)
Net increase (decrease) in net assets resulting from operations	(55,744)	(81,464)	(229,940)	(351,309)	(59,890)	(199,967)
From Contractowners Transactions:
Payments received from Contractowners	2,030	1,638	167,459	37,721	110,135	121,465
Transfers between Variable Investment Options including guaranteed investment account, net	73,140	(1,383,401)	(141,154)	(3,567)	(35,138)	344,566
Redemptions for contract benefits and terminations	(95,641)	(271,288)	(2,072,646)	(371,651)	(707,573)	(806,082)
Contract maintenance charges	(260)	(284)	(4,752)	(438)	(1,671)	(917)
Net increase (decrease) in net assets resulting from contractowners transactions	(20,731)	(1,653,335)	(2,051,093)	(337,935)	(634,247)	(340,968)
Net Increase (Decrease) in Net Assets	(76,475)	(1,734,799)	(2,281,033)	(689,244)	(694,137)	(540,935)
Net Assets - Beginning of Year	1,906,816	2,777,026	17,677,328	2,877,482	7,816,222	6,665,649
Net Assets - End of Year	$1,830,341	$1,042,227	$15,396,295	$2,188,238	$7,122,085	$6,124,714

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	EQ/Large Cap Growth Managed Volatility* 1/1/2018 to 12/31/2018	EQ/Large Cap Value Index* 1/1/2018 to 12/31/2018	EQ/Large Cap Value Managed Volatility* 1/1/2018 to 12/31/2018	EQ/Loomis Sayles Growth* 1/1/2018 to 12/31/2018	EQ/MFS International Growth* 1/1/2018 to 12/31/2018	EQ/Mid Cap Index* 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(63,183)	$34,630	$31,135	$(733,138)	$(40,440)	$(61,994)
Net realized gain (loss) on investments	890,841	864,666	302,888	6,810,547	1,025,809	1,086,439
Net change in unrealized appreciation (depreciation) of investments	(1,087,242)	(1,910,502)	(689,599)	(8,032,187)	(1,900,518)	(2,109,477)
Net increase (decrease) in net assets resulting from operations	(259,584)	(1,011,206)	(355,576)	(1,954,778)	(915,149)	(1,085,032)
From Contractowners Transactions:
Payments received from Contractowners	28,463	94,427	10,659	442,678	134,550	35,046
Transfers between Variable Investment Options including guaranteed investment account, net	(68,710)	(134,523)	(17,540)	(1,270,289)	(243,153)	(247,247)
Redemptions for contract benefits and terminations	(618,341)	(969,906)	(433,687)	(4,634,500)	(649,334)	(862,644)
Contract maintenance charges	—	(1,434)	(1,099)	(2,564)	(3,166)	(1,405)
Net increase (decrease) in net assets resulting from contractowners transactions	(658,588)	(1,011,436)	(441,667)	(5,464,675)	(761,103)	(1,076,250)
Net increase (Decrease) in Net Assets	(918,172)	(2,022,642)	(797,243)	(7,419,453)	(1,676,252)	(2,161,282)
Net Assets - Beginning of Year	7,231,750	10,653,633	3,556,486	54,686,649	9,372,649	9,229,351
Net Assets - End of Year	$6,313,578	$8,630,991	$2,759,243	$47,267,196	$7,696,397	$7,068,069

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	EQ/Mid Cap Value Managed Volatility* 1/1/2018 to 12/31/2018	EQ/Moderate Allocation* 1/1/2018 to 12/31/2018	EQ/Moderate- Plus Allocation* 1/1/2018 to 12/31/2018	EQ/Money Market* 1/1/2018 to 12/31/2018	EQ/PIMCO Ultra Short Bond* 1/1/2018 to 12/31/2018	EQ/Quality Bond PLUS* 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(54,207)	$10,340	$5,307	$(33,196)	$8,212	$14,830
Net realized gain (loss) on investments	1,673,151	288,924	186,875	205	4,854	(36,500)
Net change in unrealized appreciation (depreciation) of investments	(3,500,754)	(717,523)	(473,058)	504	(30,716)	(37,745)
Net increase (decrease) in net assets resulting from operations	(1,881,810)	(418,259)	(280,876)	(32,487)	(17,650)	(59,415)
From Contractowners Transactions:
Payments received from Contractowners	108,422	239,995	63,899	845,105	57,726	50,096
Transfers between Variable Investment Options including guaranteed investment account, net	(124,077)	128,567	79,816	14,217,618	(22,348)	(169,356)
Redemptions for contract benefits and terminations	(1,188,187)	(444,556)	(187,654)	(9,880,560)	(415,475)	(358,810)
Contract maintenance charges	(1,429)	(836)	(448)	(4,689)	(399)	(1,207)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,205,271)	(76,830)	(44,387)	5,177,474	(380,496)	(479,277)
Net increase (Decrease) in Net Assets	(3,087,081)	(495,089)	(325,263)	5,144,987	(398,146)	(538,692)
Net Assets - Beginning of Year	13,915,481	6,803,467	3,451,360	14,624,206	3,144,660	4,652,933
Net Assets - End of Year	$10,828,400	$6,308,378	$3,126,097	$19,769,193	$2,746,514	$4,114,241

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

The accompanying notes are an integral part of these financial statements.
FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	EQ/Small Company Index* 1/1/2018 to 12/31/2018	EQ/T.Rowe Price Growth Stock* 1/1/2018 to 12/31/2018	EQ/UBS Growth & Income* 1/1/2018 to 12/31/2018	Fidelity® VIP Contrafund® Portfolio 1/1/2018 to 12/31/2018	Franklin Income VIP Fund 1/1/2018 to 12/31/2018	Franklin Rising Dividends VIP Fund 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(19,759)	$(614,171)	$(204,581)	$(139,696)	$425,638	$(26,375)
Net realized gain (loss) on investments	335,097	6,673,155	3,092,955	2,293,300	134,054	499,583
Net change in unrealized appreciation (depreciation) of investments	(621,465)	(6,972,433)	(5,418,329)	(3,390,360)	(1,345,391)	(877,234)
Net increase (decrease) in net assets resulting from operations	(306,127)	(913,449)	(2,529,955)	(1,236,756)	(785,699)	(404,026)
From Contractowners Transactions:
Payments received from Contractowners	12,564	358,262	234,715	106,152	125,495	53,432
Transfers between Variable Investment Options including guaranteed investment account, net	(8,369)	(1,056,529)	(903,274)	(297,268)	66,160	49,071
Redemptions for contract benefits and terminations	(615,423)	(3,977,394)	(2,018,568)	(2,000,226)	(1,233,269)	(510,467)
Contract maintenance charges	(569)	(21,816)	(515)	—	(1,517)	(497)
Net increase (decrease) in net assets resulting from contractowners transactions	(611,797)	(4,697,477)	(2,687,642)	(2,191,342)	(1,043,131)	(408,461)
Net increase (Decrease) in Net Assets	(917,924)	(5,610,926)	(5,217,597)	(3,428,098)	(1,828,830)	(812,487)
Net Assets - Beginning of Year	3,012,736	47,028,757	19,960,440	18,693,242	14,302,617	6,437,232
Net Assets - End of Year	$2,094,812	$41,417,831	$14,742,843	$15,265,144	$12,473,787	$5,624,745

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
The accompanying notes are an integral part of these financial statements.
FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	Invesco Oppenheimer V.I. Global Fund 1/1/2018 to 12/31/2018	Invesco V.I. Diversified Dividend Fund 1/1/2018 to 12/31/2018	Invesco V.I. Global Core Equity Fund 1/1/2018 to 12/31/2018	Invesco V.I. Health Care Fund 1/1/2018 to 12/31/2018	Invesco V.I. Technology Fund 1/1/2018 to 12/31/2018	Janus Henderson Balanced Portfolio 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(66,409)	$4,120	$(4,026)	$(29,354)	$(17,805)	$101,325
Net realized gain (loss) on investments	1,065,510	120,563	34,198	267,090	118,669	680,881
Net change in unrealized appreciation (depreciation) of investments	(2,158,030)	(195,502)	(142,103)	(252,120)	(100,033)	(825,613)
Net increase (decrease) in net assets resulting from operations	(1,158,929)	(70,819)	(111,931)	(14,384)	831	(43,407)
From Contractowners Transactions:
Payments received from Contractowners	55,534	5,177	5,204	16,707	5,306	172,703
Transfers between Variable Investment Options including guaranteed investment account, net	20,327	(16,688)	(12,835)	(7,485)	(35,540)	(175,746)
Redemptions for contract benefits and terminations	(1,151,426)	(250,830)	(107,754)	(421,972)	(248,176)	(1,145,222)
Contract maintenance charges		(755)	(76)	(100)	(235)	(158)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,076,320)	(262,417)	(115,485)	(412,985)	(278,568)	(1,148,265)
Net increase (Decrease) in Net Assets	(2,235,249)	(333,236)	(227,416)	(427,369)	(277,737)	(1,191,672)
Net Assets - Beginning of Year	8,902,221	1,014,238	778,853	1,813,952	1,059,019	12,935,428
Net Assets - End of Year	$6,666,972	$681,002	$551,437	$1,386,583	$781,282	$11,743,756

The accompanying notes are an integral part of these financial statements.
FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2018

	Janus Henderson Enterprise Portfolio 1/1/2018 to 12/31/2018	Janus Henderson Forty Portfolio 1/1/2018 to 12/31/2018	Janus Henderson Global Research Portfolio 1/1/2018 to 12/31/2018	Janus Henderson Overseas Portfolio 1/1/2018 to 12/31/2018	MFS® Utilities Series 1/1/2018 to 12/31/2018	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(139,426)	$(195,866)	$(15,099)	$(2,613)	$(19,409)	$193,116
Net realized gain (loss) on investments	1,180,074	2,133,995	316,445	(148,716)	93,265	(59,091)
Net change in unrealized appreciation (depreciation) of investments	(1,162,809)	(1,798,214)	(789,563)	(670,819)	(98,580)	(366,782)
Net increase (decrease) in net assets resulting from operations	(122,161)	139,915	(488,217)	(822,148)	(24,724)	(232,757)
From Contractowners Transactions:
Payments received from Contractowners	73,345	139,088	74,713	30,367	79,097	76,009
Transfers between Variable Investment Options including guaranteed investment account, net	(221,522)	256,983	(59,536)	(26,389)	(58,483)	(13,422)
Redemptions for contract benefits and terminations	(1,083,729)	(1,912,830)	(536,461)	(550,397)	(804,021)	(487,298)
Contract maintenance charges	—	(558)	—	(1,266)	(552)	(523)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,231,906)	(1,517,317)	(521,284)	(547,685)	(783,959)	(425,234)
Net Increase (Decrease) in Net Assets	(1,354,067)	(1,377,402)	(1,009,501)	(1,369,833)	(808,683)	(657,991)
Net Assets - Beginning of Year	12,212,445	13,505,548	6,585,238	5,470,496	4,131,807	4,379,478
Net Assets - End of Year	$10,858,378	$12,128,146	$5,575,737	$4,100,663	$3,323,124	$3,721,487

The accompanying notes are an integral part of these financial statements.
FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT A
OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year Ended December 31, 2018

	ProFund VP Bear 1/1/2018 to 12/31/2018	ProFund VP Rising Rates Opportunity 1/1/2018 to 12/31/2018	ProFund VP Ultrabull 1/1/2018 to 12/31/2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(378)	$(3,576)	$(38,510)
Net realized gain (loss) on investments	(6,426)	(20,090)	333,743
Net change in unrealized appreciation (depreciation) of investments	7,358	25,710	(586,765)
Net increase (decrease) in net assets resulting from operations	554	2,044	(291,532)
From Contractowners Transactions:
Payments received from Contractowners	1,253	40,220	7,205
Transfers between Variable Investment Options including guaranteed investment account, net	(25)	33,832	(328,969)
Redemptions for contract benefits and terminations	(9,267)	(14,986)	(134,873)
Contract maintenance charges	(6)	(23)	(209)
Net increase (decrease) in net assets resulting from contractowners transactions	(8,045)	59,043	(456,846)
Net Increase (Decrease) in Net Assets	(7,491)	61,087	(748,378)
Net Assets - Beginning of Year	30,240	171,572	2,173,966
Net Assets - End of Year	$22,749	$232,659	$1,425,588

The accompanying notes are an integral part of these financial statements.
FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1.  ORGANIZATION

Equitable America Variable Account A (the "Variable Account" and formerly known as MONY America Variable Account A) was established by Equitable Financial Life Insurance Company of America ("Equitable Financial" and formerly known as "MONY Life Insurance Company of America") on March 27, 1987. Equitable Financial changed its name effective December 13, 2019, and the Variable Account changed its name subsequent to December 31, 2019. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with AXA Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC") and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, , PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios"):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund(1)

Invesco V.I. Technology Fund

Invesco Oppenheimer V.I. Global Fund(1)

AXA Premier VIP Trust*

EQ/Aggressive Allocation(2)

EQ/Conservative Allocation(3)

EQ/Conservative-Plus Allocation(4)

EQ/Moderate Allocation(5)

EQ/Moderate-Plus Allocation(6)

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

BNY Mellon Investment Adviser, Inc.

BNY Mellon Stock Index Fund, Inc.(7)

EQ Advisors Trust*

1290 VT Equity Income

1290 VT GAMCO Mergers and Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Socially Responsible

All Asset Growth-Alt 20

EQ/AB Small Cap Growth(8)

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/Core Bond Index

EQ/Global Equity Managed Volatility(9)

EQ/Intermediate Government Bond

EQ/Janus Enterprise(10)

EQ/Large Cap Growth Managed Volatility(11)

EQ/Large Cap Value Managed Volatility(12)

EQ/Large Cap Value Index

EQ/Loomis Sayles Growth(13)

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility(14)

EQ/MFS International Growth

EQ/Money Market

EQ/PIMCO Ultra Short Bond

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

1.  ORGANIZATION

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth & Income

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Rising Dividends VIP Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

MFS® Variable Insurance Trust

MFS® Utilities Series

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

ProFunds

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

(1)  Formerly known as Oppenheimer Global Fund/VA

(2)  Formerly known as AXA Aggressive Allocation

(3)  Formerly known as AXA Conservative Allocation

(4)  Formerly known as AXA Conservative-Plus Allocation

(5)  Formerly known as AXA Moderate Allocation

(6)  Formerly known as AXA Moderate-Plus Allocation

(7)  Formerly known as Dreyfus Stock Index Fund, Inc.

(8)  Formerly known as AXA/AB Small Cap Growth

(9)  Formerly known as AXA Global Equity Managed Volatility

(10)  Formerly known as AXA/Janus Enterprise

(11)  Formerly known as AXA Large Cap Growth Managed Volatility

(12)  Formerly known as AXA Large Cap Value Managed Volatility

(13)  Formerly known as AXA/Loomis Sayles Growth

(14)  Formerly known as AXA Mid Cap Value Managed Volatility

*  An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Variable Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of AXA Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Variable Account are the property of Equitable Financial. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Variable Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

1.  ORGANIZATION

Equitable Financial in the Variable Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

2.  SIGNIFICANT ACCOUNTING POLICIES

adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial's insurance and annuity obligations and are subject to Equitable Financial's general liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Variable Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2019. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3.  FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

3.  FAIR VALUE DISCLOSURES

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a) Quoted prices for similar assets in active markets

b) Quoted prices for identical or similar assets in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2019 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4.  PURCHASE AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Equity Income	$522,088	$1,522,337
1290 VT GAMCO Mergers and Acquisitions	207,411	570,164
1290 VT GAMCO Small Company Value	3,328,898	12,091,759
1290 VT Socially Responsible	44,869	118,755
All Asset Growth-Alt 20	5,118,943	10,409,665
BNY Mellon Stock Index Fund, Inc.	1,253,891	1,712,974
CharterSM Multi-Sector Bond	100,852	240,207
CharterSM Small Cap Growth	1,241,976	1,203,773
EQ/AB Small Cap Growth	125,744	169,261

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EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

4.  PURCHASE AND SALES OF PORTFOLIOS

	Purchases	Sales
EQ/Aggressive Allocation	$182,101	$131,613
EQ/BlackRock Basic Value Equity	332,856	678,591
EQ/Capital Guardian Research	657,998	561,108
EQ/Conservative Allocation	149,576	738,628
EQ/Conservative-Plus Allocation	230,675	383,320
EQ/Core Bond Index	630,995	2,204,119
EQ/Global Equity Managed Volatility	110,086	385,739
EQ/Intermediate Government Bond	253,171	1,037,603
EQ/Janus Enterprise	489,346	1,083,832
EQ/Large Cap Growth Managed Volatility	657,987	806,071
EQ/Large Cap Value Index	1,115,257	1,445,738
EQ/Large Cap Value Managed Volatility	243,770	226,546
EQ/Loomis Sayles Growth Portfolio	3,215,710	7,556,211
EQ/MFS International Growth	410,393	764,911
EQ/Mid Cap Index	465,338	1,380,731
EQ/Mid Cap Value Managed Volatility	929,845	1,500,909
EQ/Moderate Allocation	825,574	593,426
EQ/Moderate-Plus Allocation	599,791	511,115
EQ/Money Market	14,549,575	16,045,970
EQ/PIMCO Ultra Short Bond	139,585	426,526
EQ/Quality Bond PLUS	101,909	595,452
EQ/Small Company Index	252,857	278,882
EQ/T. Rowe Price Growth Stock	1,548,922	5,901,699
EQ/UBS Growth & Income	643,909	2,279,248
Fidelity® VIP Contrafund® Portfolio	2,234,967	2,479,509
Franklin Income VIP Fund	1,328,743	2,322,522
Franklin Rising Dividends VIP Fund	1,352,062	986,576
Invesco Oppenheimer V.I. Global Fund	1,159,887	1,349,344
Invesco V.I. Diversified Dividend Fund	89,529	139,301
Invesco V.I. Global Core Equity Fund	53,046	116,396
Invesco V.I. Health Care Fund	48,725	146,985
Invesco V.I. Technology Fund	94,872	91,728
Janus Henderson Balanced Portfolio	1,096,479	2,327,695
Janus Henderson Enterprise Portfolio	817,299	1,544,266
Janus Henderson Forty Portfolio	1,351,984	1,696,791
Janus Henderson Global Research Portfolio	533,958	705,651
Janus Henderson Overseas Portfolio	150,997	647,490
MFS® Utilities Series	351,361	734,894
PIMCO Global Bond Opportunities Portfolio (Unhedged)	447,416	568,598
ProFund VP Bear	3,251	2,224
ProFund VP Rising Rates Opportunity	44,446	152,804
ProFund VP UltraBull	133,476	502,156

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EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

4.  PURCHASE AND SALES OF PORTFOLIOS

The units purchased and redeemed for the year ended December 31, 2019 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	0	6	(6)
1290 VT Equity Income	B	8,091	59,080	(50,989)
1290 VT GAMCO Mergers and Acquisitions	B	8,299	33,332	(25,033)
1290 VT GAMCO Small Company Value	B	9,523	130,145	(120,622)
1290 VT Socially Responsible	A	380	5,627	(5,247)
1290 VT Socially Responsible	B	2	275	(273)
All Asset Growth-Alt 20	B	26,364	227,257	200,893
BNY Mellon Stock Index Fund, Inc.	INITIAL	11,641	67,406	(55,765)
CharterSM Multi-Sector Bond	A	5,395	16,330	(10,935)
CharterSM Small Cap Growth	B	3,219	42,048	(38,829)
EQ/AB Small Cap Growth	A	568	5,668	(5,100)
EQ/Aggressive Allocation	B	5,453	8,474	(3,021)
EQ/BlackRock Basic Value Equity	B	4,498	33,086	(28,588)
EQ/Capital Guardian Research	A	3,215	18,279	(15,064)
EQ/Conservative Allocation	B	8,415	60,328	(51,913)
EQ/Conservative-Plus Allocation	B	15,362	29,540	(14,178)
EQ/Core Bond Index	A	30,329	158,750	(128,421)
EQ/Global Equity Managed Volatility	A	642	9,713	(9,071)
EQ/Intermediate Government Bond	A	13,543	74,205	(60,662)
EQ/Janus Enterprise	A	2,958	45,284	(42,326)
EQ/Large Cap Growth Managed Volatility	B	2,013	28,845	(26,832)
EQ/Large Cap Value Index	A	19,053	56,813	(37,760)
EQ/Large Cap Value Managed Volatility	A	187	12,089	(11,902)
EQ/Loomis Sayles Growth Portfolio	B	13,687	246,254	(232,567)
EQ/MFS International Growth	B	2,673	30,081	(27,408)
EQ/Mid Cap Index	A	4,005	46,667	(42,662)
EQ/Mid Cap Value Managed Volatility	A	5,658	54,683	(49,025)
EQ/Moderate Allocation	B	31,655	40,210	(8,555)
EQ/Moderate-Plus Allocation	B	25,596	34,987	(9,391)
EQ/Money Market	A	1,516,005	1,695,566	(179,561)
EQ/PIMCO Ultra Short Bond	B	7,803	35,108	(27,305)
EQ/Quality Bond PLUS	B	2,858	31,945	(29,087)
EQ/Small Company Index	A	2,626	7,299	(4,673)
EQ/T. Rowe Price Growth Stock	B	10,127	98,900	(88,773)
EQ/UBS Growth & Income	B	6,521	89,467	(82,946)
Fidelity® VIP Contrafund® Portfolio	SERVICE	8,276	72,350	(64,074)
Franklin Income VIP Fund	CLASS 2	20,918	91,598	(70,680)
Franklin Rising Dividends VIP Fund	CLASS 2	10,789	29,210	(18,421)
Invesco Oppenheimer V.I. Global Fund	SERVICE	2,586	34,941	(32,355)
Invesco V.I. Diversified Dividend Fund	SERIES I	3,034	11,180	(8,146)
Invesco V.I. Global Core Equity Fund	SERIES I	442	7,500	(7,058)

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EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

4.  PURCHASE AND SALES OF PORTFOLIOS

	Share Class+	Issued	Redeemed	Net Change
Invesco V.I. Health Care Fund	SERIES I	515	4,663	(4,148)
Invesco V.I. Technology Fund	SERIES I	814	3,420	(2,606)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	18,373	73,597	55,224
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	2,468	45,956	(43,488)
Janus Henderson Forty Portfolio	INSTITUTIONAL	4,284	32,595	(28,311)
Janus Henderson Forty Portfolio	SERVICE	1,431	9,118	(7,687)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	6,725	39,048	(32,323)
Janus Henderson Overseas Portfolio	SERVICE	4,282	29,053	(24,771)
MFS® Utilities Series	INITIAL	4,409	15,498	(11,089)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	19,468	28,062	(8,594)
ProFund VP Bear	COMMON	2,528	1,662	866
ProFund VP Rising Rates Opportunity	COMMON	20,695	82,423	(61,728)
ProFund VP UltraBull	COMMON	3,051	12,297	(9,246)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans ("Distribution Plans") and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC ("AXA Distributors"), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC ("FMG LLC"). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party

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of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.63% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, EQ/AB Small Cap Growth and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors. AXA Equitable serves as the transfer agent for EQAT and VIP.

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of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

6.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

Policy premiums received from Equitable Financial by the Variable Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

7.  FINANCIAL HIGHLIGHTS

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

Unit Outstanding	Share Class+	2019	2018	2017	2016	2015
1290 VT Equity Income	A	9,473	9,478	9,484	9,490	10,384
1290 VT Equity Income	B	384,086	435,075	488,601	536,289	622,139
1290 VT GAMCO Mergers and Acquisitions	B	76,145	101,178	105,806	122,116	136,279
1290 VT GAMCO Small Company Value	B	949,304	1,069,926	1,199,897	1,331,678	1,497,411
1290 VT Socially Responsible	A	70,071	75,318	81,101	88,935	105,244
1290 VT Socially Responsible	B	19,764	20,037	21,014	21,180	27,805
All Asset Growth-Alt 20	B	1,887,853	2,088,747	2,324,866	2,523,118	2,821,848
BNY Mellon Stock Index Fund, Inc.	INITIAL	624,973	680,738	749,776	844,492	932,932
CharterSM Multi-Sector Bond	A	137,663	148,598	170,834	188,032	226,060

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EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Unit Outstanding	Share Class+	2019	2018	2017	2016	2015
CharterSM Small Cap Growth	B	338,099	376,928	407,404	448,232	502,675
EQ/AB Small Cap Growth	A	48,820	53,920	63,823	67,554	75,480
EQ/Aggressive Allocation	B	83,612	86,634	100,416	111,408	146,494
EQ/BlackRock Basic Value Equity	B	192,623	221,213	265,095	288,741	333,472
EQ/Capital Guardian Research	A	185,564	200,630	218,034	244,837	268,478
EQ/Conservative Allocation	B	110,625	162,538	164,402	187,708	291,634
EQ/Conservative-Plus Allocation	B	74,762	88,941	223,997	251,299	257,995
EQ/Core Bond Index	A	1,135,915	1,264,337	1,434,731	1,606,049	1,827,440
EQ/Global Equity Managed Volatility	A	60,727	69,797	79,053	84,651	92,854
EQ/Intermediate Government Bond	A	515,310	575,677	628,341	718,393	836,253
EQ/Janus Enterprise	A	293,407	335,733	358,353	407,190	485,918
EQ/Large Cap Growth Managed Volatility	B	274,448	301,279	330,312	351,941	392,101
EQ/Large Cap Value Index	A	394,534	432,294	477,747	547,348	603,961
EQ/Large Cap Value Managed Volatility	A	67,924	79,824	88,669	95,906	108,712
EQ/Loomis Sayles Growth Portfolio	B	1,741,629	1,974,195	2,184,716	2,406,924	2,710,169
EQ/MFS International Growth	B	353,918	381,326	417,458	466,220	530,376
EQ/Mid Cap Index	A	261,266	303,928	343,585	373,923	397,589
EQ/Mid Cap Value Managed Volatility	A	467,997	517,024	566,714	615,965	696,861
EQ/Moderate Allocation	B	534,809	543,364	550,790	627,314	768,207
EQ/Moderate-Plus Allocation	B	251,758	261,149	264,945	295,265	329,814
EQ/Money Market	A	1,904,377	2,083,937	1,528,916	1,390,947	1,642,107
EQ/PIMCO Ultra Short Bond	B	216,605	243,910	276,953	309,354	343,813
EQ/Quality Bond PLUS	B	207,304	236,392	261,721	298,381	333,580
EQ/Small Company Index	A	60,202	64,876	78,529	84,148	91,492
EQ/T. Rowe Price Growth Stock	B	759,505	848,277	940,645	1,028,902	1,156,388
EQ/UBS Growth & Income	B	676,909	759,855	877,874	957,419	1,091,533
Fidelity® VIP Contrafund® Portfolio	SERVICE	507,289	571,362	645,461	721,540	834,914
Franklin Income VIP Fund	CLASS 2	509,509	580,190	624,927	678,060	754,571
Franklin Rising Dividends VIP Fund	CLASS 2	192,900	211,320	225,643	241,740	266,128
Invesco Oppenheimer V.I. Global Fund	SERVICE	186,380	218,732	249,184	283,675	327,366
Invesco V.I. Diversified Dividend Fund	SERIES I	59,309	67,454	92,895	97,911	102,480
Invesco V.I. Global Core Equity Fund	SERIES I	35,629	42,689	50,319	50,984	51,722
Invesco V.I. Health Care Fund	SERIES I	56,319	60,468	78,301	86,076	101,605
Invesco V.I. Technology Fund	SERIES I	40,555	43,162	57,508	59,857	69,486
Janus Henderson Balanced Portfolio	INSTITUTIONAL	390,772	445,995	487,929	528,930	610,467
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	394,848	438,336	484,331	528,694	590,130
Janus Henderson Forty Portfolio	INSTITUTIONAL	301,755	330,066	353,391	418,348	485,695
Janus Henderson Forty Portfolio	SERVICE	72,402	80,089	102,378	111,264	122,824
Janus Henderson Global Research Portfolio	INSTITUTIONAL	368,890	401,212	435,364	483,987	545,825
Janus Henderson Overseas Portfolio	SERVICE	201,438	226,208	251,534	280,723	309,147
MFS® Utilities Series	INITIAL	73,641	84,730	104,513	112,118	125,158
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	200,094	208,688	231,654	257,645	280,060

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Unit Outstanding	Share Class+	2019	2018	2017	2016	2015
ProFund VP Bear	COMMON	15,838	14,973	20,229	18,436	43,699
ProFund VP Rising Rates Opportunity	COMMON	59,531	121,260	92,281	148,956	168,502
ProFund VP UltraBull	COMMON	38,386	47,632	59,170	61,233	66,831

Unit Value	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$21.39	$21.39	$17.43	$17.43	$19.99	$19.99	$17.47	$17.47	$15.66	$15.66
1290 VT Equity Income	B	21.02	31.28	19.81	22.54	23.07	25.83	20.48	22.56	18.64	20.21
1290 VT GAMCO Mergers and Acquisitions	B	14.66	18.03	13.82	16.66	14.88	17.73	14.35	16.90	13.64	15.88
1290 VT GAMCO Small Company Value	B	39.15	256.30	32.64	41.42	39.76	49.67	35.22	43.30	29.38	35.54
1290 VT Socially Responsible	A	17.75	17.75	13.81	13.81	14.64	14.64	12.33	12.33	11.36	11.36
1290 VT Socially Responsible	B	21.03	24.80	16.53	19.27	17.70	20.39	15.05	17.14	14.01	15.78
All Asset Growth-Alt 20	B	14.84	91.29	12.76	14.70	14.13	16.10	12.48	14.06	11.66	12.98
BNY Mellon Stock Index Fund, Inc.	INITIAL	25.18	25.18	19.45	19.45	20.68	20.68	17.24	17.24	15.64	15.64
CharterSM Multi-Sector Bond	A	9.53	14.29	9.17	13.53	9.48	13.76	9.53	13.62	9.52	13.39
CharterSM Small Cap Growth	B	19.41	35.03	14.94	18.44	16.10	19.66	13.26	16.00	12.41	14.80
EQ/AB Small Cap Growth	A	24.52	28.86	23.23	22.42	25.93	24.64	20.32	21.74	18.27	19.86
EQ/Aggressive Allocation	B	13.29	15.35	10.93	12.48	12.26	13.84	10.53	11.76	9.91	10.94
EQ/BlackRock Basic Value Equity	B	17.78	22.16	14.81	18.17	16.46	19.99	15.67	18.72	13.66	16.06
EQ/Capital Guardian Research	A	23.83	37.98	22.48	28.92	24.29	30.76	19.92	24.82	18.89	23.17
EQ/Conservative Allocation	B	10.75	12.42	10.07	11.51	10.48	11.83	10.22	11.41	10.17	11.22
EQ/Conservative-Plus Allocation	B	11.56	13.35	10.43	11.91	11.08	12.51	10.42	11.63	10.19	11.24
EQ/Core Bond Index	A	9.11	14.34	8.81	13.65	9.04	13.79	9.16	13.75	9.29	13.73
EQ/Global Equity Managed Volatility	A	35.59	51.51	30.84	33.33	36.11	38.41	29.45	30.83	28.99	29.86
EQ/Intermediate Government Bond	A	8.95	17.50	8.84	11.95	9.02	11.99	9.24	12.10	9.46	12.19
EQ/Janus Enterprise	A	18.74	36.65	19.58	16.58	20.50	17.09	13.52	16.48	14.31	17.72
EQ/Large Cap Growth Managed Volatility	B	27.65	27.65	20.96	20.96	21.89	21.89	17.17	17.17	16.50	16.50
EQ/Large Cap Value Index	A	21.34	31.81	18.81	21.62	21.24	24.01	19.32	21.51	17.06	18.69
EQ/Large Cap Value Managed Volatility	A	15.86	109.61	12.94	14.99	14.71	16.84	13.23	14.97	11.74	13.14
EQ/Loomis Sayles Growth Portfolio	B	26.60	38.56	23.69	25.63	25.12	26.74	19.19	20.11	18.47	19.05
EQ/MFS International Growth	B	20.93	29.76	16.67	23.68	18.65	26.46	14.31	20.29	14.22	20.14
EQ/Mid Cap Index	A	25.83	36.11	21.43	25.59	24.96	29.33	22.22	25.70	19.06	21.69
EQ/Mid Cap Value Managed Volatility	A	23.03	27.19	18.71	21.74	22.20	25.37	20.32	22.86	17.76	19.66

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Unit Value	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate Allocation	B	$11.74	$13.56	$10.40	$11.88	$11.18	$12.63	$10.31	$11.51	$10.02	$11.06
EQ/Moderate-Plus Allocation	B	12.64	14.60	10.78	12.32	11.85	13.38	10.56	11.79	10.08	11.12
EQ/Money Market	A	7.90	9.93	8.00	9.90	8.13	9.89	8.32	9.97	8.56	10.09
EQ/PIMCO Ultra Short Bond	B	8.55	12.20	8.58	12.04	8.74	12.07	8.82	11.99	8.89	11.89
EQ/Quality Bond PLUS	B	15.87	23.90	15.23	22.91	15.42	23.17	15.41	23.14	15.44	23.16
EQ/Small Company Index	A	29.91	148.00	24.57	30.35	28.49	34.64	25.70	30.75	21.93	25.82
EQ/T. Rowe Price Growth Stock	B	28.27	129.27	21.86	99.85	22.52	102.77	17.11	78.02	17.12	77.96
EQ/UBS Growth & Income	B	22.71	33.75	17.00	19.67	20.10	22.99	16.96	19.18	15.77	17.63
Fidelity® VIP Contrafund® Portfolio	SERVICE	34.65	34.65	26.72	26.72	28.96	28.96	24.11	24.11	22.64	22.64
Franklin Income VIP Fund	CLASS 2	20.39	26.90	18.07	23.46	19.42	24.81	18.21	22.90	16.42	20.32
Franklin Rising Dividends VIP Fund	CLASS 2	27.99	37.00	22.27	28.98	24.13	30.90	20.58	25.94	18.24	22.62
Invesco Oppenheimer V.I. Global Fund	SERVICE	31.70	42.64	25.19	32.83	29.92	38.37	22.57	28.48	23.24	28.87
Invesco V.I. Diversified Dividend Fund	SERIES I	11.30	14.84	9.25	10.46	10.24	11.46	9.66	10.68	8.61	9.41
Invesco V.I. Global Core Equity Fund	SERIES I	14.06	20.44	11.49	13.86	13.90	16.56	11.58	13.64	11.09	12.92
Invesco V.I. Health Care Fund	SERIES I	26.82	33.22	20.72	25.37	22.77	25.45	20.23	22.24	23.50	25.42
Invesco V.I. Technology Fund	SERIES I	23.30	25.62	17.55	19.08	18.06	19.40	13.68	14.53	14.11	14.82
Janus Henderson Balanced Portfolio	INSTITUTIONAL	31.85	31.85	26.33	26.33	26.51	26.51	22.69	22.69	21.98	21.98
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	33.11	33.11	24.77	24.77	25.22	25.22	20.06	20.06	18.09	18.09
Janus Henderson Forty Portfolio	INSTITUTIONAL	38.58	38.58	28.51	28.51	28.34	28.34	22.04	22.04	21.86	21.86
Janus Henderson Forty Portfolio	SERVICE	41.24	52.18	31.67	35.56	31.80	35.38	25.16	27.55	25.40	27.35
Janus Henderson Global Research Portfolio	INSTITUTIONAL	17.69	17.69	13.90	13.90	15.13	15.13	12.07	12.07	11.98	11.98
Janus Henderson Overseas Portfolio	SERVICE	20.54	30.89	19.68	18.75	23.85	22.37	17.31	18.75	17.19	18.77
MFS® Utilities Series	INITIAL	39.80	64.61	32.58	43.13	33.01	43.20	29.43	38.07	27.02	34.57
PIMCO Global Bond Portfolio (Unhedged)	ADMINISTRATIVE	12.17	20.20	11.79	19.27	12.66	20.36	11.99	18.96	11.85	18.45
ProFund VP Bear	COMMON	0.98	1.20	1.30	1.55	1.28	1.51	1.60	1.86	1.88	2.17
ProFund VP Rising Rates Opportunity	COMMON	1.26	1.74	1.57	2.13	1.53	2.07	1.79	2.37	1.94	2.53
ProFund VP UltraBull	COMMON	41.10	54.72	26.39	31.18	32.12	37.34	23.42	26.80	20.31	22.87

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Net Assets (000's)	2019	2018	2017	2016	2015
1290 VT Equity Income	$9,839	$9,098	$11,727	$11,253	$11,745
1290 VT GAMCO Mergers and Acquisitions	1,306	1,616	1,811	1,991	2,095
1290 VT GAMCO Small Company Value	90,360	83,292	113,202	111,735	103,395
1290 VT Socially Responsible	1,709	1,408	1,597	1,445	1,621
All Asset Growth-Alt 20	88,290	83,127	102,757	98,586	101,063
BNY Mellon Stock Index Fund, Inc.	15,734	13,242	15,502	14,561	14,595
CharterSM Multi-Sector Bond	1,740	1,797	2,125	2,335	2,790
CharterSM Small Cap Growth	10,099	8,518	9,825	8,813	9,182
EQ/AB Small Cap Growth	1,295	1,143	1,498	1,314	1,327
EQ/Aggressive Allocation	1,244	1,050	1,357	1,282	1,575
EQ/BlackRock Basic Value Equity	4,031	3,796	5,015	5,135	5,115
EQ/Capital Guardian Research	5,122	4,261	4,942	4,488	4,585
EQ/Conservative Allocation	1,335	1,830	1,907	2,106	3,226
EQ/Conservative-Plus Allocation	976	1,042	2,777	2,901	2,880
EQ/Core Bond Index	14,469	15,396	17,677	19,814	22,618
EQ/Global Equity Managed Volatility	2,337	2,188	2,877	2,486	2,661
EQ/Intermediate Government Bond	6,514	7,122	7,816	9,065	10,671
EQ/Janus Enterprise	7,218	6,125	6,666	6,036	7,783
EQ/Large Cap Growth Managed Volatility	7,589	6,314	7,232	6,044	6,468
EQ/Large Cap Value Index	9,716	8,631	10,654	11,008	10,610
EQ/Large Cap Value Managed Volatility	3,208	2,759	3,556	3,294	3,601
EQ/Loomis Sayles Growth Portfolio	54,004	47,267	54,687	45,423	48,619
EQ/MFS International Growth	9,001	7,696	9,373	7,993	8,985
EQ/Mid Cap Index	7,477	7,068	9,229	8,859	7,992
EQ/Mid Cap Value Managed Volatility	12,200	10,828	13,915	13,685	13,373
EQ/Moderate Allocation	7,079	6,308	6,803	7,081	8,349
EQ/Moderate-Plus Allocation	3,564	3,126	3,451	3,392	3,577
EQ/Money Market	18,272	19,769	14,624	13,459	16,137
EQ/PIMCO Ultra Short Bond	2,469	2,747	3,145	3,502	3,876
EQ/Quality Bond PLUS	3,781	4,114	4,653	5,325	5,941
EQ/Small Company Index	2,414	2,095	3,013	2,874	2,614
EQ/T. Rowe Price Growth Stock	48,294	41,418	47,029	38,935	43,463
EQ/UBS Growth & Income	17,737	14,743	19,960	18,195	19,111
Fidelity® VIP Contrafund® Portfolio	17,579	15,265	18,693	17,394	18,905
Franklin Income VIP Fund	12,483	12,474	14,303	14,392	14,335
Franklin Rising Dividends VIP Fund	6,527	5,625	6,437	5,835	5,641
Invesco Oppenheimer V.I. Global Fund	7,366	6,667	8,902	7,558	8,881
Invesco V.I. Diversified Dividend Fund	733	681	1,014	1,000	931
Invesco V.I. Global Core Equity Fund	568	551	779	650	632
Invesco V.I. Health Care Fund	1,678	1,387	1,814	1,747	2,380
Invesco V.I. Technology Fund	977	781	1,059	834	1,000
Janus Henderson Balanced Portfolio	12,445	11,744	12,935	12,001	13,421
Janus Henderson Enterprise Portfolio	13,074	10,858	12,212	10,604	10,677

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Net Assets (000's)	2019	2018	2017	2016	2015
Janus Henderson Forty Portfolio	$14,948	$12,128	$13,506	$12,185	$13,879
Janus Henderson Global Research Portfolio	6,527	5,576	6,585	5,841	6,542
Janus Henderson Overseas Portfolio	4,544	4,101	5,470	4,745	5,698
MFS® Utilities Series	3,555	3,323	4,132	3,933	3,995
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3,732	3,721	4,379	4,559	4,840
ProFund VP Bear	18	23	30	34	94
ProFund VP Rising Rates Opportunity	91	233	172	318	385
ProFund VP UltraBull	1,803	1,426	2,174	1,605	1,507
Income Ratio*	2019	2018	2017	2016	2015
1290 VT Equity Income	2.27%	2.02%	1.59%	1.83%	1.51%
1290 VT GAMCO Mergers and Acquisitions	3.74	1.47	0.16	0.01	0.00
1290 VT GAMCO Small Company Value	0.59	0.56	0.57	0.47	0.51
1290 VT Socially Responsible	0.93	0.97	1.01	1.05	0.99
All Asset Growth-Alt 20	1.68	1.76	1.44	1.27	0.80
BNY Mellon Stock Index Fund, Inc.	1.74	1.72	1.69	1.99	1.82
CharterSM Multi-Sector Bond	2.04	2.10	1.51	1.86	1.48
CharterSM Small Cap Growth	1.97	3.93	2.55	0.00	0.26
EQ/AB Small Cap Growth	0.16	0.12	0.26	0.33	0.05
EQ/Aggressive Allocation	1.60	1.54	1.45	0.82	0.80
EQ/BlackRock Basic Value Equity	1.87	1.59	1.34	1.39	1.23
EQ/Capital Guardian Research	0.58	0.60	0.77	0.85	0.58
EQ/Conservative Allocation	1.45	1.56	1.08	0.79	0.82
EQ/Conservative-Plus Allocation	1.51	0.87	1.15	0.93	0.80
EQ/Core Bond Index	1.84	1.79	1.52	1.43	1.40
EQ/Global Equity Managed Volatility	1.31	1.04	1.08	0.88	0.87
EQ/Intermediate Government Bond	1.50	1.23	0.79	0.64	0.56
EQ/Janus Enterprise	0.02	0.00	0.00	0.00	0.00
EQ/Large Cap Growth Managed Volatility	0.44	0.52	0.50	0.54	0.28
EQ/Large Cap Value Index	2.22	2.03	1.72	1.89	1.83
EQ/Large Cap Value Managed Volatility	1.96	2.48	1.51	1.52	1.58
EQ/Loomis Sayles Growth Portfolio	0.03	0.09	0.17	0.30	0.12
EQ/MFS International Growth	1.26	0.88	0.80	0.94	0.60
EQ/Mid Cap Index	1.08	1.09	0.88	1.05	0.83
EQ/Mid Cap Value Managed Volatility	1.38	1.26	1.02	1.16	0.75
EQ/Moderate Allocation	1.66	1.62	1.19	0.82	0.88
EQ/Moderate-Plus Allocation	1.60	1.67	1.34	0.85	0.81
EQ/Money Market	1.61	1.25	0.40	0.00	0.00
EQ/PIMCO Ultra Short Bond	2.16	1.88	1.21	0.96	0.45
EQ/Quality Bond PLUS	1.51	1.63	1.14	1.12	1.03
EQ/Small Company Index	1.13	0.93	1.02	1.06	0.84
FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Income Ratio*	2019	2018	2017	2016	2015
EQ/T. Rowe Price Growth Stock	0.00%	0.00%	0.00%	0.00%	0.00%
EQ/UBS Growth & Income	0.49	0.36	0.28	0.77	0.56
Fidelity® VIP Contrafund® Portfolio	0.37	0.63	0.90	0.68	0.91
Franklin Income VIP Fund	5.46	4.90	4.16	4.73	4.73
Franklin Rising Dividends VIP Fund	1.26	1.29	1.51	1.40	1.45
Invesco Oppenheimer V.I. Global Fund	0.65	0.80	0.72	0.74	1.10
Invesco V.I. Diversified Dividend Fund	2.94	2.16	1.65	1.26	1.63
Invesco V.I. Global Core Equity Fund	1.42	1.07	1.18	1.05	1.41
Invesco V.I. Health Care Fund	0.04	0.00	0.38	0.00	0.00
Invesco V.I. Technology Fund	0.00	0.00	0.00	0.00	0.00
Janus Henderson Balanced Portfolio	1.91	2.23	1.60	2.12	1.61
Janus Henderson Enterprise Portfolio	0.21	0.26	0.25	0.14	0.65
Janus Henderson Forty Portfolio	0.13	0.00	0.00	0.00	0.00
Janus Henderson Global Research Portfolio	1.02	1.19	0.82	1.04	0.67
Janus Henderson Overseas Portfolio	1.81	1.73	1.61	4.43	0.52
MFS® Utilities Series	3.88	1.04	4.41	3.81	4.12
PIMCO Global Bond Portfolio Opportunities (Unhedged)	2.53	6.37	1.95	1.56	1.80
ProFund VP Bear	0.09	0.00	0.00	0.00	0.00
ProFund VP Rising Rates Opportunity	0.11	0.00	0.00	0.00	0.00
ProFund VP UltraBull	0.28	0.00	0.00	0.00	0.00

Expense Ratio**	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers and Acquisitions	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	A	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
All Asset Growth-Alt 20	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
CharterSM Multi-Sector Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
CharterSM Small Cap Growth	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/AB Small Cap Growth	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Aggressive Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/BlackRock Basic Value Equity	B	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85	1.20	2.85

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Capital Guardian Research	A	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%
EQ/Conservative Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Conservative-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Intermediate Government Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Growth Managed Volatility	B	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Managed Volatility	A	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Loomis Sayles Growth Portfolio	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Moderate Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Moderate-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Money Market	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/PIMCO Ultra Short Bond	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Quality Bond PLUS	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/T. Rowe Price Growth Stock	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/UBS Growth & Income	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco Oppenheimer V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.85	1.20	2.85	1.20	2.85	1.20	2.85
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85	1.20	2.85
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.35	1.20	2.35
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85	1.20	2.85
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Total Return***	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	22.67%	22.67%	–12.79%	–12.79%	14.41%	14.41%	11.58%	11.58%	–2.92%	–2.92%
1290 VT Equity Income	B	20.79%	22.73%	–14.14%	–12.75%	12.65%	14.47%	9.87%	11.64%	–4.42%	–2.87%
1290 VT GAMCO Mergers and Acquisitions	B	6.10%	7.33%	–7.13%	–6.05%	3.72%	4.92%	5.20%	6.41%	0.24%	1.40%
1290 VT GAMCO Small Company Value	B	19.95%	21.88%	–17.93%	–16.59%	12.90%	14.72%	19.88%	21.80%	–8.30%	–6.82%
1290 VT Socially Responsible	A	28.52%	28.52%	–5.66%	–5.66%	18.79%	18.79%	8.49%	8.49%	–0.88%	–0.88%
1290 VT Socially Responsible	B	27.24%	28.71%	–6.60%	–5.52%	17.62%	18.97%	7.41%	8.65%	–1.86%	–0.72%
All Asset Growth-Alt 20	B	16.33%	17.67%	–9.72%	–8.67%	13.21%	14.52%	7.03%	8.26%	–6.19%	–5.11%
BNY Mellon Stock Index Fund, Inc.	INITIAL	29.42%	29.42%	–5.92%	–5.92%	19.91%	19.91%	10.21%	10.21%	–0.25%	–0.25%
CharterSM Multi-Sector Bond	A	3.96%	5.64%	–3.27%	–1.70%	–0.63%	1.02%	0.10%	1.71%	–3.39%	–1.83%
CharterSM Small Cap Growth	B	29.96%	31.46%	–7.25%	–6.17%	21.48%	22.88%	6.82%	8.05%	–8.23%	–7.16%
EQ/AB Small Cap Growth	A	24.27%	26.28%	–10.44%	–8.98%	19.29%	21.21%	9.48%	11.24%	–5.59%	–4.07%
EQ/Aggressive Allocation	B	21.60%	23.00%	–10.85%	–9.81%	16.34%	17.68%	6.27%	7.49%	–4.04%	–2.93%
EQ/BlackRock Basic Value Equity	B	20.03%	21.96%	–10.57%	–9.12%	5.08%	6.82%	14.66%	16.56%	–8.79%	–7.27%
EQ/Capital Guardian Research	A	29.21%	31.30%	–7.48%	–5.98%	21.99%	23.95%	5.44%	7.13%	–0.90%	0.70%
EQ/Conservative Allocation	B	6.70%	7.93%	–3.86%	–2.74%	2.52%	3.70%	0.54%	1.70%	–2.56%	–1.43%
EQ/Conservative-Plus Allocation	B	10.85%	12.13%	–5.90%	–4.80%	6.30%	7.53%	2.31%	3.49%	–2.96%	–1.84%
EQ/Core Bond Index	A	3.33%	5.00%	–2.54%	–0.96%	–1.33%	0.26%	–1.41%	0.17%	–2.34%	–0.76%
EQ/Global Equity Managed Volatility	A	21.81%	23.78%	–14.60%	–13.21%	22.61%	24.58%	1.60%	3.23%	–4.44%	–2.90%

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Intermediate Government Bond	A	1.29%	2.93%	–1.97%	–0.38%	–2.42%	–0.85%	–2.32%	–0.74%	–2.34%	–0.77%
EQ/Janus Enterprise	A	32.69%	34.83%	–4.52%	–2.97%	24.38%	26.38%	–6.97%	–5.47%	–8.10%	–6.62%
EQ/Large Cap Growth Managed Volatility	B	31.92%	31.92%	–4.28%	–4.28%	27.49%	27.49%	4.10%	4.10%	2.64%	2.64%
EQ/Large Cap Value Index	A	22.16%	24.13%	–11.42%	–9.98%	9.89%	11.66%	13.27%	15.09%	–7.07%	–5.57%
EQ/Large Cap Value Managed Volatility	A	22.53%	23.94%	–12.03%	–11.01%	11.22%	12.50%	12.65%	13.95%	–6.25%	–5.16%
EQ/Loomis Sayles Growth Portfolio	B	27.71%	29.77%	–5.68%	–4.15%	30.89%	32.99%	3.87%	5.54%	8.45%	10.19%
EQ/MFS International Growth	B	25.54%	25.66%	–10.59%	–10.50%	30.29%	30.42%	0.61%	0.71%	–1.15%	–1.05%
EQ/Mid Cap Index	A	21.92%	23.88%	–14.15%	–12.75%	12.30%	14.11%	16.61%	18.49%	–5.54%	–4.02%
EQ/Mid Cap Value Managed Volatility	A	23.09%	25.08%	–15.70%	–14.34%	9.23%	10.99%	14.43%	16.27%	–6.20%	–4.69%
EQ/Moderate Allocation	B	12.85%	14.16%	–6.99%	–5.91%	8.47%	9.72%	2.92%	4.10%	–3.19%	–2.07%
EQ/Moderate-Plus Allocation	B	17.21%	18.56%	–9.01%	–7.95%	12.23%	13.53%	4.78%	5.99%	–3.58%	–2.47%
EQ/Money Market	A	–1.29%	0.30%	–1.54%	–0.06%	–2.37%	–0.80%	–2.75%	–1.19%	–2.76%	–1.19%
EQ/PIMCO Ultra Short Bond	B	–0.28%	1.33%	–1.84%	–0.25%	–0.92%	0.68%	–0.82%	0.78%	–3.03%	–1.47%
EQ/Quality Bond PLUS	B	4.22%	4.32%	–1.23%	–1.13%	0.04%	0.14%	–0.18%	–0.08%	–1.12%	–1.02%
EQ/Small Company Index	A	21.76%	23.72%	–13.77%	–12.37%	10.87%	12.65%	17.21%	19.10%	–7.20%	–5.71%
EQ/T. Rowe Price Growth Stock	B	29.34%	29.47%	–2.94%	–2.85%	31.59%	31.72%	–0.01%	0.09%	8.74%	8.85%
EQ/UBS Growth & Income	B	33.63%	35.17%	–15.44%	–14.45%	18.47%	19.84%	7.60%	8.84%	–3.72%	–2.60%
Fidelity® VIP Contrafund® Portfolio	SERVICE	29.69%	29.69%	–7.75%	–7.75%	20.13%	20.13%	6.47%	6.47%	–0.79%	–0.79%
Franklin Income VIP Fund	CLASS 2	12.85%	14.67%	–6.96%	–5.45%	6.65%	8.37%	10.88%	12.67%	–9.62%	–8.16%
Franklin Rising Dividends VIP Fund	CLASS 2	25.66%	27.69%	–7.71%	–6.21%	17.24%	19.12%	12.85%	14.66%	–6.31%	–4.80%
Invesco Oppenheimer V.I. Global Fund	SERVICE	27.83%	29.89%	–15.80%	–14.43%	32.57%	34.70%	–2.91%	–1.34%	0.81%	2.44%
Invesco V.I. Diversified Dividend Fund	SERIES I	22.19%	23.60%	–9.73%	–8.68%	6.06%	7.28%	12.15%	13.45%	–0.30%	0.85%
Invesco V.I. Global Core Equity Fund	SERIES I	22.29%	23.70%	–17.30%	–16.33%	20.06%	21.44%	4.34%	5.54%	–3.71%	–2.60%
Invesco V.I. Health Care Fund	SERIES I	29.43%	30.92%	–1.45%	–0.31%	12.58%	14.45%	–13.94%	–12.51%	0.26%	1.93%
Invesco V.I. Technology Fund	SERIES I	32.72%	34.26%	–2.78%	–1.65%	32.00%	33.53%	–3.06%	–1.94%	4.33%	5.54%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	20.95%	20.95%	–0.68%	–0.68%	16.85%	16.85%	3.20%	3.20%	–0.73%	–0.73%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	33.67%	33.67%	–1.76%	–1.76%	25.72%	25.72%	10.86%	10.86%	2.63%	2.63%
Janus Henderson Forty Portfolio	INSTITUTIONAL	35.32%	35.32%	0.61%	0.61%	28.57%	28.57%	0.83%	0.83%	10.72%	10.72%
Janus Henderson Forty Portfolio	SERVICE	33.07%	35.22%	–1.11%	–0.50%	26.36%	28.45%	–0.91%	0.73%	8.79%	10.60%

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT A
of EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

December 31, 2019

7.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2019		2018		2017		2016		2015
		Low	High	Low	High	Low	High	Low	High	Low	High
Janus Henderson Global Research Portfolio	INSTITUTIONAL	27.31%	27.31%	–8.12%	–8.12%	25.33%	25.33%	0.70%	0.70%	–3.60%	–3.60%
Janus Henderson Overseas Portfolio	SERVICE	23.21%	25.20%	–17.49%	–16.15%	27.21%	29.25%	–9.28%	–7.82%	–10.92%	–9.89%
MFS® Utilities Series	INITIAL	22.16%	23.58%	–1.30%	–0.15%	12.17%	13.47%	8.89%	10.15%	–16.51%	–15.54%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	3.20%	4.86%	–6.85%	–5.34%	5.64%	7.33%	1.18%	2.80%	–6.68%	–5.18%
ProFund VP Bear	COMMON	–24.74%	–23.87%	1.62%	2.81%	–19.87%	–18.94%	–15.07%	–14.09%	–7.13%	–6.06%
ProFund VP Rising Rates Opportunity	COMMON	–19.70%	–18.40%	1.27%	2.91%	–14.38%	–12.95%	–7.82%	–6.29%	–4.35%	–2.76%
ProFund VP UltraBull	COMMON	55.75%	58.26%	–17.85%	–16.52%	37.14%	39.34%	15.34%	17.19%	–5.57%	–4.04%

*  This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

**  This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

***  This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+  Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

8.  SUBSEQUENT EVENTS

The following Variable Investment Options will be involved in planned reorganizations ("Reorganization Plans"). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the "Surviving Portfolio") will replace interests in the current investment options (the "Removed Portfolio").

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
EQ/UBS Growth & Income	EQ/Capital Guardian Research

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

FSA-68

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

Opinion on the Statutory Financial Statements

We have audited the accompanying balance sheets — statutory basis of Equitable Financial Life Insurance Company of America (the “Company”) as of December 31, 2019 and 2018, and the related statements of operations — statutory basis, of changes in capital and surplus — statutory basis, and of cash flows — statutory basis for each of the three years in the period ended December 31, 2019, including the related notes (collectively referred to as the “statutory financial statements”). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As discussed in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. As discussed in Note 2, the effects on the statutory financial statements of the variances between the statutory basis of accounting described in Note 2 to the statutory financial statements and accounting principles generally accepted in the United States of America are material.

In our opinion, the statutory financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance.

Basis for Opinion

These statutory financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these statutory financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2020

We have served as the Company’s auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS — STATUTORY BASIS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions)
ADMITTED ASSETS:
Cash and invested assets:
Cash, cash equivalents and short-term investments	$88.1	$48.8
Fixed maturities	1,353.2	1,069.7
Common stocks	58.9	55.0
Mortgage loans	17.0	17.0
Policy loans	88.5	109.9
Derivatives and other invested assets	29.2	19.7

Total invested assets	1,634.9	1,320.1
Investment due and accrued	13.8	11.3
Net deferred tax asset	16.6	14.3
Other assets	91.0	78.3
Separate Accounts assets	2,704.2	2,280.8

Total assets	$4,460.5	$3,704.8

LIABILITIES AND CAPITAL AND SURPLUS:		.
Liabilities:
Policy reserves and deposit type-funds	$1,619.8	$1,311.8
Policy and contract claims	13.9	22.1
Transfer to (from) Separate Accounts due and accrued	(223.4)	(193.1)
Asset valuation reserve	21.1	15.8
Amounts withheld by company as agent	14.7	11.6
Other liabilities	62.7	51.5
Separate Accounts liabilities	2,685.1	2,262.7

Total liabilities	4,193.9	3,482.4

Commitments and contingencies (Note 10)

Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	548.6	463.2
Unassigned surplus (deficit)	(284.5)	(243.3)

Total capital and surplus	266.6	222.4

Total liabilities and capital and surplus	$4,460.5	$3,704.8

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$633.5	$591.4	$519.4
Net investment income	55.7	49.2	40.2
Commission and expense allowance on reinsurance ceded	18.9	25.1	27.4
Income from fees associated with Separate Accounts	48.9	49.1	49.5
Other income	3.2	1.9	2.5

Total premiums and other revenues	760.2	716.7	639.0

BENEFITS AND EXPENSES:
Policyholder benefits	192.2	127.8	88.8
Increase (decrease) in reserves	296.8	282.2	253.9
Separate Accounts’ modified coinsurance reinsurance	110.2	110.6	110.2
Commissions	119.5	118.0	109.9
Operating expenses	159.0	147.8	150.2
Transfer to or (from) Separate Accounts, net	(3.7)	12.5	(17.3)

Total benefits and expenses	874.0	798.9	695.7

Net gain (loss) from operations before federal income taxes (“FIT”)	(113.8)	(82.2)	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(19.1)	7.6	(21.3)

Net gain (loss) from operations	(94.7)	(89.8)	(35.4)
Net realized capital gains (losses), net of tax	64.9	1.0	23.2

Net income (loss)	$(29.8)	$(88.8)	$(12.2)

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
	(in millions)
Balances as of January 1, 2017	$2.5	$393.2	$(93.0)	$302.7
Net income (loss)	—	—	(12.2)	(12.2)
Change in net unrealized capital gains (losses), net of tax	—	—	22.0	22.0
Change in asset valuation reserve	—	—	(2.7)	(2.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	(6.5)	(6.5)
Changes in surplus as a result of reinsurance	—	—	(21.5)	(21.5)
Other changes to surplus	—	—	5.2	5.2

Balances as of December 31, 2017	$2.5	$393.2	$(108.7)	$287.0

Balances as of January 1, 2018	$2.5	$393.2	$(108.7)	$287.0
Net income (loss)	—	—	(88.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	—	—	(28.1)	(28.1)
Change in asset valuation reserve	—	—	(0.9)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	4.8	4.8
Changes in surplus as a result of reinsurance	—	—	(19.8)	(19.8)
Other changes to surplus	—	—	(1.8)	(1.8)
Paid in surplus	—	70.0	—	70.0

Balances as of December 31, 2018	$2.5	$463.2	$(243.3)	$222.4

Balances as of January 1, 2019	$2.5	$463.2	$(243.3)	$222.4
Net income (loss)	—	—	(29.8)	(29.8)
Change in net unrealized capital gains (losses), net of tax	—	—	15.7	15.7
Change in asset valuation reserve	—	—	(5.3)	(5.3)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.5	3.5
Changes in surplus as a result of reinsurance	—	—	(13.7)	(13.7)
Other changes to surplus	—	—	0.7	0.7
Paid-in surplus	—	85.4	—	85.4
Prior year correction(1)	—	—	(12.3)	(12.3)

Balances as of December 31, 2019	$2.5	$548.6	$(284.5)	$266.6

(1)	Prior year correction is gross of a $3.9 million tax benefit.

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash from operations:
Premiums and other considerations	$635.1	$593.9	$516.6
Net investment income	54.2	47.6	37.0
Other income	56.7	56.7	57.2
Policyholder benefits	(201.4)	(119.5)	(80.8)
Net transfer (to) from Separate Accounts	(26.6)	(19.9)	(7.0)
Commissions, expenses, other deductions	(384.5)	(376.6)	(360.2)
Federal income taxes (paid) recovered	0.8	—	7.8

Net cash from (used in) operations	134.3	182.2	170.6

Cash from investing activities:
Proceeds from investments sold, matured or repaid:
Fixed maturities	65.0	284.8	343.8
Common Stocks	1.8	—	—
Derivatives and other miscellaneous proceeds	88.6	44.9	77.2

Total investment proceeds	155.4	329.7	421.0
Cost of investments acquired:
Fixed maturities	(350.1)	(339.1)	(663.1)
Common stocks	—	(2.0)	—
Change in policy loans	21.6	(53.0)	(12.0)
Derivatives and other miscellaneous payments	(2.0)	(9.7)	(40.6)

Total investments acquired	(330.5)	(403.8)	(715.7)

Net cash provided by (used in) investing activities	(175.1)	(74.1)	(294.7)

Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	70.0	—	—
Amounts withheld or retained by company as agent	3.1	(81.9)	35.7
Other cash provided (applied)	7.0	(15.1)	18.8

Net cash from (used in) financing activities and miscellaneous sources	80.1	(97.0)	54.5

Net change in cash, cash equivalents, and short-term investments	39.3	11.1	(69.6)
Cash, cash equivalents and short-term investments, beginning of year	48.8	37.7	107.3

Cash, cash equivalents and short-term investments, end of year	$88.1	$48.8	$37.7

See Notes to Financial Statements — Statutory Basis.

Equitable Financial Life Insurance Company of America

Notes to Financial Statements — Statutory Basis

1) ORGANIZATION	AND DESCRIPTION OF BUSINESS

Equitable Financial Life Insurance Company of America (herein referred to as either “EFLOA” or the “Company”), formerly MONY Life Insurance Company of America is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. EFLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC (“AEFS”) which is a wholly-owned subsidiary of AXA Equitable Holdings, Inc., and collectively with its consolidated subsidiaries referred to herein as “Equitable Holdings” or “Holdings”. Prior to the initial public offering of shares of Holdings common stock on May 14, 2018, (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In 2013, the Company entered into a reinsurance agreement (“Reinsurance Agreement”) with Protective Life Insurance Company (“Protective”) to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2) SUMMARY	OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Use of Estimates in Preparation of the Financial Statements

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

Significant Accounting Policies

The accompanying financial statements of EFLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance (“SAP”).

The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles (“SSAP”), and Appendices.

Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2019, 2018 and 2017, there were no new accounting changes that had a material effect on the Company’s financial statements.

New Accounting Pronouncement

Principal Based Reserving (“PBR”) is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR is optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company elected to adopt PBR in 2018 for new products issued starting January 1, 2018.

Difference between Generally Accepted Accounting Principles (“GAAP”) and SAP

The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder’s equity under GAAP are primarily:

(a)	the inclusion in SAP of an Asset Valuation Reserve (“AVR”);

(b)	policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

(c)	certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

(d)

under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets that are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

(e)

the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve (“IMR”) intended to stabilize surplus from fluctuations in the value of the investment portfolio;

(f)

the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

(g)	certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

(h)	the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

(i)

reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

(j)

under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

(k)	derivatives unrealized gains and losses flow through surplus under SAP but through income under GAAP.

The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are material.

Other Accounting Policies

Recognition of Premium and Related Expenses

Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

Reinsurance Ceded

Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

Valuation of Investments

Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated at the lowest category are valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value securities except issues in default.

Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts (“REIT”) nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

Short-term investments are stated at cost or amortized cost, which approximates market value.

Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impairment impaired by management.

Policy loans are stated at unpaid principal balances.

Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. As of December 31, 2019, the Company had no investment in equity partnerships.

Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2019, the Company has no real estate.

Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2019, the Company has no real estate joint ventures.

Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2019, the Company has no real estate.

All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein. The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein L.P. (“AllianceBernstein”)) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC SAP. The Company petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

In addition, EFLOA has executed various collateral arrangements with counterparties regarding over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

Realized Investment Gains (Losses) and Unrealized Capital Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which EFLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

Fair Value of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Separate Accounts

Separate Accounts’ assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 84 percent of these assets consist of securities reported at market value and 16 percent consist of fixed maturity securities carried at amortized cost in a book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company’s Statements of Operations — Statutory Basis.

Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance (“MODCO”) basis, with Separate Accounts’ assets and liabilities remaining with EFLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to “Other income”) and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the “Separate Accounts’ modified coinsurance reinsurance” line in the Statements of Operations — Statutory Basis.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus. The Company had $64.8 million and $57.5 million of non admitted assets as of December 31, 2019 and 2018, respectively.

Policy and Contract Claims

Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

Aggregate Reserves

Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners’ Reserve Valuation Method and Commissioners’ Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

Federal Income Taxes

The Company has a tax sharing agreement with Equitable Holdings and is included in a consolidated federal income tax return together with Equitable Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

Revision of Prior Period Financial Statements

During the second quarter of 2018, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 and 2016 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 financial statements to correct for these errors.

The following tables present line items in the Company’s financial statements — statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

	Year Ended December 31, 2017
	As Reported	Adjustments	As Revised
	(in millions)
Statement of Operations — Statutory Basis
BENEFITS AND EXPENSES:
Increase (decrease) in reserves	255.1	(1.2)	253.9
Total Expenses	696.9	(1.2)	695.7

Net gain (loss) from operations before federal income taxes (“FIT”)	(57.9)	1.2	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(22.3)	1.0	(21.3)

Net gain (loss) from operations	(35.6)	0.2	(35.4)

Net income (loss)	$(12.4)	$0.2	$(12.2)

Statement of Changes in Capital and Surplus — Statutory Basis
Balance, beginning of year:
Unassigned surplus (deficit)	$(77.1)	$(15.9)	$(93.0)

Total capital and surplus	318.6	(15.9)	302.7
Net income (loss)	(12.4)	0.2	(12.2)

Net change in Capital and Surplus	(15.9)	0.2	(15.7)
Balance, end of year:
Unassigned surplus (deficit)	(93.0)	(15.7)	(108.7)

Total capital and surplus	$302.7	$(15.7)	$287.0

Correction of error

During the fourth quarter of 2019, the Company’s management identified an error in the calculation of universal life NLG reserves. As a result of this error, and in accordance with SSAP #3, the Company reported a correction to decrease opening surplus by $12.3 million within Statement of Changes in Capital and Surplus and included a current and deferred tax benefit of $3.9 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for any of the Company’s previously filed annual statements. The net gain from operation and surplus in 2018 would have been lower by approximately $2.3 million and $8.4 million, respectively, if such error had not been made. The net gain from operations and surplus in 2017 would have been lower by approximately $2.0 million and $4.1 million, respectively if such error not been made.

Reconciliation of Annual Statement to Audited Financial Statements

During the second quarter of 2018, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 financial statements to correct for these errors.

As a result of the aforementioned adjustments, there is a difference between the accompanying audited statutory financial statements and the 2019, 2018 and 2017 Annual Statements filed with the NAIC and the Arizona Department of Insurance. The 2019, 2018 and 2017 annual statements reflect the misstatements in accordance with SSAP#3 as a correction of a prior year error as a direct change to surplus.

Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

2018	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,704.8	$3,482.4	$222.4	$3,704.8	$(89.4)
Adjustment for reserves	—	—	—	—	0.6

Audited statutory financial statements as reported herein	$3,704.8	$3,482.4	$222.4	$3,704.8	$(88.8)

2017	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,735.1	$3,432.4	$302.7	$3,735.1	$(12.4)
Adjustment for reserves	—	15.7	(15.7)	—	0.2

Audited statutory financial statements as reported herein	$3,735.1	$3,448.1	$287.0	$3,735.1	$(12.2)

3)	INVESTMENTS

Fixed Maturities and Common Stock

The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3

Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$8.5	$0.1	$0.2	$8.4
Special Revenue and Special Assess. Obligations	0.5	0.3	—	0.8
Political Subdivisions of States and Territories	3.6	0.1	—	3.7
Industrial and Miscellaneous (Unaffiliated)	1,052.9	2.2	54.4	1,000.7
Preferred Stocks	4.2	—	0.4	3.8

Total Fixed Maturities	$1,069.7	$2.7	$55.0	$1,017.4

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$2.0	$—	$—	$2.0

Total Unaffiliated Common Stocks	$2.0	$—	$—	$2.0

Proceeds from sales of investments in fixed maturities and common stocks during 2019, 2018 and 2017 were $56.4 million, $264.7 million and $300.4 million, respectively. Gross gains of $0.6 million in 2019, $0.7 million in 2018 and $9.7 million in 2017 and gross losses of $1.3 million in 2019, $8.2 million in 2018 and $6.8 million in 2017, respectively were realized on these sales.

The carrying value and estimated fair value of fixed maturities at December 31, 2019, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$—	$—
Due after one year through five years	173.5	182.9
Due after five years through ten years	748.4	795.5
Due after ten years	428.8	454.4
Mortgage-backed securities	0.2	0.2
Preferred stocks	2.3	2.3

Total Fixed maturities	$1,353.2	$1,435.3

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company’s securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

The following table discloses fixed maturities 21 issues and 235 issues, respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2019 and 2018, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$—	$—	$4.6	$0.2	$4.6	$0.2
Industrial and Miscellaneous (Unaffiliated)	372.8	15.6	470.6	38.8	843.4	54.4
Preferred Stocks	1.9	0.1	1.9	0.3	3.8	0.4

Total Fixed Maturities	$374.7	$15.7	$477.1	$39.3	$851.8	$55.0

All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Other than temporary impairments of fixed maturities amounted to $ 0.0 million and $ 2.1 million in 2019 and 2018, respectively.

The Company’s fixed maturity investments are classified by the NAIC utilizing ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019, approximately $5.5 million or 0.4% of the $1,353.2 million of the Company’s fixed maturities was considered to be other than investment grade.

At December 31, 2019 and 2018, the carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date, were $0.0 million and $0.3 million for fixed maturities, respectively.

At December 31, 2019 and 2018, EFLOA, in accordance with various government and state regulations, had $7.4 million and $3.9 million of securities deposited with government or state agencies, respectively.

Subprime Exposure

Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers’ income. Residential Mortgage Backed Securities (“RMBS”) are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans.

The Company has no direct or indirect exposure through investments in subprime mortgage loans.

The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

EFLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

Mortgage Loans

As of December 31, 2019 and 2018, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

Loan-Backed Securities

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value all securities except issues in default. The carrying value and fair value of the Company’s loan-backed securities as of December 31, 2019 was $7.9 million and $8.3 million, respectively. The carrying value and fair value of the Company’s loan-backed securities was $14.5 million and $14.5 million as of December 31, 2018, respectively.

There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2019.

There were no loan-backed securities with a recognized other than temporary impairment recorded for the year ended December 31, 2019.

All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2019:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Repurchase Agreements, Real Estate and Low Income Housing Tax Credit (“LIHTC”)

The Company did not have any repurchase or reverse repurchase agreements during 2019.

The Company does not have any real estate.

The Company has no low income tax credits (“LIHTC”).

Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

Detail of Other Restricted Assets:

As of December 31, 2019, and 2018 the Company had $7.4 million and $3.9 million, respectively, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $0.2 million and $2.0 million common stock investment in the Federal Home Loan Bank as of December 31, 2019 and 2018, respectively.

Collateral Received and Reflected as Assets Within the Reporting Entity’s Financial Statements:

As of December 31, 2019, the Company collateral assets carrying value and fair value were $14.7 million or 0.8% of general account assets and $14.7 million or 0.8% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $14.7 million or 1.0% of total liabilities.

The Company does not have any working capital finance investments.

Offsetting and Netting of Assets and Liabilities

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$31.1	$2.9	$28.2

LIABILITIES
Total Derivatives	$2.9	$2.9	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2018

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$19.6	$0.9	$18.7

LIABILITIES
Total Derivatives	$0.9	$0.9	$—

Structured Notes

The Company had no structured notes as of December 31, 2019 or 2018.

5GI Securities

The Company had no 5GI Securities as of December 31, 2019 or 2018.

Short Sales

The Company had no short sales during the years ended December 31, 2019, 2018 and 2017.

Prepayment Penalty and Acceleration Fees

The Company had Prepayment Penalties or Acceleration fees of $0.1 million in the separate account for the year ended December 31, 2019 and $0.0 million for the years ended December 31, 2018 and 2017, respectively.

Realized Capital Gains (Losses)

The following table summarizes the realized capital gains (losses) for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$(0.6)	$(9.5)	$0.2
Derivative instruments	81.8	5.8	41.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	0.8	5.9	(4.2)
Tax (expense) credits	(17.1)	(1.2)	(14.6)

Net Realized Capital Gains (Losses)	$64.9	$1.0	$23.2

4)	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2019 and 2018. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2019 and 2018.

5)	INVESTMENT INCOME

Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans — on loans in foreclosure or where collection of interest is uncertain.

•	Securities — as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate — where rent is in arrears more than three months or is deemed uncollectible.

The total amount of due and accrued income excluded was $0.0 million and $0.1 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes the net investment income for December 31, 2019, 2018 and 2017 (in millions):

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$46.4	$39.8	$34.2
Affiliated dividends	6.7	8.2	6.2
Mortgage loans	0.6	0.6	0.6
Policy loans	2.9	2.2	1.5
Cash and short-term instruments	1.8	1.3	0.5
Investment expense and other	(2.7)	(3.7)	(3.5)
Amortization of IMR	—	0.8	0.7

Net investment income	$55.7	$49.2	$40.2

6)	DERIVATIVE INSTRUMENTS

The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2019, the market value of the net option positions was $15.1 million and the futures cash margin position was $13.1 million. As of December 31, 2018, the market value of the net option positions was $12.4 million and futures cash margin position was $6.3 million. These positions generated realized gains of $81.8 million in 2019 and $5.8 million in 2018 and and $41.8 million in 2017, and generated unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018 and unrealized gains of $20.5 million in 2017, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2019	2018	2019	2018
	(in millions)
Equity options	18.0	13.3	2.9	0.9

Total	$18.0	$13.3	$2.9	$0.9

At December 31, 2019 and 2018, the notional amounts were $431.1 million and $254.6 million, respectively.

7)	INCOME TAXES

Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

DTA/DTL Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$83.3	$2.6	$85.9	$72.8	$2.1	$74.9	$10.5	$0.5	$11.0
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Deferred tax assets nonadmitted	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6

Subtotal net admitted deferred tax asset	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4
Deferred tax liabilities	3.2	6.9	10.1	3.9	5.1	9.0	(0.7)	1.8	1.1

Net admitted deferred tax assets/(net deferred tax liability)	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3

Admission Calculation Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	37.5	XXX	XXX	31.1	XXX	XXX	6.4
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	10.1	—	10.1	9.0	—	9.0	1.1	—	1.1
Deferred tax assets admitted as the result of application of SSAP 101	$26.7	$—	$26.7	$23.3	$—	$23.3	$3.4	$—	$3.4

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	748.111%	680.260%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$271.1	$223.9

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

(a)	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2019
	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%

(b)	The Company’s tax planning strategies does not include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Federal	$(19.1)	$7.6	$(21.3)
Foreign	—	—	—

Subtotal	(19.1)	7.6	(21.3)
Federal income tax on net capital gains	17.1	1.2	14.6
Utilization of capital loss carry-forwards	—	—	—
Other	3.0	(8.4)	8.4

Federal and Foreign income taxes incurred	$1.0	$0.4	$1.7

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$21.8	$—	$21.8	$7.8	$—	$7.8	$14.0	$—	$14.0
Investments	—	0.3	0.3		0.5	0.5	—	(0.2)	(0.2)
Deferred acquisition costs	47.5	—	47.5	39.7	—	39.7	7.8	—	7.8
Nonadmitted	1.2	—	1.2	1.1	—	1.1	0.1	—	0.1
Net loss carry-forward	11.3	2.3	13.6	21.9	1.6	23.5	(10.6)	0.7	(9.9)
Tax credit carry-forward	0.9	—	0.9	1.8	—	1.8	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.6	—	0.6	0.5	—	0.5	0.1	—	0.1

Total gross DTAs	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Nonadmitted DTAs	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6

Admitted DTAs	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4

DTLs:
Investments	—	(6.9)	(6.9)	—	(5.1)	(5.1)	—	(1.8)	(1.8)
Deferred and uncollected premium	—	—	—	(0.4)	—	(0.4)	0.4	—	0.4
Policyholder reserves	(3.2)	—	(3.2)	(3.4)	—	(3.4)	0.2	—	0.2
Other (including items <5% of total ordinary tax assets)	—	—	—	(0.1)	—	(0.1)	0.1	—	0.1

Total DTLs	(3.2)	(6.9)	(10.1)	(3.9)	(5.1)	(9.0)	0.7	(1.8)	(1.1)

Net admitted (DTL)/DTA	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2019	2018	Change
	(in millions)
Total deferred tax assets	$85.9	$74.9	$11.0
Total deferred tax liabilities	(10.1)	(9.0)	(1.1)

Net deferred tax assets/liabilities	75.8	65.9	9.9
Statutory valuation allowance adjustment	—	—	—

Net deferred tax assets/liabilities after SVA	$75.8	$65.9	9.9

Tax effect of unrealized gains/(losses)			1.2
Incurred tax items in surplus			—

Change in net deferred income tax			$11.1

The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.

Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(32.5)	$(6.8)	21.00%
Dividends-received deduction	(4.0)	(0.8)	2.57%
Interest maintenance reserve	—	—	—%
IRS audit adjustment	0.5	—	(0.31)%
Deferred gain on reinsurance	(13.7)	(2.9)	8.85%
Incurred tax items in surplus	2.3	0.5	(1.42)%
Other, provision to return	(0.4)	(0.1)	0.24%

Total	$(47.8)	$(10.1)	30.93%

Federal income tax incurred		$1.0	(3.22)%
Change in net deferred income tax		(11.1)	34.15%

Total statutory income taxes		(10.1)	30.93%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

As of December 31, 2019 the Company has net operating loss carry-forward of $53.6 million, capital loss carryforward of $11.1 million and an AMT credit carryforward of $0.9 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Life Insurance Company	Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company	Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.	AXA Technology Services America, Inc.
AllianceBernstein Corp.	AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.	EQ AZ Life Re Company
Equitable Casualty Insurance Co.	CS Life RE Company
JMR Realty Services, Inc.	U.S. Financial Life Insurance Company
1740 Advisers, Inc.	AXA IM Holdings US, Inc.
MONY Financial Services, Inc.	Alpha Unit Holdings, Inc.
Trusted Investment Advisors Corp.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2019 and 2018, the total amount of unrecognized tax benefits were $4.7 million and $4.6 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019, 2018 and 2017 were $0.5 million, $0.4 million and $0.3 million, respectively. Tax expense for 2019 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance at January 1	$4.2	$4.0	$4.0
Additions for tax positions of prior years	—	0.2	—
Reduction for tax positions of prior years	—	—	—
Settlements with tax authorities	—	—	—

Balance at December 31	$4.2	$4.2	$4.0

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

The IRS is currently auditing the tax years 2010-2013.

Repatriation Transition Tax (RTT) — RTT Owed under the TCJA- None

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2019 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	0.9
2	Beginning Balance of AMT Credit Carryforward	1.8
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	0.9
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	0.9
8	Reporting Entity Ending Balance (8=5-6-7)	$—

8)	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

EFLOA does not have any guarantees for the benefit of an affiliate or related party.

As of December 31, 2019, with the permission of the Arizona Department of Insurance, the Company accrued a $85.0 million capital contribution from it’s parent AEFS. This amount was settled on February 27, 2020.

On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from its parent AEFS as of December 31, 2018. This amount was settled on February 20, 2019.

On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2019 and 2018 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2019, 2018 and 2017, were $5.2 million, $4.4 million and $3.4 million, respectively. There were no claims ceded for any of the years. For additional information see Note 12.

EFLOA reported amounts due from affiliates of $88.3 million and $74.3 million at December 31, 2019 and 2018, respectively. The Company reported amounts payable to affiliates of $7.9 million and $3.8 million at December 31, 2019 and 2018, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses AXA Equitable Life Insurance Company (“AXA Equitable”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $130.5 million, $156.3 million and $110.5 million in 2019, 2018 and 2017, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.8 million in 2019, 2018 and 2017, respectively. EFLOA incurred distribution fee charges from AXA Network, LLC of $103.7 million, $113.2 million and $109.1 million in 2019, 2018 and 2017, respectively, and from AXA Distributors, LLC of $52.0 million, $47.5 million and $43.1 million in 2019, 2018 and 2017, respectively, for distributing EFLOA’s products.

Investment SCA

The Company’s carrying value of its investment in AllianceBernstein was $58.7 million and $53.0 million as of December 31, 2019 and 2018, respectively. The AllianceBernstein security was updated with the NAIC on December 19, 2019. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9)	CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from AEFS. This amount was settled on February 27, 2020. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from its parent AEFS as of December 31, 2018. This amount was settled on February 20, 2019.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2020. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

The Company did not pay any dividends in 2019, 2018 and 2017.

The Company had no special surplus funds as of December 31, 2019 and 2018.

The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(15.4) million, $(21.1) million and $(25.5) million as of December 31, 2019, 2018 and 2017, respectively.

10)	COMMITMENTS AND CONTINGENCIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which EFLOA does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. EFLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on EFLOA’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Contingent Commitments

Joint Ventures, Partnerships and Limited Liability Company contingent liabilities

To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships. As of December 31, 2019, there were no commitments outstanding.

Other Contingent Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2019.

Assessments

(1)

As of December 31, 2019 and 2018, the Company had a $0.7 million and $0.7 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial

Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2019 and 2018, and an additional $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2019 and 2018. The Company has received no notification in 2019, 2018 or 2017 of any other new insolvencies that are material to the Company’s financial position.

(2)	Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

The Company had no significant guarantee fund liability as of December 31, 2019 and 2018.

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty Network America Insurance Company	45	1-68	11	45	1-68	11
American Network Insurance Company	44	1-68	14	44	1-68	14

11)	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Fair Value Measurement at Reporting Date

The following tables provide information as of December 31, 2019 and 2018 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1

Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets(1)	2,248.9	14.3	—	—	2,263.2

Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	2.0	—	2.0
Total Common Stocks	—	—	2.0	—	2.0

Derivative Assets:
Options	—	12.4	—	—	12.4

Total Derivatives	—	12.4	—	—	12.4
Separate Accounts Assets(1)	1,835.6	14.4	—	—	1,850.0

Total Assets at Fair Value	$1,835.6	$26.8	$2.0	$—	$1,864.4

Liabilities at Fair Value:
Derivative Liabilities	—	—	—	—	—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2019, 2018 and 2017:

	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Common stock — Industrial and Miscellaneous	2.0	—	—		(1.8)	0.2

Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.
	Beginning Balance at January 1, 2018	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2018
	(in millions)
Commercial Mortgage-Backed Securities	$—	$—	$—	$2.0	$—	$2.0

Total	$—	$—	$—	$2.0	$—	$2.0

During 2018 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2017	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2017
	(in millions)
Commercial Mortgage-Backed Securities	$1.6	$—	$5.0	$—	$(6.6)	$—

Total	$1.6	$—	$5.0	$—	$(6.6)	$—

During 2017 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2019 and 2018 for financial instruments:

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock(1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts(2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2018
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,013.6	$1,065.5	$—	$1,002.6	$11.0	$—	$—
Preferred Stock	$3.8	$4.2	$3.8	$—	$—	$—	$—
Common Stock(1)	$72.7	$55.0	$—	$—	$72.7	$—	$—
Mortgage Loans on Real Estate	$16.2	$17.0	$—	$—	$16.2	$—	$—
Policy Loans	$121.9	$109.9	$—	$—	$121.9	$—	$—
Derivatives	$12.4	$18.7	$—	$12.4	$—	$—	$—
Separate Accounts(2)	$2,271.3	$2,276.6	$1,840.5	$430.8	$—	$—	$—
Policyholders liabilities: Investment contracts	$4.9	$4.9	$—	$—	$4.9	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.

12)	REINSURANCE AGREEMENTS

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium. The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into AXA Equitable.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019, $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018 and $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017. The contract is now closed to new business.

The following table summarizes the effect of reinsurance:

	2019	2018		2017
	(in millions)
Direct premiums	$759.0		$719.1	$655.0
Considerations for supplementary contracts	5.6		4.4	4.0
Reinsurance assumed	1.2		2.4	2.4
Reinsurance ceded to Protective	(70.0)		(76.1)	(92.0)
Reinsurance ceded — Other	(62.3)		(58.4)	(50.0)

Premiums and annuity considerations	$633.5		$591.4	$519.4

Reduction in insurance — Protective

Reserves, at December 31(1)	$1,247.0	*$	1,314.0	$1,383.0

Reduction in insurance — Other

Reserves, at December 31	$267.6		$282.1	$289.0

(1)	At December 31, 2019 there was $1,131.0 million of assets held in trust at Northern Trust supporting this reinsurance credit.

13)	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.

At December 31, 2019, the Company had $718.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $7.1 million at December 31, 2019.

14)	VARIABLE ANNUITY CONTRACTS — GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) AND GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”)

Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. EFLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

As a result of the Reinsurance Agreement with Protective, EFLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)	ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2019:	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed(1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$175.0	$—	$—	$175.0	16.3%
(b) At book value less current surrender charge of 5% or more	2.4	—	—	2.4	0.2%
(c) At fair value	—	—	578.5	578.5	53.9%

(d) Total with adjustment or at fair value (Total of 1 through 3)	177.4	—	578.5	755.9	70.4%

(e) At book value without adjustment (minimal or no charge or adjustment)	246.9	—	—	246.9	23.0%
2. Not subject to discretionary withdrawal	70.2	—	—	70.2	6.6%

3. Total (Gross: Direct + Assumed)	494.5	—	578.5	1,073.0	100.0%

4. Reinsurance ceded	494.5	—	—	494.5

5. Total (net) (C) — (D)	$—	$—	$578.5	$578.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—%
(c) At fair value	—	—	—	—	—%

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—%

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	1.4	52.1%
2. Not subject to discretionary withdrawal	1.3	—	—	1.3	47.9%

3. Total (Gross: Direct + Assumed)	2.7	—	—	2.7	100.0%

4. Reinsurance ceded	2.7	—	—	2.7

5. Total (net) (C) — (D)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS 1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—%
(c) At fair value	—	—	—	—	—%

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—%

(e) At book value without adjustment (minimal or no charge or adjustment)	43.4	—	—	43.4	98.2%
2. Not subject to discretionary withdrawal	0.8	—	—	0.8	1.8%

3. Total (Gross: Direct + Assumed)	44.2	—	—	44.2	100.0%

4. Reinsurance ceded	40.5	—	—	40.5

5. Total (net) (C) — (D)	$3.7	$—	$—	$3.7

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

(1)	The entire Separate Accounts reserve total of $578.5 million is ceded as part of a modified coinsurance basis treaty with Protective.

16)	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. Subject to discretionary withdrawal, surrender values, or policy loans:

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Universal Life	$406.1	$406.1	419.4	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	1,467.8	1,084.3	1,223.1	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	229.0	211.6	216.3	2,103.6	1,815.0	1,881.9
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies without Cash Value	XXX	XXX	366.1	XXX	XXX	—
(2) Accidental Death Benefits	XXX	XXX	—	XXX	XXX	—
(3) Disability — Active Lives	XXX	XXX	41.7	XXX	XXX	—
(4) Disability — Disabled Lives	XXX	XXX	17.4	XXX	XXX	—
(5) Miscellaneous Reserves	XXX	XXX	290.0	XXX	XXX	—
C. Total (gross: direct + assumed)	$2,102.9	$1,702.0	$2,574.0	$2,103.6	$1,815.0	$1,881.9
D. Reinsurance Ceded	25.9	25.9	971.1	—	—	—
E. Total (net) (C) (D)	$2,077.0	$1,676.1	$1,602.9	$2,103.6	$1,815.0	$1,881.9

17)	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2019		2018
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	(0.1)	(0.1)	(0.1)	(0.1)
Ordinary renewal	(0.5)	(0.5)	2.2	2.2
Group life	0.3	0.3	0.4	0.4

Total premium and annuity considerations deferred and uncollected	$(0.3)	$(0.3)	$2.5	$2.5

18)	SEPARATE ACCOUNTS

Separate Accounts’ Activity

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities

In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

As of December 31, 2019 and 2018, the Company’s Separate Accounts statement included legally insulated assets of $2,663.8 million and $2,240.3 million, and not legally insulated of $40.4 million and $40.5 million, respectively. The assets legally insulated include $580.3 million and $527.6 million of variable annuities and $2,083.5 million and $1,712.7 million for variable life as of December 31, 2019 and December 31, 2018, respectively. The non-insulated assets represent variable life.

In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.4 million and $0.3 million for the years ended December 31, 2019, 2018 and 2017, respectively.

For the years ended December 31, 2019, 2018 and 2017, the General Account of the Company has paid $1.4 million, $1.0 million and $0.8 million toward Separate Accounts’ guarantees.

None of the Company’s Separate Accounts engage in securities lending transactions.

General Nature and Characteristics of Separate Accounts Business

Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
Premiums, considerations or deposits for the year ended December 31, 2019	$—	$—	$—	$244.4	$244.4

Reserves at December 31, 2019 for accounts with assets at:
Market value	$—	$—	$—	$2,046.8	$2,046.8
Amortized cost	29.8	383.8	—	—	413.6

Total reserves	$29.8	$383.8	$—	$2,046.8	$2,460.4

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$29.8	$—	$—	$—	$29.8
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,046.8	2,046.8
At market value
At book value without market value adjustment and with current surrender charge less than 5%	—	383.8	—	—	383.8

Subtotal	29.8	383.8	—	2,046.8	2,460.4
Not subject to discretionary withdrawal	—	—	—	—	—

Total (Gross: Direct and Assumed)(1)	$29.8	$383.8	$—	$2,046.8	$2,460.4

(1)	The Separate Accounts reserves are subject to $1,071.9 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$244.4
b. Transfers from Separate Accounts	248.1

c. Net transfers to or (from) Separate Accounts (a) — (b)	$(3.7)

2. Reconciling Adjustments:
a.	—
b.	—
c.	—

3. Transfers as Reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(3.7)

19)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2019 and 2018 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31,
	2019	2018
	(in millions)
Group Employee Benefits	$37.1	$31.3

Gross Balance at January 1,	$31.3	$12.0
Less Reinsurance	10.9	4.1

Net Balance at January 1,	$20.4	$7.9

Incurred Claims (net) Related to:
Current Year	$51.4	$41.9
Prior Year	(10.7)	—

Total Incurred	$40.7	$41.9

Paid Claims (net) Related to:
Current Year	$32.8	$24.6
Prior Year	7.3	4.8

Total Paid	$40.1	$29.4

Net Balance at December 31,	$20.8	$20.4
Add Reinsurance	16.3	10.9

Gross Balance at December 31,	$37.1	$31.3

The table below presents incurred and paid claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1.9	$2.5	$3.1	$—	108
2018	5.2	7.4			183
2019	10.4			3.8	170

Cumulative LTD Incurred Claims	$ 17.5	$9.9	$3.1	$3.8

The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2.5	$3.1		107
2018	$7.4		$2.8	146

Cumulative LTD Incurred Claims	$9.9	$3.1	$2.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2019 and 2018:

	December 31,
	2019	2018
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reins	$17.6	$9.9
Subtract Cumulative LTD Paid Claims, net of reins	(3.5)	(1.3)
Subtract Impact of LTD Discounting, net of reins	(1.8)	(0.8)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	$12.3	$7.8

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$12.3	$7.8
Other short-duration contracts, net of reinsurance	8.5	12.6

Total liabilities for unpaid claim and claim expense, net of reinsurance	$20.8	$20.4

Reinsurance Recoverable on unpaid claims
Long-term disability	$14.2	$8.9
Other short-duration contracts	2.1	2.0

Total Reinsurance Recoverable	$16.3	$10.9

Total liability for unpaid claim and claim expense	$37.1	$31.3

20)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)

Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2019 or 2018.

Federal Home Loan Bank (“FHLB”)

As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2019, the Company had no borrowings from FHLB.

21)	SHARE-BASED COMPENSATION

Certain employees of AXA Equitable who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. EFLOA was allocated $2.8 million, $2.9 million and $3.1 million of compensation costs, included in Operating expenses in the statements of operations—statutory basis, for share-based payment arrangements during each of the years ended December 31, 2019, 2018 and 2017, respectively.

22)	SUBSEQUENT EVENTS

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue, a $85.0 million capital contribution from its parent AEFS. This amount was settled on February 27, 2020.

Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2020.

COVID-19 Pandemic

The outbreak of the novel Coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The Company has evaluated the effects of events subsequent to December 31, 2019, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by Coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)   The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

(b)   The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)   Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(2)   Not applicable.

(3)   (a)   Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(b)   Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(i)    Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(ii)  Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(c)   Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(d)   Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(e)   General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(i)    First Amendment dated as of August 1, 2006 to General Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(ii)  Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(iii)  Form of the Third Amendment to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

(iv)  Form of the Fourth Amendment to General Agent Sales Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

(v)   Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(vi)  Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.

(vii)  Seventh Amendment to General Agent Sales Agreement, dated as of April 1, 2016, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.

(f)    Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(g)   Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(h)   Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(4)   Form of flexible payment variable annuity contract, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

(5)   Form of application for flexible payment variable annuity contract, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-59717) filed on April 26, 2006.

(6)   (a)   Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(b)   By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(c)   Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(d)   By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2020) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(7)   (a)    Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(b)   Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(8) (a)    Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(i)    AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(ii)  Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(iii) Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(iv)  Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(v)  Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vi)  Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vii)  Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(viii) Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(ix) Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

(x)   Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA

Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

(y)   Amendment No. 10, dated as of May 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference and/or previously filed with Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement filed on Form N-1A on April 28, 2017 (File No. 333-17217).

(z)   Amendment No. 11, dated as of November 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference and/or previously filed with Post-Effective Amendment No. 128 to the EQ Advisors Trust Registration Statement on Form N1-A filed on October 27, 2017 (File No. 333-17217).

(b)   Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

(i)    Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

(ii)   Amendment No. 1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(iii)  Amendment No. 2, dated as of November 1, 2013 (“Amendment No.2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”)., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(iv)  Amendment No. 3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(v)   Amendment No. 4, dated as of July 8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(vi)  Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N1-A (File No. 333-70754) filed on April 26, 2016.

(c)   Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

(d)   Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-134304) filed April 26, 2012.

(e)   Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(i)    Amendment No. 3 dated as of May 1, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-134304) filed on April 26, 2012.

(f)    Participation Agreement dated May 1, 2003 among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-72632) filed on April 27, 2012.

(i)    Amendment No. 1, effective April 1, 2010, to the Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., MONY Life Insurance Company of America, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 26, 2010.

(g)   Participation Agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to Pre-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)   Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated May 1, 2003 among MONY Life Insurance Company of America, AXA Equitable Life Insurance Company, ProFunds and ProFund Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)   Participation Agreement dated January 1, 1997 between Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

(i)    Amendment dated May 15, 2002 to Fund Participation Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

(i)    Participation Agreement dated July 1, 1999 between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

(i)    Amendment effective October 1, 2002 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

(ii)  Second Amendment effective November 27, 2013 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-59717) filed April 24, 2015.

(j)   Participation Agreement, dated August 27, 2010 by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-160951) filed on December 2, 2010.

(j)   Participation Agreement dated December 1, 2001 among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)   Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(k)   Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(l)  Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

(9)  Opinion and consent of Shane Daly, Equitable Financial Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.

(10) (a)  Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Equitable Financial Life Insurance Company of America, filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) Powers of Attorney, filed herewith.

Item 25. Directors and Officers of the Depositor

*  The business address for all officers and directors of the Company is 525 Washington Boulevard, Jersey City, New Jersey 07310.

Name and Principal Business Address	Positions and Offices With MONY America
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 01921

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Green & Blue Advisors
285 Central Park West, Apt. 7S
New York, NY 10024

OFFICER-DIRECTOR

*Mark Pearson	Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Vice President and Secretary

*Jeffrey J. Hurd	Senior Executive Vice President and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Vice President and Chief Financial Officer

*Marine de Boucaud	Senior Vice President and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Vice President and General Counsel

*Michael B. Healy	Senior Vice President and Chief Information Officer

*Adrienne Johnson	Senior Vice President and Chief Transformation Officer

*Keith Floman	Senior Vice President and Deputy Chief Actuary

*Michel Perrin	Senior Vice President and Actuary

*Nicholas Huth	Senior Vice President, Chief Compliance Officer and Associate General Counsel

*Kathryn Ferrero	Senior Vice President and Chief Marketing Officer

*David Karr	Senior Vice President

*Christina Banthin	Senior Vice President and Associate General Counsel

*Eric Colby	Senior Vice President

*Graham Day	Senior Vice President

*Glen Gardner	Senior Vice President

*Ronald Herrmann	Senior Vice President

*Steven M. Joenk	Senior Vice President and Chief Investment Officer

*Kevin M. Kennedy	Senior Vice President

*Kenneth Kozlowski	Senior Vice President

*Susan La Vallee	Senior Vice President

*Barbara Lenkiewicz	Senior Vice President

*Carol Macaluso	Senior Vice President

*William MacGregor	Senior Vice President and Associate General Counsel

*James Mellin	Senior Vice President

*Hillary Menard	Senior Vice President

*Prabha (“Mary”) Ng	Senior Vice President

*James O’Boyle	Senior Vice President

*Manuel Prendes	Senior Vice President

*Robin M. Raju	Senior Vice President

*Trey Reynolds	Senior Vice President

*Aaron Sarfatti	Senior Vice President and Chief Risk Officer

*Stephen Scanlon	Senior Vice President

*Samuel Schwartz	Senior Vice President

*Theresa Trusskey	Senior Vice President

*Marc Warshawsky	Senior Vice President

*Antonio Di Caro	Senior Vice President

*Shelby Hollister-Share	Senior Vice President

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Equitable Financial Life Insurance Company of America, a wholly-owned subsidiary of Equitable Holdings, LLC.

(a)  The Equitable Holdings, Inc. — Subsidiary Organization Chart: Q1-2020 is filed as an exhibit herewith.

Item 27. Number of Contract Owners:

As of March 31, 2020 there were 4,243 owners of Qualified Contracts and 2,035 owners of Non-Qualified Contracts of the MONY Custom Master contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

The By-Laws of MONY Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

Section 1. Nature of Indemnity. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

Section 6. Survival; Preservation of Other Rights. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 7. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, SOMPO (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb), and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities

(other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)   The principal underwriters for the Separate Account are Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”).

(b)   Equitable Advisors and Equitable Distributors are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable, EQ Advisors Trust and EQ Premier VIP Trust, and Equitable America Variable Account L. In addition, Equitable Advisors is the principal underwriter for Equitable’s Separate Account 301. The principal business address of Equitable Advisors and Equitable Distributors is 525 Washington Boulevard, Jersey City, New Jersey 07310.

(c)   Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of Equitable Advisors, LLC or Equitable Distributors, LLC, as applicable.

(i)  Equitable Advisors, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)  Equitable Distributors, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Kevin M. Kennedy	Director and Executive Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address:

1290 Avenue of the Americas

NY, NY 10140

(c)                The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Company, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, 1290 Avenue of the Americas, New York, New York, 10104, 2801 Highway 280 South, Birmingham, Alabama, 35223, or at 525 Washington Boulevard, Jersey City, New Jersey 07310.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)   to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)   Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF
THE INVESTMENT COMPANY ACT OF 1940

Registrant and the Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2020.

Equitable America Variable Account A of Equitable Financial Life Insurance Company of America
(Registrant)

By:	Equitable Financial Life Insurance Company of America
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2020.

Equitable Financial Life Insurance Company of America
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*	Chief Executive Officer and Director
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Senior Executive Vice President and Chief Financial Officer
Anders Malmstrom

PRINCIPAL ACCOUNTING OFFICER:

*	Senior Vice President and Chief Accounting Officer
William Eckert

*DIRECTORS:

Joan Lamm-Tennant Kristi Matus Ramon de Oliveira	Charles Stonehill Daniel G. Kaye Anders Malmstrom William Eckert	Mark Pearson George Stansfield Bertram Scott

*BY:	/s/ SHANE DALY
Shane Daly
Attorney-in-Fact

April 22, 2020

EXHIBIT INDEX

	Exhibit No.	Description	Tag Values
Item 24.	9(a)	Opinion and Consent of Counsel	EX-99.9a
	10(a)	Consent of PricewaterhouseCoopers LLP	EX-99.10a
	13	Powers of Attorney	EX-99.13
Item 26.	26(b)	Subsidiary Organizational Chart	EX-99.26